UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number

811- 09525

Rydex Dynamic Funds

(Exact name of registrant as specified in charter)

9601 Blackwell Road, Suite 500

Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Carl G. Verboncoeur

Rydex Dynamic Funds

9601 Blackwell Road, Suite 500

Rockville, Maryland 20850

(Name and address of agent for service)

Registrant's telephone number, including area code:      1-301-296-5149

Date of fiscal year end:    December 31, 2008

Date of reporting period:     June 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the

Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-

CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the

Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid

Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington,

DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

JUNE 30, 2008

RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

S&P 500 2x STRATEGY FUND

INVERSE S&P 500 2x STRATEGY FUND

NASDAQ-100® 2x STRATEGY FUND

(Formerly, OTC 2x Strategy Fund)

INVERSE NASDAQ-100® 2x STRATEGY FUND

(Formerly, Inverse OTC 2x Strategy Fund)

DOW 2x STRATEGY FUND

INVERSE DOW 2x STRATEGY FUND

RUSSELL 2000® 2x STRATEGY FUND

INVERSE RUSSELL 2000® 2x STRATEGY FUND

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This report and the financial statements contained herein are submitted for the general information of our shareholders. The

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Distributed by Rydex Distributors, Inc.

TABLE OF CONTENTS

LETTER TO OUR SHAREHOLDERS

. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

2

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS

. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

4

ABOUT SHAREHOLDERS’ FUND EXPENSES

. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

5

FUND PROFILES

. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

8

SCHEDULES OF INVESTMENTS

. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

12

STATEMENTS OF ASSETS AND LIABILITIES

. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

48

STATEMENTS OF OPERATIONS

. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

50

STATEMENTS OF CHANGES IN NET ASSETS

. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

52

FINANCIAL HIGHLIGHTS

. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

55

NOTES TO FINANCIAL STATEMENTS

. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

59

OTHER INFORMATION

. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

68

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS

. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

69

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

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1

LETTER TO OUR SHAREHOLDERS

DEAR SHAREHOLDER:

The defining events of the first half of 2008 were the absolute explosion in energy and commodity prices and the meltdown in stocks late in the second quarter as the third leg of the financial crisis unfolded. In this environment,

the key to investment performance was exposure to natural resources, particularly energy; to the companies that produced, processed or delivered natural resources; and the avoidance of virtually all other forms of equity risk. All of the major indices recorded losses as evidenced by the 13.4% decline in the Dow Jones IndustrialSM Average and the 11.9% decline in the S&P 500® Index.

As oil climbed relentlessly, stock prices assumed an inverse relationship to the energy markets. The fallout from rampaging energy prices impacted economies and markets across the globe and was a major driver of financial asset prices.

Recession risks in the developed world increased as economic growth slowed to a crawl and inflation reared its ugly head. The rise in energy prices put central banks across the globe on inflation watch and a coordinated tightening cycle began to unfold even as growth slowed. No fewer than 24 central banks, including all of the BRIC nations, increased rates in the first half of the year.

Fear replaced optimism as the dominant emotion driving market behavior and risk was shunned. For equity investors, a perfect storm of high and rising energy costs, recession fears, inflation and tightening monetary policy eclipsed the facts that the non-financial corporate sector is in robust health, interest rates remain low and there is a massive pile of cash waiting on the sidelines.

With a wave of negativism hitting financial markets, pockets of strength were few and far between. Energy stocks rallied hard on skyrocketing oil prices and materials stocks did well — by not going down — due to their alignment with the global growth wave and the associated boom in exports. Reasons for optimism were hard to come by, but we think it is noteworthy that existing home sales have shown signs of a bottom, the dollar stabilized, and despite the global pullback in stock prices, economic growth in the developing markets continued

to power ahead.

Looking forward, we think confidence will slowly return to the global financial sector as it has been doing, albeit fitfully, since early spring. Any rebound in financial share prices will ultimately pull the broader market averages higher as we have seen repeatedly since the unfolding of the financial crisis over a year ago. Until that happens,

large-cap stocks and growth stocks seem like the better play rather than small-cap and value stocks even though small-caps outperformed – again by going down less – toward the end of the second quarter. The Russell 2000®

Index of small-cap stocks declined a comparatively modest 9.4% in the first half of the year.

With inflation becoming more of a concern and the Fed more vigilant about the dangers of rising prices, the pressure on interest rates will continue to be to the upside – even as growth slows. The explosion in commodities exhibits the characteristics of a mania: panic buying and prices racing ahead of underlying demand. Although signs of falling demand for energy in the developed world are unmistakable, the price of a barrel of crude oil rose an eye-popping 45% in the first half of the year, blasting through the $100/bbl mark and hitting $140/bbl by the end of June.

There is no question that the emergence of a global tightening cycle, plummeting consumer confidence and

$140/bbl oil has increased the chances of an outright recession in the U.S. Although risks are higher, the most likely scenario as we move into the second half of the year is a continuation of the no-recession/no-recovery economy as exports and the remnants of the one-time boost from tax rebate checks support growth in the short run.

There are still reasons to be cautious. The all-important financial sector is going through the painful process of rebuilding its balance sheets and central banks are tightening at the exact time growth is slowing, both of which are ultimately attributable to high energy costs. With that said, there are emerging pockets of strength and we are mindful that investment success often comes at the point of maximum negativism.

We appreciate the trust you have placed in our firm’s quality and integrity by investing with us.

Sincerely,

David C. Reilly, CFA

Director of Portfolio Strategy

2

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THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

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THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

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3

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (Unaudited)

The Rydex Funds described in this report are benchmarked daily to leveraged or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

An Example of Compounding

For example, consider a hypothetical fund that is designed to produce returns that correspond to 150%

of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a

6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value

(“NAV”) increases from $10.00 to $10.90 for a gain of 9.0%–in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls

9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

Index

Index

Fund

Fund

Level

Performance

Expectation

Fund NAV

Performance

Assessment

Start

100

$10.00

Day 1

106

6.0%

9.0%

$10.90

9.0%

In line

Day 2

99

-6.6%

-9.9%

$

9.82

-9.9%

In line

Cumulative

-1.0%

-1.5%

-1.8%

-0.3%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.

4

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THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs,

including sales charges (loads) on purchase payments, reinvested dividends, or other distributions;

redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2007 and ending June 30, 2008.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an

$8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and

Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5%

return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Certain retirement plans such as IRA, SEP, Roth IRA and 403(b) accounts are charged an annual $15 maintenance fee. Upon liquidating a retirement account, a $15 account-closing fee will be taken from the proceeds of the redemption.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Note that the expenses shown in the table are meant to highlight and help compare ongoing costs only and do not reflect any transactional costs which may be incurred by a Fund.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

|

5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (continued)

Beginning

Ending

Expenses

Expense

Account Value

Account Value

Paid During

Ratio†

December 31, 2007

June 30, 2008

Period*

Table 1. Based on actual Fund return

S&P 500 2x Strategy Fund

A-Class

1.71%

$1,000.00

$  739.60

$  7.40

C-Class

2.46%

1,000.00

737.00

10.62

H-Class

1.71%

1,000.00

739.50

7.40

Inverse S&P 500 2x Strategy Fund

A-Class

1.71%

1,000.00

1,253.43

9.58

C-Class

2.45%

1,000.00

1,249.27

13.70

H-Class

1.71%

1,000.00

1,253.43

9.58

NASDAQ-100® 2x Strategy Fund

A-Class

1.74%

1,000.00

734.30

7.50

C-Class

2.49%

1,000.00

731.48

10.72

H-Class

1.74%

1,000.00

734.63

7.50

Inverse NASDAQ-100® 2x Strategy Fund

A-Class

1.73%

1,000.00

1,196.90

9.45

C-Class

2.48%

1,000.00

1,192.50

13.52

H-Class

1.73%

1,000.00

1,196.30

9.45

Dow 2x Strategy Fund

A-Class

1.71%

1,000.00

712.60

7.28

C-Class

2.46%

1,000.00

710.10

10.46

H-Class

1.71%

1,000.00

712.70

7.28

Inverse Dow 2x Strategy Fund

A-Class

1.70%

1,000.00

1,300.42

9.72

C-Class

2.45%

1,000.00

1,296.80

13.99

H-Class

1.70%

1,000.00

1,301.08

9.73

Russell 2000® 2x Strategy Fund

A-Class

1.72%

1,000.00

782.50

7.62

C-Class

2.46%

1,000.00

779.00

10.88

H-Class

1.72%

1,000.00

782.40

7.62

Inverse Russell 2000® 2x Strategy Fund

A-Class

2.52%

1,000.00

1,134.36

13.37

C-Class

3.22%

1,000.00

1,129.17

17.05

H-Class

2.48%

1,000.00

1,133.27

13.15

6

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THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

Beginning

Ending

Expenses

Expense

Account Value

Account Value

Paid During

Ratio†

December 31, 2007

June 30, 2008

Period*

Table 2. Based on hypothetical 5% return

S&P 500 2x Strategy Fund

A-Class

1.71%

$1,000.00

$1,016.36

$ 8.57

C-Class

2.46%

1,000.00

1,012.63

12.31

H-Class

1.71%

1,000.00

1,016.36

8.57

Inverse S&P 500 2x Strategy Fund

A-Class

1.71%

1,000.00

1,016.36

8.57

C-Class

2.45%

1,000.00

1,012.68

12.26

H-Class

1.71%

1,000.00

1,016.36

8.57

NASDAQ-100® 2x Strategy Fund

A-Class

1.74%

1,000.00

1,016.21

8.72

C-Class

2.49%

1,000.00

1,012.48

12.46

H-Class

1.74%

1,000.00

1,016.21

8.72

Inverse NASDAQ-100® 2x Strategy Fund

A-Class

1.73%

1,000.00

1,016.26

8.67

C-Class

2.48%

1,000.00

1,012.53

12.41

H-Class

1.73%

1,000.00

1,016.26

8.67

Dow 2x Strategy Fund

A-Class

1.71%

1,000.00

1,016.36

8.57

C-Class

2.46%

1,000.00

1,012.63

12.31

H-Class

1.71%

1,000.00

1,016.36

8.57

Inverse Dow 2x Strategy Fund

A-Class

1.70%

1,000.00

1,016.41

8.52

C-Class

2.45%

1,000.00

1,012.68

12.26

H-Class

1.70%

1,000.00

1,016.41

8.52

Russell 2000® 2x Strategy Fund

A-Class

1.72%

1,000.00

1,016.31

8.62

C-Class

2.46%

1,000.00

1,012.63

12.31

H-Class

1.72%

1,000.00

1,016.31

8.62

Inverse Russell 2000® 2x Strategy Fund

A-Class

2.52%

1,000.00

1,012.33

12.61

C-Class

3.22%

1,000.00

1,008.85

16.08

H-Class

2.48%

1,000.00

1,012.53

12.41

*

Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

†

This ratio represents annualized Total Expenses, which includes dividend expense from securities sold short. Excluding short dividend expense, the operating expense ratio of the Inverse Russell 2000® 2x Strategy Fund would be 0.74%, 0.72%, and 0.73% lower for the

A-Class, C-Class, and H-Class, respectively.

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

|

7

FUND PROFILES (Unaudited)

S&P 500 2x STRATEGY FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the S&P 500 Index.

Holdings Diversification (Market Exposure as % of Net Assets)

Inception Dates:

A-Class

September 1, 2004

200%

C-Class

November 27, 2000

H-Class

May 19, 2000

S&P 500 Index Swap

150%

Agreements

Ten Largest Holdings (% of Total Net Assets)

Exxon Mobil Corp.

3.3%

General Electric Co.

1.9%

100%

S&P 500 Index Futures

Microsoft Corp.

1.6%

Contracts

Consumer Discretionary

Consumer Staples

Chevron Corp.

1.5%

Consumer Discretionary

Industrials

Consumer Staples

AT&T, Inc.

1.4%

Industrials

Health Care

Procter & Gamble Co.

1.3%

50%

Health Care

Financials

Financials

Johnson & Johnson, Inc.

1.3%

Energy

Energy

International Business Machines Corp.

1.2%

Information Technology

Information Technology

Apple, Inc.

1.0%

Other

Other

0%

ConocoPhillips

1.0%

S&P 500 2x Strategy Fund

S&P 500 Index

Top Ten Total

15.5%

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes

“Ten Largest Holdings” exclude any temporary

any temporary cash investments.

cash or derivative investments.

INVERSE S&P 500 2x STRATEGY FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse performance of the S&P 500 Index.

Holdings Diversification (Market Exposure as % of Net Assets)

Inception Dates:

A-Class

September 1, 2004

100%

Consumer Discretionary

Consumer Staples

Industrials

C-Class

March 7, 2001

Health Care

H-Class

May 19, 2000

50%

Financials

Energy

The Fund invests principally in derivative instru-

Other

Information Technology

0%

ments such as equity index swap agreements,

futures contracts, and options on index futures.

-50%

S&P 500 Index Futures

Contracts Sold Short

-100%

-150%

S&P 500 Index

Swap Agreements

Sold Short

-200%

Inverse S&P 500 2x

S&P 500 Index

Strategy Fund

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

8

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THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

FUND PROFILES (Unaudited) (continued)

NASDAQ-100® 2x STRATEGY FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the Nasdaq 100 Index® .

Holdings Diversification (Market Exposure as % of Net Assets)

Inception Dates:

A-Class

September 1, 2004

200%

C-Class

November 20, 2000

Nasdaq 100 Index

Swap Agreements

H-Class

May 24, 2000

150%

Ten Largest Holdings (% of Total Net Assets)

Apple, Inc.

10.7%

Nasdaq 100 Index

Microsoft Corp.

4.6%

Futures Contracts

100%

Qualcomm, Inc.

4.5%

Consumer Discretionary

Google, Inc. — Class A

4.0%

Consumer Discretionary

Health Care

Health Care

Research In Motion Ltd.

3.4%

Cisco Systems, Inc.

2.5%

50%

Information

Information

Gilead Sciences, Inc.

2.5%

Technology

Technology

Oracle Corp.

2.3%

Other

Intel Corp.

2.2%

0%

Other

NASDAQ-100® 2x

Nasdaq 100 Index

Teva Pharmaceutical Industries

Strategy Fund

Ltd. — SP ADR

1.5%

Top Ten Total

38.2%

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes

“Ten Largest Holdings” exclude any temporary

any temporary cash investments.

cash or derivative investments.

INVERSE NASDAQ-100® 2x STRATEGY FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse performance of the Nasdaq 100 Index.

Holdings Diversification (Market Exposure as % of Net Assets)

Inception Dates:

A-Class

September 1, 2004

Consumer Discretionary

C-Class

March 8, 2001

100%

Health Care

H-Class

May 23, 2000

50%

Information

The Fund invests principally in derivative instru-

Technology

ments such as equity index swap agreements,

0%

futures contracts, and options on index futures.

Nasdaq 100 Index

Other

Futures Contracts Sold

-50%

Short

-100%

Nasdaq 100 Index

Swap Agreements

-150%

Sold Short

-200%

Inverse NASDAQ-100® 2x

Nasdaq 100 Index

Strategy Fund

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

|

9

FUND PROFILES (Unaudited) (continued)

DOW 2x STRATEGY FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the Dow Jones Industrial Average Index.

Holdings Diversification (Market Exposure as % of Net Assets)

Inception Dates:

A-Class

September 1, 2004

200%

Dow Jones Industrial Average

C-Class

February 20, 2004

Index Swap Agreements

H-Class

February 20, 2004

150%

Ten Largest Holdings (% of Total Net Assets)

International Business Machines Corp.

6.0%

Dow Jones Industrial Average

Telecommunication

Chevron Corp.

5.0%

Index Futures Contracts

Financials

Services

100%

Exxon Mobil Corp.

4.5%

Materials

Health Care

Caterpillar, Inc.

3.7%

Consumer Discretionary

Health Care

3M Co.

3.5%

Consumer Discretionary

Financials

Consumer Staples

Boeing Co.

3.3%

50%

Consumer Staples

Energy

Energy

Johnson & Johnson, Inc.

3.3%

Information Technology

Information Technology

United Technologies Corp.

3.1%

Industrials

Other

Other

Industrials

Procter & Gamble Co.

3.1%

0%

McDonald’s Corp.

2.8%

Dow 2x Strategy Fund

Dow Jones Industrial

Top Ten Total

38.3%

Average Index

“Ten Largest Holdings” exclude any temporary

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes cash or derivative investments.

any temporary cash investments.

INVERSE DOW 2x STRATEGY FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse performance of the Dow Jones Industrial Average Index.

Holdings Diversification (Market Exposure as % of Net Assets)

Inception Dates:

Telecommunication Services

A-Class

September 1, 2004

100%

Materials

C-Class

February 20, 2004

Health Care

H-Class

February 20, 2004

Consumer Discretionary

Financials

50%

Consumer Staples

Energy

The Fund invests principally in derivative instru-

Information Technology

Industrials

ments such as equity index swap agreements,

0%

futures contracts, and options on index futures.

Dow Jones Industrial Average

Index Futures Contracts

-50%

-100%

Dow Jones Industrial Average

Index Swap Agreements

-150%

-200%

Inverse Dow 2x

Dow Jones Industrial

Strategy Fund

Average Index

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

10

|

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

FUND PROFILES (Unaudited) (concluded)

RUSSELL 2000® 2x STRATEGY FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the Russell 2000 Index.

Holdings Diversification (Market Exposure as % of Net Assets)

Inception Dates:

A-Class

May 31, 2006

200%

C-Class

May 31, 2006

H-Class

May 31, 2006

Russell 2000 Index Swap

Agreements

150%

Ten Largest Holdings (% of Total Net Assets)

CF Industries Holdings, Inc.

0.3%

Alpha Natural Resources, Inc.

0.2%

Energy

100%

PetroHawk Energy Corp.

0.2%

Russell 2000 Index Futures

Contracts

Health Care

Bucyrus International, Inc. — Class A

0.2%

Industrials

Hologic, Inc.

0.2%

Health Care

Consumer Discretionary

Whiting Petroleum Corp.

0.2%

50%

Industrials

Consumer Discretionary

Information Technology

Terra Industries, Inc.

0.2%

Information Technology

Encore Acquisition Co.

0.2%

Financials

Financials

Comstock Resources, Inc.

0.2%

Other

Other

0%

Priceline.com, Inc.

0.1%

Russell 2000® 2x

Russell 2000 Index

Top Ten Total

2.0%

Strategy Fund

“Ten Largest Holdings” exclude any temporary

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes cash or derivative investments.

any temporary cash investments.

INVERSE RUSSELL 2000® 2x STRATEGY FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse performance of the Russell 2000 Index.

Holdings Diversification (Market Exposure as % of Net Assets)

Inception Dates:

A-Class

May 31, 2006

Energy

C-Class

May 31, 2006

100%

Health Care

H-Class

May 31, 2006

Industrials

Consumer Discretionary

50%

The Fund invests principally in derivative instru-

Information Technology

Financials

Financials

ments such as equity index swap agreements,

Other

0%

Other

futures contracts, and options on index futures.

Information Technology

Consumer Discretionary

Russell 2000 Index Futures

Industrials

-50%

Health Care

Contracts Sold Short

Energy

-100%

Russell 2000 Index

Swap Agreements

-150%

Sold Short

-200%

Inverse Russell 2000® 2x

Russell 2000 Index

Strategy Fund

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

|

11

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2008

S&P 500 2x STRATEGY FUND

MARKET

MARKET

SHARES

VALUE

SHARES

VALUE

COMMON STOCKS 79.2%

Akamai Technologies, Inc.*†

2,656

$

92,402

Microchip Technology, Inc.†

2,899

88,535

INFORMATION TECHNOLOGY 13.0%

Citrix Systems, Inc.*†

2,880

84,701

Microsoft Corp.

125,608

$

3,455,476

Affiliated Computer

International Business

Services, Inc. — Class A*†

1,516

81,091

Machines Corp.

21,540

2,553,136

Micron Technology, Inc.*†

11,930

71,580

Apple, Inc.*

13,820

2,314,021

National Semiconductor Corp.

3,376

69,343

Cisco Systems, Inc.*

92,633

2,154,644

Total System Services, Inc.

3,110

69,104

Intel Corp.

89,826

1,929,462

SanDisk Corp.*†

3,520

65,824

Google, Inc. — Class A*

3,640

1,916,169

Teradata Corp.*

2,820

65,255

Hewlett-Packard Co.

38,670

1,709,601

LSI Logic Corp.*†

10,077

61,873

Oracle Corp.*

62,200

1,306,200

Advanced Micro Devices, Inc.*†

9,510

55,443

Qualcomm, Inc.

25,394

1,126,732

Jabil Circuit, Inc.

3,286

53,923

Dell, Inc.*†

31,690

693,377

Molex, Inc.

2,180

53,214

Texas Instruments, Inc.†

20,780

585,165

Lexmark International, Inc.*†

1,507

50,379

Corning, Inc.

24,734

570,119

JDS Uniphase Corp.*

3,665

41,634

EMC Corp*†

32,420

476,250

Compuware Corp.*

4,100

39,114

eBay, Inc.*

17,333

473,711

Novellus Systems, Inc.*†

1,569

33,247

Yahoo!, Inc.*†

21,570

445,636

Ciena Corp.*†

1,424

32,994

Applied Materials, Inc.†

21,250

405,662

Novell, Inc.*

5,550

32,689

Automatic Data Processing,

QLogic Corp.*†

2,080

30,347

Inc.†

8,155

341,694

Teradyne, Inc.*

2,708

29,978

Adobe Systems, Inc.*

8,371

329,734

Tellabs, Inc.*†

6,230

28,969

Western Union Co.†

11,601

286,777

Convergys Corp.*

1,940

28,828

Tyco Electronics Ltd.

7,512

269,080

Unisys Corp.*

5,590

22,080

Motorola, Inc.†

35,360

259,542

Total Information Technology

28,788,308

Symantec Corp.*

13,177

254,975

ENERGY 12.8%

Electronic Arts, Inc.*†

4,990

221,706

Exxon Mobil Corp.

82,854

7,301,923

MEMC Electronic Materials,

Chevron Corp.

32,430

3,214,786

Inc.*†

3,570

219,698

ConocoPhillips

24,189

2,283,200

Agilent Technologies, Inc.*†

5,650

200,801

Schlumberger Ltd.

18,710

2,010,015

Electronic Data Systems Corp.

7,886

194,311

Occidental Petroleum Corp.

12,870

1,156,498

Broadcom Corp. — Class A*†

7,030

191,849

Devon Energy Corp.

7,000

841,120

Xerox Corp.

14,101

191,210

Transocean, Inc.*

4,997

761,493

Juniper Networks, Inc.*†

8,243

182,830

Apache Corp.†

5,236

727,804

Nvidia Corp.*†

8,700

162,864

Halliburton Co.†

13,680

725,998

Paychex, Inc.

5,030

157,338

National-Oilwell Varco, Inc.*†

6,510

577,567

Cognizant Technology

Marathon Oil Corp.

11,100

575,757

Solutions Corp. — Class A*†

4,553

148,018

Hess Corp.

4,410

556,498

Analog Devices, Inc.†

4,550

144,553

Anadarko Petroleum Corp.

7,340

549,326

CA, Inc.

6,178

142,650

XTO Energy, Inc.†

8,010

548,765

Intuit, Inc.*†

5,031

138,705

Weatherford International Ltd.*

10,660

528,629

Sun Microsystems, Inc.*†

12,309

133,922

EOG Resources, Inc.†

3,890

510,368

Autodesk, Inc.*†

3,507

118,572

Chesapeake Energy Corp.†

7,540

497,338

Fiserv, Inc.*†

2,586

117,327

Baker Hughes, Inc.

4,830

421,852

NetApp, Inc.*†

5,390

116,747

Peabody Energy Corp.†

4,260

375,093

VeriSign, Inc.*†

3,050

115,290

Williams Cos., Inc.

9,197

370,731

Linear Technology Corp.†

3,515

114,484

Valero Energy Corp.

8,287

341,259

Computer Sciences Corp.*†

2,388

111,854

Consol Energy, Inc.†

2,870

322,502

Xilinx, Inc.†

4,380

110,595

Murphy Oil Corp.†

2,992

293,366

KLA-Tencor Corp.†

2,670

108,696

Spectra Energy Corp.†

9,930

285,388

BMC Software, Inc.*

3,000

108,000

Noble Corp.†

4,214

273,742

Fidelity National Information

Noble Energy, Inc.†

2,700

271,512

Services, Inc.

2,690

99,288

Smith International, Inc.†

3,150

261,891

Altera Corp.†

4,700

97,290

12

|

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

June 30, 2008

S&P 500 2x STRATEGY FUND

MARKET

MARKET

SHARES

VALUE

SHARES

VALUE

Southwestern Energy Co.*†

5,360

$

255,190

Progressive Corp.†

10,620

$

198,806

El Paso Corp.

11,010

239,357

BB&T Corp.†

8,586

195,503

Nabors Industries Ltd.*†

4,410

217,104

Vornado Realty Trust†

2,120

186,560

Cameron International Corp.*†

3,400

188,190

Lincoln National Corp.

4,070

184,452

ENSCO International, Inc.†

2,261

182,553

Principal Financial Group, Inc.†

4,060

170,398

Range Resources Corp.

2,420

158,607

Boston Properties, Inc.†

1,880

169,614

BJ Services Co.†

4,610

147,243

Freddie Mac†

10,140

166,296

Massey Energy Co.

1,260

118,125

Equity Residential†

4,240

162,265

Cabot Oil & Gas Corp.

1,580

107,013

Public Storage†

1,945

157,137

Rowan Cos., Inc.

1,770

82,748

General Growth Properties, Inc.†

4,190

146,776

Sunoco, Inc.†

1,852

75,358

Ameriprise Financial, Inc.†

3,487

141,816

Tesoro Corp.†

2,172

42,940

SLM Corp.*†

7,320

141,642

Total Energy

28,398,849

KIMCO Realty Corp.†

3,980

137,390

FINANCIALS 11.3%

Hudson City Bancorp, Inc.†

8,141

135,792

JPMorgan Chase & Co.

54,150

1,857,886

Leucadia National Corp.†

2,770

130,024

Bank of America Corp.†

69,820

1,666,603

IntercontinentalExchange, Inc.*

1,110

126,540

Citigroup, Inc.†

85,370

1,430,801

Genworth Financial, Inc. —

Wells Fargo & Co.†

51,790

1,230,012

Class A

6,793

120,983

American International Group,

Regions Financial Corp.†

10,900

118,919

Inc.

42,160

1,115,554

HCP, Inc.†

3,680

117,061

Goldman Sachs Group, Inc.†

6,180

1,080,882

Plum Creek Timber Co., Inc.

U.S. Bancorp†

27,290

761,118

(REIT)†

2,680

114,463

American Express Co.†

18,170

684,464

Host Hotels & Resorts, Inc.†

8,251

112,626

Bank of New York Mellon Corp.†

17,943

678,784

Unum Group†

5,442

111,289

Morgan Stanley†

17,360

626,175

Moody’s Corp.†

3,180

109,519

MetLife, Inc.†

11,146

588,174

AvalonBay Communities, Inc.†

1,210

107,884

Wachovia Corp.†

33,520

520,566

Assurant, Inc.†

1,506

99,336

Merrill Lynch & Co., Inc.†

15,450

489,919

Discover Financial Services

7,520

99,038

AFLAC, Inc.†

7,453

468,048

Legg Mason, Inc.

2,210

96,290

State Street Corp.

6,690

428,093

Safeco Corp.†

1,410

94,696

Travelers Cos, Inc.

9,483

411,562

Fifth Third Bancorp†

9,016

91,783

Prudential Financial, Inc.†

6,840

408,622

M&T Bank Corp.

1,210

85,353

Allstate Corp.†

8,640

393,898

KeyCorp†

7,610

83,558

CME Group, Inc.†

862

330,310

Torchmark Corp.†

1,410

82,696

Fannie Mae†

16,690

325,622

Washington Mutual, Inc.†

16,599

81,833

Hartford Financial Services

American Capital

Group, Inc.

4,940

318,976

Strategies Ltd.†

3,182

75,636

Simon Property Group, Inc.†

3,520

316,413

Developers Diversified Realty

PNC Financial Services Group,

Corp.†

1,882

65,324

Inc.†

5,420

309,482

Cincinnati Financial Corp.†

2,563

65,100

Charles Schwab Corp.

14,556

298,980

Marshall & Ilsley Corp.†

4,061

62,255

ACE Ltd.

5,220

287,570

Janus Capital Group, Inc.†

2,300

60,881

Chubb Corp.†

5,727

280,680

Comerica, Inc.†

2,360

60,487

Loews Corp.†

5,684

266,580

XL Capital Ltd.†

2,810

57,774

T. Rowe Price Group, Inc.†

4,074

230,059

National City Corp.†

11,923

56,873

ProLogis†

4,139

224,955

Sovereign Bancorp, Inc.†

7,510

55,274

Franklin Resources, Inc.

2,450

224,542

Zions Bancorporation†

1,690

53,218

Capital One Financial Corp.†

5,880

223,499

CB Richard Ellis Group, Inc. —

Lehman Brothers Holdings, Inc.†

10,920

216,325

Class A*†

2,730

52,416

Aon Corp.

4,680

214,999

Apartment Investment &

Marsh & McLennan Cos., Inc.†

8,023

213,011

Management Co. — Class A†

1,410

48,025

NYSE Euronext

4,165

210,999

Federated Investors, Inc. —

Northern Trust Corp.

3,000

205,710

Class B

1,360

46,811

SunTrust Banks, Inc.

5,520

199,934

Countrywide Financial Corp.†

9,150

38,887

Huntington Bancshares, Inc.†

5,739

33,114

See Notes to Financial Statements.

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

|

13

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

June 30, 2008

S&P 500 2x STRATEGY FUND

MARKET

MARKET

SHARES

VALUE

SHARES

VALUE

CIT Group, Inc.†

4,430

$

30,168

Millipore Corp.*†

860

$

58,360

E*Trade Financial Corp.*†

7,420

23,299

Mylan Laboratories, Inc.*†

4,777

57,658

First Horizon National Corp.†

2,930

21,770

PerkinElmer, Inc.

1,892

52,692

MBIA, Inc.†

3,326

14,601

Watson Pharmaceuticals, Inc.*

1,640

44,559

MGIC Investment Corp.†

1,960

11,976

Tenet Healthcare Corp.*†

7,517

41,795

Total Financials

24,952,034

King Pharmaceuticals, Inc.*†

3,870

40,519

HEALTH CARE 9.5%

Total Health Care

20,881,203

Johnson & Johnson, Inc.

44,190

2,843,185

INDUSTRIALS 8.8%

Pfizer, Inc.†

106,090

1,853,392

General Electric Co.

156,300

4,171,647

Abbott Laboratories

24,200

1,281,874

United Parcel Service, Inc. —

Merck & Co., Inc.

33,660

1,268,645

Class B†

16,010

984,135

Wyeth

20,910

1,002,844

United Technologies Corp.

15,260

941,542

Medtronic, Inc.†

17,610

911,317

Boeing Co.

11,780

774,182

Amgen, Inc.*

17,070

805,021

3M Co.

11,040

768,274

Gilead Sciences, Inc.*†

14,473

766,345

Caterpillar, Inc.†

9,644

711,920

Eli Lilly & Co.

15,530

716,865

Union Pacific Corp.

8,106

612,003

Bristol-Myers Squibb Co.

31,047

637,395

Emerson Electric Co.

12,260

606,257

Baxter International, Inc.

9,837

628,978

Honeywell International, Inc.

11,643

585,410

UnitedHealth Group, Inc.

19,275

505,969

General Dynamics Corp.†

6,250

526,250

Schering-Plough Corp.†

25,437

500,855

Lockheed Martin Corp.†

5,303

523,194

Celgene Corp.*

6,830

436,232

Deere & Co.

6,760

487,599

WellPoint, Inc.*†

8,254

393,386

Burlington Northern Santa Fe

Medco Health Solutions, Inc.*†

7,979

376,609

Corp.

4,606

460,093

Covidien Ltd.

7,830

374,979

CSX Corp.

6,350

398,844

Thermo Fisher Scientific, Inc.*

6,591

367,316

FedEx Corp.†

4,860

382,919

Becton, Dickinson & Co.†

3,842

312,355

Raytheon Co.

6,649

374,206

Aetna, Inc.

7,633

309,365

Norfolk Southern Corp.†

5,890

369,126

Genzyme Corp.*

4,219

303,852

Northrop Grumman Corp.

5,366

358,985

Cardinal Health, Inc.†

5,597

288,693

Danaher Corp.†

3,990

308,427

Boston Scientific Corp.*

21,120

259,565

Tyco International Ltd.†

7,560

302,702

Biogen Idec, Inc.*†

4,597

256,926

Illinois Tool Works, Inc.†

6,230

295,987

Allergan, Inc.†

4,820

250,881

Waste Management, Inc.

7,690

289,990

Express Scripts, Inc.*†

3,958

248,246

Fluor Corp.

1,407

261,815

Zimmer Holdings, Inc.*

3,630

247,021

Paccar, Inc.†

5,730

239,686

McKesson Corp.

4,350

243,208

Eaton Corp.

2,591

220,157

Stryker Corp.†

3,766

236,806

Precision Castparts Corp.†

2,180

210,087

St. Jude Medical, Inc.*

5,310

217,073

Cummins, Inc.

3,201

209,730

Forest Laboratories, Inc.*

4,781

166,092

Parker Hannifin Corp.†

2,646

188,713

Intuitive Surgical, Inc.*

610

164,334

Textron, Inc.

3,933

188,509

CIGNA Corp.

4,400

155,716

Ingersoll-Rand Co. — Class A†

4,980

186,401

C.R. Bard, Inc.†

1,560

137,202

ITT Corporation†

2,856

180,870

Laboratory Corporation of

L-3 Communications Holdings,

America Holdings*†

1,750

121,852

Inc.†

1,926

175,016

Quest Diagnostics, Inc.†

2,470

119,721

Jacobs Engineering Group,

Humana, Inc.*

2,650

105,391

Inc.*†

1,910

154,137

Varian Medical Systems, Inc.*†

1,995

103,441

Southwest Airlines Co.†

11,470

149,569

Waters Corp.*

1,570

101,265

CH Robinson Worldwide, Inc.†

2,704

148,287

Hospira, Inc.*†

2,518

100,997

Dover Corp.

2,990

144,626

AmerisourceBergen Corp.

2,520

100,775

Expeditors International of

Applied Biosystems Inc.

2,640

88,387

Washington, Inc.†

3,340

143,620

Barr Pharmaceuticals, Inc.*†

1,690

76,185

Rockwell Collins, Inc.

2,520

120,859

Coventry Health Care, Inc.*†

2,405

73,160

Pitney Bowes, Inc.†

3,260

111,166

IMS Health, Inc.

2,843

66,242

Cooper Industries Ltd. —

Patterson Cos., Inc.*†

2,030

59,662

Class A

2,732

107,914

14

|

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

June 30, 2008

S&P 500 2x STRATEGY FUND

MARKET

MARKET

SHARES

VALUE

SHARES

VALUE

Rockwell Automation, Inc.†

2,300

$

100,579

McCormick & Co., Inc.

2,010

$

71,677

RR Donnelley & Sons Co.†

3,333

98,957

Tyson Foods, Inc. — Class A

4,299

64,227

Goodrich Corp.

1,960

93,022

Constellation Brands, Inc. —

Masco Corp.†

5,670

89,189

Class A*†

3,060

60,772

W.W. Grainger, Inc.

1,020

83,436

Pepsi Bottling Group, Inc.

2,118

59,134

Terex Corp.*

1,577

81,010

Whole Foods Market, Inc.†

2,200

52,118

Pall Corp.

1,880

74,598

Dean Foods Co.*†

2,384

46,774

Avery Dennison Corp.

1,670

73,363

Total Consumer Staples

18,886,944

Equifax, Inc.†

2,030

68,249

CONSUMER DISCRETIONARY 6.4%

Manitowoc Co., Inc.

2,068

67,272

McDonald’s Corp.

17,770

999,029

Allied Waste Industries, Inc.*

5,290

66,760

Walt Disney Co.†

29,887

932,474

Ryder System, Inc.†

906

62,405

Comcast Corp. — Class A†

46,431

880,796

Robert Half International, Inc.†

2,490

59,685

Time Warner, Inc.

56,110

830,428

Cintas Corp.†

2,050

54,346

Home Depot, Inc.†

26,610

623,206

Monster Worldwide, Inc.*

1,953

40,251

Target Corp.†

12,210

567,643

Total Industrials

19,487,976

News Corp. — Class A

36,110

543,094

CONSUMER STAPLES 8.5%

Lowe’s Cos., Inc.†

22,950

476,212

Procter & Gamble Co.

47,870

2,910,975

Nike, Inc. — Class B†

5,968

355,752

Wal-Mart Stores, Inc.†

36,494

2,050,963

Amazon.com, Inc.*†

4,850

355,650

Philip Morris International, Inc.†

33,080

1,633,821

Viacom, Inc. — Class B*

9,920

302,957

Coca-Cola Co.

31,320

1,628,014

DIRECTV Group, Inc.*

11,160

289,156

PepsiCo, Inc.

24,868

1,581,356

Clear Channel Communications,

CVS Caremark Corp.

22,431

887,595

Inc.

7,810

274,912

Anheuser-Busch Cos., Inc.

11,180

694,502

Johnson Controls, Inc.†

9,345

268,015

Kraft Foods, Inc. — Class A†

23,770

676,256

Staples, Inc.†

11,010

261,488

Altria Group, Inc.

32,881

676,033

Yum! Brands, Inc.†

7,430

260,719

Colgate-Palmolive Co.

7,980

551,418

Omnicom Group, Inc.†

5,054

226,824

Walgreen Co.†

15,530

504,880

Carnival Corp.†

6,874

226,567

Costco Wholesale Corp.†

6,790

476,251

Best Buy Co., Inc.†

5,462

216,295

Kimberly-Clark Corp.†

6,560

392,157

TJX Cos., Inc.†

6,711

211,195

Archer-Daniels-Midland Co.

10,107

341,111

CBS Corp.†

10,680

208,153

General Mills, Inc.†

5,250

319,042

McGraw-Hill Cos., Inc.†

5,040

202,205

Kroger Co.†

10,402

300,306

Kohl’s Corp.*†

4,807

192,472

WM Wrigley Jr Co.

3,370

262,119

Starbucks Corp.*†

11,420

179,751

Sysco Corp.

9,467

260,437

Ford Motor Co.*†

35,173

169,182

Avon Products, Inc.†

6,690

240,974

Coach, Inc.*

5,350

154,508

H.J. Heinz Co.†

4,940

236,379

Fortune Brands, Inc.†

2,410

150,408

Safeway, Inc.†

6,870

196,138

Harley-Davidson, Inc.†

3,710

134,525

Kellogg Co.†

3,980

191,120

Macy’s, Inc.†

6,592

128,017

Lorillard, Inc.*

2,730

188,807

J.C. Penney Co., Inc.†

3,480

126,289

ConAgra Foods, Inc.

7,650

147,492

Marriott International, Inc. —

Sara Lee Corp.†

11,080

135,730

Class A†

4,710

123,590

UST, Inc.†

2,320

126,695

International Game Technology,

Reynolds American, Inc.

2,690

125,542

Inc.†

4,850

121,153

Molson Coors Brewing Co. —

The Gap, Inc.†

7,107

118,474

Class B

2,214

120,287

Starwood Hotels & Resorts

Campbell Soup Co.

3,380

113,095

Worldwide, Inc.†

2,930

117,405

Clorox Co.

2,160

112,752

Bed Bath & Beyond, Inc.*†

4,060

114,086

SUPERVALU, INC.†

3,330

102,864

H&R Block, Inc.†

5,100

109,140

Brown-Forman Corp. — Class B†

1,320

99,752

Genuine Parts Co.

2,596

103,009

Hershey Co.†

2,630

86,211

GameStop Corp. — Class A*†

2,540

102,616

Estee Lauder Cos., Inc. —

General Motors Corp.†

8,880

102,120

Class A†

1,790

83,145

VF Corp.†

1,385

98,584

Coca-Cola Enterprises, Inc.†

4,510

78,023

Mattel, Inc.†

5,680

97,242

See Notes to Financial Statements.

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

|

15

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

June 30, 2008

S&P 500 2x STRATEGY FUND

MARKET

MARKET

SHARES

VALUE

SHARES

VALUE

Apollo Group, Inc. — Class A*†

2,160

$

95,602

Public Service Enterprise Group,

Abercrombie & Fitch Co. —

Inc.†

7,977

$

366,384

Class A†

1,366

85,621

Entergy Corp.

3,000

361,440

Nordstrom, Inc.†

2,750

83,325

Duke Energy Corp.

19,830

344,645

AutoZone, Inc.*

680

82,287

PPL Corp.

5,850

305,780

Sears Holdings Corp.*†

1,099

80,952

Edison International†

5,110

262,552

Tiffany & Co.†

1,980

80,685

American Electric Power Co.,

Limited Brands, Inc.†

4,700

79,195

Inc.†

6,305

253,650

Hasbro, Inc.†

2,203

78,691

Constellation Energy Group, Inc.

2,800

229,880

Gannett Co., Inc.

3,590

77,795

PG&E Corp.

5,600

222,264

Newell Rubbermaid, Inc.

4,340

72,869

Sempra Energy†

3,930

221,849

Whirlpool Corp.†

1,180

72,841

AES Corp.*†

10,530

202,281

Sherwin-Williams Co.†

1,550

71,192

Questar Corp.†

2,720

193,229

Darden Restaurants, Inc.†

2,221

70,939

Progress Energy, Inc.†

4,100

171,503

Goodyear Tire & Rubber Co.*†

3,820

68,111

Consolidated Edison, Inc.†

4,279

167,266

Eastman Kodak Co.†

4,520

65,224

Ameren Corp.†

3,280

138,514

Interpublic Group of Cos., Inc.*†

7,479

64,319

Xcel Energy, Inc.†

6,769

135,854

Expedia, Inc.*†

3,280

60,286

Allegheny Energy, Inc.

2,630

131,789

EW Scripps Co. — Class A

1,410

58,571

DTE Energy Co.†

2,560

108,646

Polo Ralph Lauren Corp.†

912

57,255

CenterPoint Energy, Inc.

5,159

82,802

Black & Decker Corp.†

960

55,210

Pepco Holdings, Inc.

3,162

81,105

Stanley Works

1,230

55,141

NiSource, Inc.

4,298

77,020

IAC/ InterActiveCorp*†

2,840

54,755

TECO Energy, Inc.

3,300

70,917

Washington Post Co. — Class B

90

52,821

Dynegy Inc.*

7,790

66,605

Wyndham Worldwide Corp.

2,770

49,611

Integrys Energy Group, Inc.†

1,200

60,996

Snap-On, Inc.

906

47,121

CMS Energy Corp.†

3,530

52,597

Office Depot, Inc.*†

4,280

46,823

Pinnacle West Capital Corp.

1,580

48,617

D.R. Horton, Inc.†

4,310

46,764

Nicor, Inc.†

715

30,452

Leggett & Platt, Inc.†

2,610

43,770

Total Utilities

6,977,851

Family Dollar Stores, Inc.†

2,190

43,669

MATERIALS 3.1%

Big Lots, Inc.*†

1,281

40,018

Monsanto Co.

8,610

1,088,648

Harman International Industries,

Freeport-McMoRan Copper &

Inc.

910

37,665

Gold, Inc.†

6,006

703,843

Wendy’s International, Inc.

1,370

37,291

E.I. du Pont de Nemours and

New York Times Co. — Class A†

2,250

34,628

Co.†

14,120

605,607

Pulte Homes, Inc.

3,350

32,261

Dow Chemical Co.†

14,591

509,372

Lennar Corp. — Class A†

2,186

26,975

Praxair, Inc.

4,910

462,718

Centex Corp.†

1,940

25,938

Alcoa, Inc.

12,780

455,224

RadioShack Corp.†

2,060

25,276

Newmont Mining Corp.†

7,119

371,327

Liz Claiborne, Inc.†

1,490

21,084

Nucor Corp.†

4,920

367,376

AutoNation, Inc.*†

2,100

21,042

United States Steel Corp.

1,862

344,060

KB HOME†

1,210

20,485

Air Products & Chemicals, Inc.

3,296

325,843

Jones Apparel Group, Inc.†

1,360

18,700

Weyerhaeuser Co.†

3,310

169,273

Meredith Corp.†

577

16,323

International Paper Co.†

6,710

156,343

Dillard’s, Inc. — Class A†

900

10,413

PPG Industries, Inc.

2,587

148,416

Brunswick Corp.

4

42

AK Steel Holding Corp.

1,760

123,059

OfficeMax Inc.

3

42

Ecolab, Inc.†

2,750

118,223

Total Consumer Discretionary

14,224,969

Sigma-Aldrich Corp.†

2,020

108,797

UTILITIES 3.2%

Vulcan Materials Co.†

1,720

102,822

Exelon Corp.

10,290

925,688

Allegheny Technologies, Inc.†

1,590

94,255

Dominion Resources, Inc.†

9,060

430,259

Rohm & Haas Co.†

1,970

91,487

Southern Co.†

12,028

420,018

Eastman Chemical Co.†

1,200

82,632

FPL Group, Inc.

6,400

419,712

Ball Corp.†

1,530

73,042

FirstEnergy Corp.

4,780

393,537

MeadWestvaco Corp.†

2,720

64,845

16

|

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)

June 30, 2008

S&P 500 2x STRATEGY FUND

MARKET

UNREALIZED

SHARES

VALUE

CONTRACTS

LOSS

International Flavors & Fragrances,

FUTURES CONTRACTS PURCHASED

Inc.†

1,260

$

49,216

September 2008 S&P 500 Index

Sealed Air Corp.†

2,513

47,772

Mini Futures Contracts

Pactiv Corp.*

2,050

43,522

(Aggregate Market Value

Ashland, Inc.†

880

42,416

of Contracts $79,022,275)

1,234

$

(2,788,897)

Bemis Co.†

1,557

34,908

Hercules, Inc.†

1,770

29,966

UNITS

Titanium Metals Corp.†

1,532

21,433

EQUITY INDEX SWAP AGREEMENTS

Total Materials

6,836,445

Goldman Sachs International

TELECOMMUNICATION SERVICES 2.6%

June 2008 S&P 500 Index

AT&T, Inc.

93,159

3,138,527

Swap, Terminating 06/30/08**

Verizon Communications, Inc.†

44,700

1,582,380

(Notional Market Value

Sprint Nextel Corp.†

44,710

424,745

$77,797,860)

60,780

$

(1,269,622)

American Tower Corp. —

Lehman Brothers Finance S.A.

Class A*

6,258

264,400

September 2008 S&P 500 Index

Embarq Corp.

2,315

109,430

Swap,Terminating 09/16/08**

Qwest Communications

(Notional Market Value

International, Inc.†

23,864

93,786

$112,374,324)

87,792

(4,540,777)

Windstream Corp.†

7,016

86,577

(Total Notional Market

CenturyTel, Inc.†

1,682

59,862

Value $190,172,185)

$

(5,810,399)

Citizens Communications Co.†

5,082

57,630

Total Telecommunication Services

5,817,337

Total Common Stocks

(Cost $120,205,024)

175,251,916

SECURITIES LENDING COLLATERAL 11.9%

Mount Vernon Securities

Lending Trust Prime

Portfolio (Note 9)

26,340,298

26,340,298

Total Securities Lending Collateral

(Cost $26,340,298)

26,340,298

FACE

AMOUNT

REPURCHASE AGREEMENTS 20.0%

Repurchase Agreements (Note 5)

UBS Financial Services, Inc.

issued 06/30/08 at 1.74%

due 07/01/08

$27,113,083

27,113,083

Lehman Brothers Holdings, Inc.

issued 06/30/08 at 0.25%

due 07/01/08††

17,005,738

17,005,738

Total Repurchase Agreements

(Cost $44,118,821)

44,118,821

Total Investments 111.1%

(Cost $190,664,143)

$245,711,035

Liabilities in Excess

of Other Assets – (11.1)%

$ (24,471,732)

Net Assets – 100.0%

$221,239,303

*

Non-Income Producing Security.

**

Total Return based on S&P 500 Index +/- financing at a variable rate.

†

All or a portion of this security is on loan at June 30, 2008 — See Note 9.

††

All or a portion of this security is pledged as equity index swap collateral at June 30, 2008.

REIT — Real Estate Investment Trust.

See Notes to Financial Statements.

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

|

17

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2008

INVERSE S&P 500 2x STRATEGY FUND

FACE

MARKET

UNREALIZED

AMOUNT

VALUE

CONTRACTS

GAIN

FEDERAL AGENCY DISCOUNT NOTES 47.8%

FUTURES CONTRACTS SOLD SHORT

Federal Home Loan Bank*

September 2008 S&P 500 Index

2.08% due 07/01/08

$25,000,000

$

25,000,000

Mini Futures Contracts

2.15% due 07/23/08

25,000,000

24,967,153

(Aggregate Market Value

2.15% due 08/20/08

25,000,000

24,925,347

of Contracts $367,319,100)

5,736

$

13,703,093

2.12% due 08/22/08

25,000,000

24,923,444

Freddie Mac*

2.15% due 09/22/08

25,000,000

24,876,076

UNITS

Federal Home Loan Bank*

EQUITY INDEX SWAP AGREEMENTS

2.13% due 08/15/08

23,000,000

22,938,763

SOLD SHORT

Total Federal Agency Discount Notes

Goldman Sachs International

(Cost $147,630,783)

147,630,783

June 2008 S&P 500 Index

Swap, Terminating 06/30/08**

REPURCHASE AGREEMENTS 17.7%

(Notional Market Value

Repurchase Agreements (Note 5)

$200,727,861)

156,819

$

14,835,689

UBS Financial Services, Inc.

Lehman Brothers Finance S.A.

issued 06/30/08 at 1.74%

September 2008 S&P 500 Index

due 07/01/08

49,777,185

49,777,185

Swap, Terminating 09/16/08**

Lehman Brothers Holdings, Inc.

(Notional Market Value

issued 06/30/08 at 0.25%

$49,287,827)

38,506

1,572,449

due 07/01/08†

5,126,468

5,126,468

(Total Notional Market

Total Repurchase Agreements

Value $250,015,688)

$

16,408,138

(Cost $54,903,653)

54,903,653

Total Investments 65.5%

(Cost $202,534,436)

$202,534,436

Other Assets in Excess

of Liabilities – 34.5%

$106,466,284

Net Assets – 100.0%

$309,000,720

*

The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the

U.S. Government.

**

Total Return based on S&P 500 Index +/- financing at a variable rate.

†

All or a portion of this security is pledged as equity index swap collateral at June 30, 2008.

18

|

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2008

NASDAQ-100® 2x STRATEGY FUND

MARKET

MARKET

SHARES

VALUE

SHARES

VALUE

COMMON STOCKS 80.9%

Celgene Corp.*

65,340

$

4,173,266

Genzyme Corp.*†

50,664

3,648,821

INFORMATION TECHNOLOGY 52.0%

Amgen, Inc.*

76,710

3,617,644

Apple, Inc.*

186,000

$

31,143,839

Biogen Idec, Inc.*†

47,710

2,666,512

Microsoft Corp.

484,570

13,330,521

Express Scripts, Inc.*†

33,880

2,124,954

Qualcomm, Inc.

295,140

13,095,362

Intuitive Surgical, Inc.*†

5,846

1,574,912

Google, Inc. — Class A*

21,938

11,548,602

Hologic, Inc.*†

40,670

886,606

Research In Motion Ltd.*†

85,275

9,968,647

DENTSPLY International, Inc.

21,600

794,880

Cisco Systems, Inc.*

319,050

7,421,103

Vertex Pharmaceuticals, Inc.*†

22,363

748,490

Oracle Corp.*

325,724

6,840,204

Henry Schein, Inc.*†

13,600

701,352

Intel Corp.

303,230

6,513,380

Cephalon, Inc.*†

9,974

665,166

eBay, Inc.*

148,420

4,056,319

Patterson Cos., Inc.*†

18,750

551,062

Adobe Systems, Inc.*

78,800

3,103,932

Amylin Pharmaceuticals, Inc.*†

19,974

507,140

Symantec Corp.*†

132,910

2,571,808

Total Health Care

34,296,049

Dell, Inc.*†

112,400

2,459,312

CONSUMER DISCRETIONARY 10.0%

Electronic Arts, Inc.*†

48,527

2,156,055

Comcast Corp. — Class A†

215,550

4,088,983

Yahoo!, Inc.*†

99,985

2,065,690

DIRECTV Group, Inc.*

126,140

3,268,287

Applied Materials, Inc.†

105,965

2,022,872

Amazon.com, Inc.*†

41,925

3,074,360

CA, Inc.

74,590

1,722,283

Starbucks Corp.*†

153,020

2,408,535

Intuit, Inc.*†

61,130

1,685,354

Staples, Inc.†

71,300

1,693,375

Broadcom Corp. — Class A*†

61,570

1,680,245

Sears Holdings Corp.*†

20,870

1,537,284

Paychex, Inc.†

51,680

1,616,550

Wynn Resorts Ltd.†

18,430

1,499,280

Nvidia Corp.*†

82,348

1,541,555

Bed Bath & Beyond, Inc.*†

52,780

1,483,118

Marvell Technology Group Ltd.*

87,094

1,538,080

Garmin Ltd.†

30,340

1,299,766

Linear Technology Corp.†

44,827

1,460,015

Liberty Media Corp -

Xilinx, Inc.†

56,010

1,414,252

Interactive*†

82,260

1,214,158

Fiserv, Inc.*†

31,000

1,406,470

Apollo Group, Inc. —

Cognizant Technology Solutions

Class A*†

25,715

1,138,146

Corp. — Class A*†

42,560

1,383,626

DISH Network Corp. —

Activision, Inc.*

40,097

1,366,105

Class A*†

32,895

963,166

Altera Corp.†

63,740

1,319,418

IAC/ InterActiveCorp*†

43,700

842,536

Flextronics International Ltd.*†

137,170

1,289,398

Discovery Holding Co. —

KLA-Tencor Corp.†

31,158

1,268,442

Class A*

35,980

790,121

Baidu.com - SP ADR*†

4,012

1,255,596

Expedia, Inc.*†

42,653

783,962

Autodesk, Inc.*†

35,380

1,196,198

Liberty Global, Inc. — Class A*†

24,410

767,206

NetApp, Inc.*†

54,300

1,176,138

Virgin Media, Inc.†

54,100

736,301

Juniper Networks, Inc.*†

52,163

1,156,975

Sirius Satellite Radio, Inc.*†

245,440

471,245

VeriSign, Inc.*†

27,750

1,048,950

Focus Media Holding —

Citrix Systems, Inc.*†

32,960

969,354

SP ADR*†

16,580

459,598

Akamai Technologies, Inc.*†

24,367

847,728

Lamar Advertising Co. —

Check Point Software

Class A*†

11,240

404,977

Technologies Ltd.*

32,640

772,589

Petsmart, Inc.†

19,070

380,446

Infosys Technologies Ltd. —

SP ADR†

16,987

738,255

Total Consumer Discretionary

29,304,850

Logitech International SA*†

26,500

710,200

INDUSTRIALS 4.0%

Microchip Technology, Inc.†

23,250

710,055

Paccar, Inc.†

61,880

2,588,440

Lam Research Corp.*†

19,513

705,395

Foster Wheeler Ltd.*†

22,760

1,664,894

SanDisk Corp.*†

31,165

582,785

CH Robinson Worldwide, Inc.†

25,480

1,397,323

Sun Microsystems, Inc.*†

51,410

559,341

Expeditors International

Cadence Design Systems, Inc.*†

41,040

414,504

of Washington, Inc.†

31,658

1,361,294

Total Information Technology

151,833,502

Joy Global, Inc.†

16,365

1,240,958

Fastenal Co.†

21,550

930,098

HEALTH CARE 11.7%

Cintas Corp.†

27,870

738,834

Gilead Sciences, Inc.*†

137,340

7,272,153

Stericycle, Inc.*†

13,700

708,290

Teva Pharmaceutical

Ryanair Holdings PLC —

Industries Ltd. — SP ADR†

95,264

4,363,091

SP ADR*†

17,584

504,133

See Notes to Financial Statements.

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

|

19

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)

June 30, 2008

NASDAQ-100® 2x STRATEGY FUND

MARKET

UNREALIZED

SHARES

VALUE

CONTRACTS

GAIN (LOSS)

Monster Worldwide, Inc.*

19,180

$

395,300

FUTURES CONTRACTS PURCHASED

UAL Corp.†

17,830

93,073

September 2008 Nasdaq 100 Index

Total Industrials

11,622,637

Mini Futures Contracts

TELECOMMUNICATION SERVICES 1.4%

(Aggregate Market Value

Millicom International Cellular SA†

15,939

1,649,687

of Contracts $224,071,940)

6,079

$ (10,482,521)

NII Holdings, Inc. — Class B*†

24,620

1,169,204

Level 3 Communications, Inc.*†

228,712

674,700

UNITS

Leap Wireless International,

EQUITY INDEX SWAP AGREEMENTS

Inc. — Class B*†

10,359

447,198

Goldman Sachs International

Total Telecommunication Services

3,940,789

June 2008 Nasdaq 100 Index

CONSUMER STAPLES 1.1%

Swap, Terminating 06/30/08**

Costco Wholesale Corp.†

34,500

2,419,830

(Notional Market Value

Whole Foods Market, Inc.†

20,790

492,515

$62,200,907)

33,858

$

1,483,587

Hansen Natural Corp.*†

14,024

404,172

Lehman Brothers Finance S.A.

Total Consumer Staples

3,316,517

September 2008 Nasdaq 100

MATERIALS 0.7%

Index Swap, Terminating 09/16/08**

Steel Dynamics, Inc.†

29,450

1,150,612

(Notional Market Value

Sigma-Aldrich Corp.†

18,720

1,008,259

$62,442,150)

33,990

(2,545,436)

Total Materials

2,158,871

(Total Notional Market

Value $124,643,057)

$

(1,061,849)

Total Common Stocks

(Cost $125,114,079)

236,473,215

SECURITIES LENDING COLLATERAL 19.0%

Mount Vernon Securities

Lending Trust Prime

Portfolio (Note 9)

55,422,984

55,422,984

Total Securities Lending Collateral

(Cost $55,422,984)

55,422,984

FACE

AMOUNT

REPURCHASE AGREEMENTS 8.9%

Repurchase Agreements (Note 5)

UBS Financial Services, Inc.

issued 06/30/08 at 1.74%

due 07/01/08

$17,712,121

17,712,121

Lehman Brothers Holdings, Inc.

issued 06/30/08 at 0.25%

due 07/01/08††

8,316,308

8,316,308

Total Repurchase Agreements

(Cost $26,028,429)

26,028,429

Total Investments 108.8%

(Cost $206,565,492)

$317,924,628

Liabilities in Excess of

Other Assets – (8.8)%

$ (25,841,637)

Net Assets – 100.0%

$292,082,991

*

Non-Income Producing Security.

**

Total Return based on Nasdaq 100 Index +/- financing at a variable rate.

†

All or a portion of this security is on loan at June 30, 2008 — See Note 9.

††

All or a portion of this security is pledged as equity index swap collateral at June 30, 2008.

ADR — American Depository Receipt.

20

|

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2008

INVERSE NASDAQ-100® 2x STRATEGY FUND

FACE

MARKET

UNREALIZED

AMOUNT

VALUE

CONTRACTS

GAIN

FEDERAL AGENCY DISCOUNT NOTES 48.1%

FUTURES CONTRACTS SOLD SHORT

Freddie Mac*

September 2008 Nasdaq 100 Index

2.42% due 09/22/08

$50,000,000

$

49,721,028

Mini Futures Contracts

Federal Home Loan Bank*

(Aggregate Market Value

2.08% due 07/01/08

25,000,000

25,000,000

of Contracts $134,317,840)

3,644

$

8,361,724

1.90% due 10/27/08

25,000,000

24,844,306

UNITS

Total Federal Agency Discount Notes

(Cost $99,565,334)

99,565,334

EQUITY INDEX SWAP AGREEMENTS

SOLD SHORT

REPURCHASE AGREEMENTS 31.1%

Goldman Sachs International

Repurchase Agreements (Note 5)

June 2008 Nasdaq 100 Index

UBS Financial Services, Inc.

Swap, Terminating 06/30/08**

issued 06/30/08 at 1.74%

(Notional Market Value

due 07/01/08

61,038,218

61,038,218

$237,571,079)

129,319

$

20,464,229

Lehman Brothers Holdings, Inc.

Lehman Brothers Finance S.A.

issued 06/30/08 at 0.25%

September 2008 Nasdaq 100 Index

due 07/01/08†

3,320,391

3,320,391

Swap, Terminating 09/16/08**

Total Repurchase Agreements

(Notional Market Value

(Cost $64,358,609)

64,358,609

$40,940,459)

22,285

2,147,073

Total Investments 79.2%

(Total Notional Market

(Cost $163,923,943)

$163,923,943

Value $278,511,538)

$

22,611,302

Other Assets in Excess

of Liabilities – 20.8%

$

42,977,940

Net Assets – 100.0%

$206,901,883

*

The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the

U.S. Government.

**

Total Return based on Nasdaq 100 Index +/- financing at a variable rate.

†

All or a portion of this security is pledged as equity index swap collateral at June 30, 2008.

See Notes to Financial Statements.

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

|

21

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2008

DOW 2x STRATEGY FUND

MARKET

MARKET

SHARES

VALUE

SHARES

VALUE

COMMON STOCKS 70.5%

TELECOMMUNICATION SERVICES 3.5%

Verizon Communications, Inc.†

25,065

$

887,301

INDUSTRIALS 15.1%

AT&T, Inc.

25,073

844,709

Caterpillar, Inc.†

25,070

$

1,850,668

Total Telecommunication Services

1,732,010

3M Co.

25,070

1,744,621

Total Common Stocks

Boeing Co.

25,070
1,647,601

(Cost $33,450,495)

34,947,466

United Technologies Corp.

25,066

1,546,572

General Electric Co.

25,070

669,118

SECURITIES LENDING COLLATERAL 8.0%

Total Industrials

7,458,580

Mount Vernon Securities

INFORMATION TECHNOLOGY 10.7%

Lending Trust Prime

International Business

Portfolio (Note 9)

3,964,585

3,964,585

Machines Corp.

25,074

2,972,021

Total Securities Lending Collateral

Hewlett-Packard Co.

25,070

1,108,345

(Cost $3,964,585)

3,964,585

Microsoft Corp.

25,070

689,676

FACE

Intel Corp.

25,070

538,503

AMOUNT

Total Information Technology

5,308,545

REPURCHASE AGREEMENTS 28.4%

ENERGY 9.5%

Repurchase Agreements (Note 5)

Chevron Corp.

25,070

2,485,189

UBS Financial Services, Inc.

Exxon Mobil Corp.

25,070

2,209,419

issued 06/30/08 at 1.74%

Total Energy

4,694,608

due 07/01/08

$12,116,627

12,116,627

CONSUMER STAPLES 8.5%

Lehman Brothers Holdings, Inc.

Procter & Gamble Co.

25,070

1,524,507

issued 06/30/08 at 0.25%

Wal-Mart Stores, Inc.

25,067

1,408,765

due 07/01/08††

1,933,706

1,933,706

Coca-Cola Co.

25,070

1,303,139

Total Repurchase Agreements

Total Consumer Staples

4,236,411

(Cost $14,050,333)

14,050,333

FINANCIALS 7.0%

Total Investments 106.9%

American Express Co.

25,068

944,312

(Cost $51,465,413)

$ 52,962,384

JPMorgan Chase & Co.

25,067

860,049

Liabilities in Excess of

American International Group, Inc.

25,074

663,458

Other Assets – (6.9)%

$  (3,400,215)

Bank of America Corp.†

25,070

598,421

Net Assets – 100.0%

$ 49,562,169

Citigroup, Inc.†

25,070

420,173

Total Financials

3,486,413

UNREALIZED

CONSUMER DISCRETIONARY 6.2%

CONTRACTS

LOSS

McDonald’s Corp.

25,070

1,409,435

FUTURES CONTRACTS PURCHASED

Walt Disney Co.†

25,068

782,122

September 2008 Dow Jones

Home Depot, Inc.†

25,067

587,069

Industrial Average Index

General Motors Corp.†

25,070

288,305

Mini Futures Contracts

Total Consumer Discretionary

3,066,931

(Aggregate Market Value

HEALTH CARE 6.0%

of Contracts $52,113,400)

920

$ (2,831,701)

Johnson & Johnson, Inc.

25,070

1,613,004

Merck & Co., Inc.

25,070

944,888

UNITS

Pfizer, Inc.†

25,070

437,973

Total Health Care

2,995,865

EQUITY INDEX SWAP AGREEMENT

Lehman Brothers Finance S.A.

MATERIALS 4.0%

September 2008 Dow Jones

E.I. du Pont de Nemours and Co.†

25,070

1,075,252

Industrial Average Index

Alcoa, Inc.

25,066

892,851

Swap, Terminating 09/16/08*

Total Materials

1,968,103

(Notional Market Value

$12,365,437)

1,089

$

(362,632)

*

Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

†

All or a portion of this security is on loan at June 30, 2008 — See Note 9.

††

All or a portion of this security is pledged as equity index swap collateral at June 30, 2008.

22

|

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2008

INVERSE DOW 2x STRATEGY FUND

FACE

MARKET

AMOUNT

VALUE

REPURCHASE AGREEMENTS 85.0%

Repurchase Agreements (Note 5)

UBS Financial Services, Inc.

issued 06/30/08 at 1.74%

due 07/01/08

$40,067,618

$ 40,067,618

Lehman Brothers Holdings, Inc.

issued 06/30/08 at 0.25%

due 07/01/08†

9,760,047

9,760,047

Total Repurchase Agreements

(Cost $49,827,665)

49,827,665

Total Investments 85.0%

(Cost $49,827,665)

$ 49,827,665

Other Assets in Excess

of Liabilities – 15.0%

$

8,801,162

Net Assets – 100.0%

$ 58,628,827

UNREALIZED

CONTRACTS

GAIN

FUTURES CONTRACTS SOLD SHORT

September 2008 Dow Jones

Industrial Average Index

Mini Futures Contracts

(Aggregate Market Value

of Contracts $26,849,730)

474

$

1,579,806

UNITS

EQUITY INDEX SWAP AGREEMENT

SOLD SHORT

Lehman Brothers Finance S.A.

September 2008 Dow Jones

Industrial Average Index

Swap, Terminating 09/16/08*

(Notional Market Value

$90,331,949)

7,959

$

6,934,949

*

Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

†

All or a portion of this security is pledged as equity index swap collateral at June 30, 2008.

See Notes to Financial Statements.

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

|

23

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2008

RUSSELL 2000® 2x STRATEGY FUND

MARKET

MARKET

SHARES

VALUE

SHARES

VALUE

COMMON STOCKS 34.2%

Sapient Corp.*†

3,390

$

21,764

Electronics for Imaging, Inc.*†

1,490

21,754

INFORMATION TECHNOLOGY 6.3%

Teletech Holdings, Inc.*

1,085

21,657

Flir Systems, Inc.*†

1,645

$

66,738

Syntel, Inc.†

640

21,581

Equinix, Inc.*†

710

63,346

ViaSat, Inc.*†

1,066

21,544

Itron, Inc.*

610

59,993

Interwoven, Inc.*

1,770

21,258

Sybase, Inc.*†

1,860

54,721

Cognex Corp.

910

20,975

Micros Systems, Inc.*†

1,680

51,223

Anadigics, Inc.*†

2,113

20,813

SAIC, Inc.*†

2,130

44,325

L-1 Identity Solutions, Inc.*†

1,560

20,779

Ansys, Inc.*†

890

41,937

Zoran Corp.*

1,760

20,592

Anixter International, Inc.*†

690

41,048

Micrel, Inc.

2,237

20,469

Polycom, Inc.*†

1,680

40,925

OmniVision Technologies, Inc.*†

1,690

20,432

Skyworks Solutions, Inc.*†

3,970

39,184

Arris Group, Inc.*

2,400

20,280

Jack Henry & Associates, Inc.†

1,810

39,168

Integral Systems, Inc.

520

20,124

Sohu.com, Inc.*†

546

38,460

Quality Systems, Inc.†

680

19,910

Parametric Technology Corp.*†

2,170

36,174

JDA Software Group, Inc.*

1,100

19,910

CACI International, Inc. —

Marchex, Inc.†

1,570

19,342

Class A*†

750

34,327

Imation Corp.†

820

18,794

Perot Systems Corp. — Class A*†

2,220

33,322

Checkpoint Systems, Inc.*†

900

18,792

Plexus Corp.*†

1,190

32,939

Tyler Technologies, Inc.*

1,380

18,727

ON Semiconductor Corp.*†

3,588

32,902

Entegris, Inc.*

2,835

18,569

Intermec, Inc.*†

1,560

32,885

Methode Electronics, Inc. —

Informatica Corp.*†

2,150

32,336

Class A

1,760

18,392

Benchmark Electronics, Inc.*†

1,840

30,066

Monolithic Power Systems, Inc.*

847

18,312

VistaPrint Ltd.*†

1,110

29,704

CMGI, Inc.*

1,720

18,232

Mantech International Corp. —

Heartland Payment Systems, Inc.†

770

18,172

Class A*

610

29,353

Pericom Semiconductor Corp.*†

1,216

18,045

Harmonic, Inc.*†

3,080

29,291

Bankrate, Inc.*†

460

17,972

Plantronics, Inc.†

1,310

29,239

DG FastChannel, Inc.*

1,036

17,871

Amkor Technology, Inc.*†

2,750

28,627

OSI Systems, Inc.*

810

17,350

Concur Technologies, Inc.*†

850

28,245

3Com Corp.*†

8,145

17,267

EarthLink, Inc.*†

3,140

27,161

Take-Two Interactive Software,

SRA International, Inc. —

Inc.*

672

17,183

Class A*†

1,205

27,064

Cass Information Systems, Inc.†

536

17,168

Blackbaud, Inc.†

1,250

26,750

Cohu, Inc.

1,150

16,882

Avocent Corp.*†

1,410

26,226

FEI Co.*†

741

16,880

Euronet Worldwide, Inc.*†

1,510

25,519

Microsemi Corp.*†

655

16,493

Nuance Communications, Inc.*†

1,610

25,229

InfoSpace, Inc.

1,950

16,243

Cabot Microelectronics Corp.*†

740

24,531

Imergent, Inc.†

1,370

16,221

Silicon Image, Inc.*†

3,300

23,925

EMS Technologies, Inc.*

740

16,162

Net 1 UEPS Technologies, Inc.*

980

23,814

Brightpoint, Inc.*†

2,170

15,841

Scansource, Inc.*†

880

23,549

Kulicke & Soffa Industries, Inc.*†

2,169

15,812

Foundry Networks, Inc.*†

1,970

23,285

RF Micro Devices, Inc.*†

5,430

15,747

SPSS, Inc.*†

640

23,277

Oplink Communications, Inc.*

1,640

15,744

DTS, Inc. — Class A*

740

23,177

Photronics, Inc.*†

2,170

15,277

Cybersource Corp.*†

1,385

23,171

Blue Coat Systems, Inc.*†

1,080

15,239

Multi-Fineline Electronix, Inc.*†

830

22,966

Radisys Corp.*

1,680

15,221

Triquint Semiconductor, Inc.*†

3,760

22,786

ValueClick, Inc.*†

1,000

15,150

ATMI, Inc.*†

805

22,476

Radiant Systems, Inc.*

1,410

15,129

SYNNEX Corp.*†

890

22,330

Eagle Test Systems, Inc.*

1,350

15,120

Manhattan Associates, Inc.*†

930

22,069

CTS Corp.

1,500

15,075

Standard Microsystems Corp.*†

810

21,991

Novatel Wireless, Inc.*

1,348

15,003

United Online, Inc.†

2,190

21,966

Semitool, Inc.*

1,990

14,945

S1 Corp.*

2,900

21,953

Liquidity Services, Inc.*

1,290

14,874

TTM Technologies, Inc.*†

1,660

21,929

Super Micro Computer, Inc.*

2,006

14,804

24

|

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

June 30, 2008

RUSSELL 2000® 2x STRATEGY FUND

MARKET

MARKET

SHARES

VALUE

SHARES

VALUE

Technitrol, Inc.†

870

$

14,781

THQ, Inc.*†

290

$

5,875

Sycamore Networks, Inc.*

4,540

14,619

Intervoice, Inc.*

1,000

5,700

DSP Group, Inc.*

2,046

14,322

Trident Microsystems, Inc.*

1,530

5,585

Atheros Communications, Inc.*†

460

13,800

Advent Software, Inc.*†

146

5,268

Kenexa Corp. — Class A*†

730

13,753

Vasco Data Security

Omniture, Inc.*

730

13,556

International*†

470

4,949

Ultratech, Inc.*

870

13,502

TheStreet.com, Inc.†

760

4,948

Sigma Designs, Inc.*†

970

13,473

LivePerson, Inc.*

1,760

4,946

Electro Scientific Industries, Inc.*

940

13,320

Mercadolibre, Inc.*†

140

4,829

Mentor Graphics Corp.*†

830

13,114

Perficient, Inc.*†

499

4,820

PMC - Sierra, Inc.*†

1,710

13,081

KEMET Corp.*†

1,420

4,601

Sonus Networks, Inc.*†

3,810

13,030

Progress Software Corp.*†

170

4,347

SonicWALL, Inc.*

1,990

12,835

Wright Express Corp.*

170

4,216

CNET Networks, Inc.*

1,110

12,754

Emulex Corp.*

360

4,194

MicroStrategy, Inc. — Class A*

190

12,303

Blackboard, Inc.*†

90

3,441

iGate Corp.*

1,500

12,195

Rofin-Sinar Technologies, Inc.*

110

3,322

Epicor Software Corp.*†

1,725

11,920

Immersion Corp.*

480

3,269

Gerber Scientific, Inc.*

1,010

11,494

Global Cash Access Holdings, Inc.*

470

3,224

j2 Global Communications, Inc.*†

490

11,270

MKS Instruments, Inc.*†

147

3,219

Art Technology Group, Inc.*

3,170

10,144

Internap Network Services Corp.†

670

3,136

Ness Technologies, Inc.*

1,000

10,120

Taleo Corp.*

160

3,134

Intevac, Inc.*†

880

9,926

Ariba, Inc.*

210

3,089

Wind River Systems, Inc.*†

910

9,910

LoopNet, Inc.*†

260

2,938

TIBCO Software, Inc.*†

1,290

9,869

Littelfuse, Inc.*†

90

2,840

Netgear, Inc.*†

681

9,439

Cavium Networks, Inc.*†

130

2,730

Adaptec, Inc.*

2,940

9,408

CPI International, Inc.*

220

2,706

Hittite Microwave Corp.*

260

9,261

InterDigital, Inc.*

110

2,675

Mattson Technology, Inc.*

1,900

9,044

Semtech Corp.*†

180

2,533

Volterra Semiconductor Corp.*

510

8,803

Synchronoss Technologies, Inc.*†

280

2,528

MAXIMUS, Inc.†

250

8,705

Tessera Technologies, Inc.*†

150

2,456

Rimage Corp.*

685

8,487

Interactive Intelligence, Inc.*

198

2,305

Cirrus Logic, Inc.*

1,515

8,423

Quest Software, Inc.*†

150

2,222

Extreme Networks, Inc.*

2,915

8,279

CSG Systems International, Inc.*

200

2,204

Ultra Clean Holdings*

1,020

8,119

Formfactor, Inc.*†

110

2,027

ADTRAN, Inc.†

340

8,106

Sirf Technology Holdings, Inc.*

410

1,771

Digital River, Inc.*†

210

8,102

Limelight Networks, Inc.*

430

1,643

Gartner, Inc. — Class A*†

390

8,081

Lawson Software, Inc.*†

220

1,599

Opnext, Inc.*

1,480

7,962

AsiaInfo Holdings, Inc.*

126

1,489

Vignette Corp.*

650

7,800

PC Connection, Inc.*

150

1,397

Exar Corp.*

1,030

7,766

ExlService Holdings, Inc.*†

90

1,263

SI International, Inc.*

370

7,748

Advanced Analogic Technologies*

210

867

Loral Space & Communications,

TiVo, Inc.*

140

864

Inc.*

435

7,665

Ultimate Software Group, Inc.*

20

713

Macrovision Solutions Corp.*†

480

7,181

Tekelec*

40

588

Comtech Telecommunications

Gevity HR, Inc.

80

430

Corp.*

146

7,154

Rackable Systems, Inc.*

20

268

infoGROUP, Inc.

1,595

7,002

Total Information Technology

3,163,484

Network Equipment Technologies,

FINANCIALS 5.6%

Inc.*†

1,950

6,923

Nationwide Health Properties,

Synaptics, Inc.*†

180

6,791

Inc.†

1,860

58,571

Faro Technologies, Inc.*

260

6,544

Realty Income Corp.†

2,080

47,341

Harris Stratex Networks —

Waddell & Reed Financial, Inc. —

Class A*

680

6,453

Class A†

1,280

44,813

Smith Micro Software, Inc.*†

1,110

6,327

Knight Capital Group, Inc. —

DealerTrack Holdings, Inc.*†

435

6,138

Class A*

2,290

41,174

See Notes to Financial Statements.

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

|

25

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

June 30, 2008

RUSSELL 2000® 2x STRATEGY FUND

MARKET

MARKET

SHARES

VALUE

SHARES

VALUE

Senior Housing Properties Trust†

2,070

$

40,427

SeaBright Insurance Holdings,

Platinum Underwriters Holdings

Inc.*

1,250

$

18,100

Ltd.†

1,140

37,175

Universal Health Realty Income

National Retail Properties, Inc.

1,720

35,948

Trust

600

18,000

IPC Holdings Ltd.†

1,330

35,311

NTR Acquisition Co.*†

1,840

17,811

NewAlliance Bancshares, Inc.†

2,820

35,194

Presidential Life Corp.

1,150

17,733

Alexandria Real Estate Equities,

Resource America, Inc. — Class A

1,900

17,708

Inc.†

360

35,042

Ashford Hospitality Trust, Inc.

3,815

17,625

Entertainment Properties Trust†

690

34,114

United America Indemnity Ltd. —

Montpelier Re Holdings Ltd.†

2,310

34,072

Class A*

1,310

17,515

Mid-America Apartment

Tower Group, Inc.

810

17,164

Communities, Inc.†

640

32,666

Sovran Self Storage, Inc.†

410

17,040

Aspen Insurance Holdings Ltd.

1,370

32,428

Urstadt Biddle Properties, Inc.

1,155

16,932

Post Properties, Inc.†

1,045

31,089

Hercules Technology Growth

First Industrial Realty Trust, Inc.†

1,130

31,041

Capital, Inc.

1,890

16,878

Healthcare Realty Trust, Inc.†

1,300

30,901

Prospect Capital Corp.†

1,280

16,870

Max Capital Group Ltd.†

1,440

30,715

Sterling Bancshares, Inc.†

1,830

16,635

International Bancshares Corp.†

1,370

29,277

Compass Diversified Trust

1,450

16,574

Eastgroup Properties, Inc.†

660

28,314

Mission West Properties

1,500

16,440

Extra Space Storage, Inc.†

1,830

28,109

Harleysville National Corp.

1,465

16,349

Susquehanna Bancshares, Inc.†

2,030

27,791

Kite Realty Group Trust

1,300

16,250

DiamondRock Hospitality Co.†

2,480

27,007

CNA Surety Corp.*

1,280

16,179

Sunstone Hotel Investors, Inc.

1,590

26,394

Pacific Capital Bancorp†

1,160

15,985

LaSalle Hotel Properties†

1,050

26,386

Odyssey Re Holdings Corp.

450

15,975

Cash America International, Inc.†

850

26,350

Chemical Financial Corp.†

780

15,912

Lexington Realty Trust†

1,870

25,488

Donegal Group, Inc. — Class A

995

15,791

Greenhill & Co., Inc.†

470

25,314

Highwoods Properties, Inc.†

500

15,710

PS Business Parks, Inc.†

490

25,284

Hersha Hospitality Trust

2,060

15,553

Stifel Financial Corp.*

730

25,105

Apollo Investment Corp.†

1,080

15,476

Delphi Financial Group, Inc. —

Tanger Factory Outlet Centers,

Class A†

1,070

24,760

Inc.†

430

15,450

National Financial Partners Corp.†

1,140

22,595

Getty Realty Corp.†

1,060

15,275

Safety Insurance Group, Inc.†

630

22,459

Associated Estates Realty Corp.

1,425

15,262

Digital Realty Trust, Inc.†

540

22,091

Univest Corp. of Pennsylvania†

760

15,094

Ezcorp, Inc. — Class A*

1,720

21,930

Oriental Financial Group†

1,050

14,973

Cedar Shopping Centers, Inc.†

1,846

21,635

First Community Bancshares, Inc.

530

14,946

TrustCo Bank Corp.†

2,800

20,776

Saul Centers, Inc.

318

14,943

Park National Corp.†

380

20,482

Cathay General Bancorp†

1,350

14,675

IBERIABANK Corp.

460

20,456

BioMed Realty Trust, Inc.

590

14,473

United Fire & Casualty Co.†

750

20,197

Agree Realty Corp.

650

14,333

Acadia Realty Trust†

870

20,140

PHH Corp.*

920

14,122

Alternative Asset Management

National Penn Bancshares, Inc.†

1,060

14,077

Acquisition Corp.*†

2,150

19,995

Umpqua Holding Corp.†

1,160

14,071

First Financial Corp.†

650

19,897

First Merchants Corp.

770

13,976

World Acceptance Corp.*†

590

19,865

National Health Investors, Inc.†

488

13,913

NorthStar Realty Finance Corp.†

2,361

19,644

Renasant Corp.†

940

13,846

Banco Latinoamericano de

Advance America Cash Advance

Exportaciones SA

1,211

19,606

Centers, Inc.†

2,700

13,716

FelCor Lodging Trust, Inc.†

1,860

19,530

GFI Group, Inc.*†

1,520

13,695

Strategic Hotel Capital, Inc.

2,045

19,162

optionsXpress Holdings, Inc.†

610

13,627

Ramco-Gershenson Properties

Potlatch Corp.†

300

13,536

Trust

910

18,691

DCT Industrial Trust, Inc.

1,590

13,165

Navigators Group, Inc.*†

340

18,377

Santander BanCorp

1,240

13,156

Glacier Bancorp, Inc.†

1,145

18,309

Berkshire Hills Bancorp, Inc.†

546

12,913

United Bankshares, Inc.

560

12,852

26

|

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

June 30, 2008

RUSSELL 2000® 2x STRATEGY FUND

MARKET

MARKET

SHARES

VALUE

SHARES

VALUE

Green Bankshares, Inc.†

910

$

12,758

Royal Bancshares of Pennsylvania,

Dollar Financial Corp.*

840

12,692

Inc. — Class A†

650

$

6,117

Argo Group International Holdings

Interactive Brokers Group, Inc. —

Ltd.*†

370

12,417

Class A*

190

6,105

West Coast Bancorp†

1,430

12,398

First South Bancorp, Inc.†

470

6,054

Meadowbrook Insurance

CapLease, Inc.†

805

6,029

Group Co., Inc.*

2,330

12,349

Sanders Morris Harris Group†

870

5,899

Boston Private Financial Holdings,

Security Bank Corp.†

940

5,508

Inc.†

2,130

12,077

eHealth, Inc.*

310

5,475

FirstMerit Corp.†

740

12,069

Maguire Properties, Inc.†

440

5,355

Assured Guaranty Ltd.†

670

12,053

Capitol Bancorp, Ltd.†

590

5,292

Frontier Financial Corp.†

1,400

11,928

Hilb Rogal & Hobbs Co.†

120

5,215

Westamerica Bancorporation†

220

11,570

MFA Mortgage Investments, Inc.

790

5,151

ProAssurance Corp.*†

240

11,546

Hanmi Financial Corp.

982

5,116

Home Properties, Inc.†

240

11,534

Thomas Weisel Partners Group,

Prosperity Bancshares, Inc.†

410

10,959

Inc.*

900

4,923

Columbia Banking Systems, Inc.

555

10,728

UCBH Holdings, Inc.†

2,130

4,793

SVB Financial Group*†

220

10,584

FNB Corp.†

400

4,712

Phoenix Cos., Inc.

1,375

10,464

Bancfirst Corp.

110

4,708

UMB Financial Corp.†

200

10,254

Integra Bank Corp.

600

4,698

United Community Banks, Inc.†

1,190

10,151

Omega Healthcare Investors, Inc.†

270

4,496

Glimcher Realty Trust

880

9,838

BankAtlantic Bancorp, Inc. —

Independent Bank Corp.†

2,432

9,728

Class A†

2,305

4,057

Education Realty Trust, Inc.

830

9,670

Old National Bancorp†

280

3,993

Winthrop Realty Trust

2,665

9,594

Hancock Holding Co.†

100

3,929

Washington Real Estate

First Midwest Bancorp, Inc.†

210

3,917

Investment Trust†

310

9,316

U-Store-It Trust

320

3,824

First Bancorp

727

9,189

First State Bancorporation†

685

3,768

PennantPark Investment Corp.

1,271

9,164

Portfolio Recovery Associates,

Evercore Partners, Inc. — Class A

950

9,025

Inc.†

100

3,750

Grubb & Ellis Co.†

2,340

9,009

Midwest Banc Holdings, Inc.

760

3,701

RAIT Investment Trust†

1,190

8,830

Sterling Financial Corp.†

890

3,685

WesBanco, Inc.

506

8,678

Imperial Capital Bancorp, Inc.

640

3,667

American Campus Communities,

Avatar Holdings, Inc.*†

120

3,635

Inc.†

309

8,603

FCStone Group, Inc.*†

130

3,631

Anthracite Capital, Inc.†

1,220

8,589

Selective Insurance Group, Inc.†

190

3,564

Provident Financial Services, Inc.†

610

8,546

Franklin Street Properties Corp.,

First Niagara Financial Group, Inc.

660

8,488

Inc.†

280

3,539

Sierra Bancorp†

500

8,250

Harleysville Group, Inc.

97

3,282

Corporate Office Properties

Amcore Financial, Inc.†

535

3,028

Trust SBI†

240

8,239

Cousins Properties, Inc.

130

3,003

1st Source Corp.

510

8,211

Asta Funding, Inc.†

330

2,990

Kohlberg Capital Corp.†

810

8,100

Ares Capital Corp.

290

2,923

Advanta Corp.

1,280

8,051

Irwin Financial Corp.†

1,086

2,921

First Bancorp Puerto Rico†

1,230

7,798

United Security Bancshares†

197

2,864

Zenith National Insurance Corp.†

215

7,559

AmericanWest Bancorp

1,220

2,769

Parkway Properties, Inc.†

220

7,421

City Bank†

270

2,322

Texas Capital Bancshares, Inc.*

460

7,360

Trustmark Corp.†

120

2,118

CompuCredit Corp.*†

1,220

7,320

Equity Lifestyle Properties, Inc.

40

1,760

Federal Agricultural Mortgage

First Potomac Realty Trust†

110

1,676

Corp.†

280

6,938

LTC Properties, Inc.†

65

1,661

Central Pacific Financial Corp.†

650

6,929

MarketAxess Holdings, Inc.*

190

1,436

Hallmark Financial Services, Inc.*

690

6,672

Primus Guaranty Ltd.*

490

1,426

South Financial Group, Inc.†

1,690

6,625

Community Bancorp*†

240

1,202

Citizens Banking Corp.†

400

1,128

See Notes to Financial Statements.

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

|

27

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

June 30, 2008

RUSSELL 2000® 2x STRATEGY FUND

MARKET

MARKET

SHARES

VALUE

SHARES

VALUE

Triad Guaranty, Inc.*†

1,079

$

1,122

Ameron International Corp.†

210

$

25,196

RLI Corp.†

20

989

M&F Worldwide Corp.*†

600

23,586

Newcastle Investment Corp.†

130

911

Arkansas Best Corp.†

640

23,450

MB Financial Corp.

40

899

School Specialty, Inc.*†

760

22,595

Franklin Bank Corp.*†

1,380

842

Comfort Systerms USA, Inc.†

1,630

21,907

Anworth Mortgage Asset Corp.†

110

716

Nordson Corp.†

300

21,867

Provident Bankshares Corp.†

86

549

Mastec, Inc.*

2,040

21,746

QC Holdings, Inc.*

70

545

Triumph Group, Inc.†

460

21,666

Great Southern Bancorp, Inc.†

65

528

Federal Signal Corp.†

1,780

21,360

Capital Corp. of the West

130

494

Gibraltar Industries, Inc.

1,330

21,240

First Financial Bankshares, Inc.†

10

458

HUB Group, Inc. — Class A*†

620

21,161

Inland Real Estate Corp.†

30

433

G & K Services, Inc. — Class A†

685

20,865

Stewart Information Services Corp.

20

387

Atlas Air Worldwide Holdings Co.,

Centerline Holding Co.†

220

367

Inc.*

420

20,773

PFF Bancorp, Inc.†

277

299

Woodward Governor Co.†

580

20,683

FX Real Estate and Entertainment,

Tecumseh Products Co. —

Inc.*

120

228

Class A*

630

20,651

LandAmerica Financial Group,

Middleby Corp.*

470

20,638

Inc.†

10

222

Argon ST, Inc.*

830

20,584

Bankunited Financial Corp. —

Astec Industries, Inc.*†

640

20,570

Class A†

207

199

Cenveo, Inc.*†

2,070

20,224

FBR Capital Markets Corp.*

30

151

Waste Connections, Inc.*†

621

19,829

TierOne Corp.

30

138

Universal Forest Products, Inc.†

660

19,774

Total Financials

2,825,295

Chart Industries, Inc.*

400

19,456

INDUSTRIALS 5.0%

Viad Corp.

750

19,342

Bucyrus International, Inc. —

Interface, Inc. — Class A

1,540

19,296

Class A†

1,350

98,577

Perini Corp.*†

570

18,838

Walter Industries, Inc.

649

70,592

Columbus McKinnon Corp. —

Energy Conversion Devices, Inc.*†

850

62,594

Class A*

780

18,782

Wabtec Corp.

1,060

51,537

Hexcel Corp.*†

970

18,721

Watson Wyatt & Co., Holdings†

900

47,601

Beacon Roofing Supply, Inc.*†

1,760

18,674

FTI Consulting, Inc.*†

640

43,814

CoStar Group, Inc.*†

420

18,669

Acuity Brands, Inc.†

910

43,753

Encore Wire Corp.†

880

18,647

Curtiss-Wright Corp.†

960

42,950

Robbins & Myers, Inc.

370

18,452

EMCOR Group, Inc.*†

1,500

42,795

Gorman-Rupp Co.†

450

17,928

Valmont Industries, Inc.

410

42,759

Horizon Lines, Inc. — Class A†

1,780

17,711

Teledyne Technologies, Inc.*†

780

38,056

CDI Corp.

690

17,554

Belden CDT, Inc.†

1,050

35,574

Altra Holdings, Inc.*

1,020

17,146

Orbital Sciences Corp.*†

1,445

34,044

Standex International Corp.

818

16,965

Esterline Technologies Corp.*†

690

33,989

Wabash National Corp.

2,200

16,632

Regal-Beloit Corp.

790

33,377

On Assignment, Inc.*

2,064

16,553

Eagle Bulk Shipping, Inc.†

1,110

32,823

Bowne & Co., Inc.†

1,290

16,447

Genco Shipping & Trading Ltd.†

480

31,296

Administaff, Inc.†

580

16,176

Mueller Industries, Inc.†

960

30,912

Spherion Corp.*

3,450

15,939

Superior Essex, Inc.*

680

30,348

Michael Baker Corp.*†

728

15,929

ABM Industries, Inc.†

1,320

29,370

Lindsay Manufacturing Co.†

187

15,889

MPS Group, Inc.*†

2,740

29,126

Clarcor, Inc.†

450

15,795

Herman Miller, Inc.†

1,170

29,121

ESCO Technologies, Inc.*†

330

15,484

Applied Industrial Technologies,

Waste Services, Inc.*

2,175

15,312

Inc.†

1,170

28,279

Sykes Enterprises, Inc.*†

810

15,277

GrafTech International Ltd.*†

1,040

27,903

American Superconductor Corp.*†

420

15,057

Watsco, Inc.†

656

27,421

Volt Information Sciences, Inc.*

1,208

14,387

Actuant Corp. — Class A†

870

27,274

American Railcar Industries, Inc.†

850

14,263

Pacer International, Inc.†

1,240

26,672

Dycom Industries, Inc.*†

980

14,230

American Reprographics Co.*†

850

14,152

28

|

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

June 30, 2008

RUSSELL 2000® 2x STRATEGY FUND

MARKET

MARKET

SHARES

VALUE

SHARES

VALUE

Kaman Corp. — Class A

590

$

13,428

Clean Harbors, Inc.*†

50

$

3,553

Celadon Group, Inc.*

1,310

13,087

Kforce, Inc.*

390

3,311

AAR Corp.*†

937

12,678

Otter Tail Power Co.†

80

3,106

Brady Corp. — Class A†

360

12,431

Ceradyne, Inc.*†

90

3,087

TBS International Ltd. — Class A*†

310

12,384

Stanley, Inc.*

86

2,883

Titan International, Inc.

320

11,398

TrueBlue, Inc.*

210

2,774

Schawk, Inc.

890

10,671

Allegiant Travel Co.*

120

2,231

Houston Wire & Cable Co.†

530

10,547

Force Protection, Inc.*†

660

2,185

Baldor Electric Co.†

300

10,494

Pinnacle Airlines Corp.*

685

2,165

Kaydon Corp.†

200

10,282

Forward Air Corp.

60

2,076

II-Vi, Inc.*†

280

9,778

Mobile Mini, Inc.*†

100

2,000

Moog, Inc. — Class A*†

260

9,682

Taser International, Inc.*†

390

1,946

Cubic Corp.

410

9,135

ICT Group, Inc.*

220

1,804

Polypore International, Inc.*†

360

9,119

Knight Transportation, Inc.†

95

1,739

Republic Airways Holdings, Inc.*†

1,050

9,093

SkyWest, Inc.†

135

1,708

Greenbrier Cos., Inc.

436

8,851

Mueller Water Products, Inc. —

NCI Building Systems, Inc.*†

240

8,815

Class A†

200

1,614

Deluxe Corp.†

490

8,732

United Stationers, Inc.*†

40

1,478

JetBlue Airways Corp.*†

2,140

7,982

Albany International Corp. —

Diamond Management &

Class A

50

1,450

Technology Consultants

1,510

7,867

AirTran Holdings, Inc.*†

710

1,448

Apogee Enterprises, Inc.†

480

7,757

Orion Energy Systems, Inc.*

140

1,400

Tetra Tech, Inc.*†

340

7,691

Healthcare Services Group†

80

1,217

Insteel Industries, Inc.

420

7,690

Evergreen Solar, Inc.*†

70

678

Barrett Business Services, Inc.

626

7,406

Resources Connection, Inc.

30

611

Coleman Cable, Inc.*

690

7,121

Knoll, Inc.

50

608

Flow International Corp.*

910

7,098

Powell Industries, Inc.*†

10

504

Navigant Consulting, Inc.*

360

7,042

Old Dominion Freight Line, Inc.*†

10

300

Sun Hydraulics Corp.†

210

6,777

Heartland Express, Inc.†

20

298

Alaska Air Group, Inc.*†

430

6,596

COMSYS IT Partners, Inc.*

30

274

American Commercial Lines, Inc.*†

600

6,558

Gencorp, Inc.*†

30

215

Aecom Technology Corp.*

200

6,506

Total Industrials

2,494,122

LSI Industries, Inc.

800

6,496

HEALTH CARE 4.8%

Pike Electric Corp.*

390

6,478

Hologic, Inc.*†

4,450

97,010

Consolidated Graphics, Inc.*†

130

6,405

Illumina, Inc.*†

650

56,621

Briggs & Stratton Corp.†

500

6,340

BioMarin Pharmaceuticals, Inc.*†

1,835

53,178

LB Foster Co. — Class A*

190

6,308

OSI Pharmaceuticals, Inc.*†

1,280

52,890

Barnes Group, Inc.†

270

6,234

Perrigo Co.†

1,610

51,150

Griffon Corp.*†

705

6,176

Inverness Medical Innovations,

TAL International Group, Inc.

250

5,685

Inc.*†

1,510

50,087

Granite Construction, Inc.

180

5,675

United Therapeutics Corp.*†

490

47,897

First Advantage Corp. — Class A*

355

5,627

Psychiatric Solutions, Inc.*†

1,220

46,165

Preformed Line Products Co.

130

5,561

Myriad Genetics, Inc.*†

970

44,154

Raven Industries, Inc.†

160

5,245

Owens & Minor, Inc.†

930

42,492

Dynamic Materials Corp.

146

4,811

Cepheid, Inc.*†

1,429

40,183

American Ecology Corp.†

158

4,666

Parexel International Corp.*†

1,430

37,623

Genesee & Wyoming, Inc. —

Bio—Rad Laboratories, Inc. —

Class A*

130

4,423

Class A*

450

36,400

Team, Inc.*

127

4,359

NuVasive, Inc.*†

770

34,388

Hudson Highland Group, Inc.*

400

4,188

Isis Pharmaceuticals, Inc.*†

2,518

34,320

IKON Office Solutions, Inc.

360

4,061

Amedisys, Inc.*†

670

33,781

Geo Group, Inc.*†

180

4,050

Medicis Pharmaceutical Corp. —

Heico Corp.†

120

3,905

Class A†

1,480

30,754

H&E Equipment Services, Inc.*†

320

3,846

Medicines Co.*†

1,530

30,325

Mine Safety Appliances Co.†

90

3,599

See Notes to Financial Statements.

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

|

29

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

June 30, 2008

RUSSELL 2000® 2x STRATEGY FUND

MARKET

MARKET

SHARES

VALUE

SHARES

VALUE

Martek Biosciences Corp.*†

890

$

30,002

Affymetrix, Inc.*†

1,500

$

15,435

ArthroCare Corp.*†

718

29,302

RTI Biologics, Inc.*†

1,730

15,137

West Pharmaceutical Services,

Computer Programs & Systems,

Inc.†

670

28,998

Inc.

850

14,730

HealthExtras, Inc.*†

950

28,633

SurModics, Inc.*†

326

14,618

Cubist Pharmaceuticals, Inc.*†

1,600

28,576

Providence Service Corp.*†

690

14,566

Meridian Bioscience, Inc.†

1,060

28,535

Immucor, Inc.*†

530

13,716

The Trizetto Group, Inc.*

1,320

28,222

Cynosure, Inc.*

690

13,676

AMERIGROUP Corp.*†

1,355

28,184

Par Pharmaceutical Cos., Inc.*†

830

13,471

Alnylam Pharmaceuticals, Inc.*†

1,020

27,265

Molina Healthcare, Inc.*†

516

12,559

Alexion Pharmaceuticals, Inc.*†

370

26,825

Mentor Corp.†

450

12,519

Analogic Corp.

420

26,489

Emergent Biosolutions, Inc.*

1,210

12,015

Celera Corp.*†

2,320

26,355

Cantel Medical Corp.*

1,180

11,942

eResearch Technology, Inc.*

1,510

26,334

Omnicell, Inc.*

888

11,704

Steris Corp.

910

26,172

Cross Country Healthcare, Inc.*

770

11,096

Healthspring, Inc.*†

1,531

25,843

Varian, Inc.*

210

10,723

Luminex Corp.*†

1,256

25,811

American Medical Systems

Eclipsys Corp.*†

1,390

25,520

Holdings, Inc.*†

700

10,465

Auxilium Pharmaceuticals, Inc.*†

748

25,148

Datascope Corp.†

220

10,340

AmSurg Corp.*†

1,024

24,934

Medical Action Industries, Inc.*

980

10,163

Alkermes, Inc.*†

1,995

24,658

Nighthawk Radiology Holdings,

Conmed Corp.*†

927

24,612

Inc.*†

1,399

9,905

Vital Signs, Inc.

430

24,415

Allscripts Healthcare Solutions,

Phase Forward, Inc.*†

1,340

24,080

Inc.*†

750

9,307

Zoll Medical Corp.*†

710

23,906

Haemonetics Corp.*†

160

8,874

inVentiv Health, Inc.*†

850

23,621

Magellan Health Services, Inc.*†

230

8,517

Sciele Pharma, Inc.*†

1,190

23,026

Dionex Corp.*†

127

8,429

Sun Healthcare Group, Inc.*†

1,630

21,826

Symmetry Medical, Inc.*†

490

7,948

Natus Medical, Inc.*

1,030

21,568

Healthsouth Corp.*†

476

7,916

Apria Healthcare Group, Inc.*

1,076

20,864

Valeant Pharmaceuticals

Kendle International, Inc.*†

569

20,672

International*†

456

7,802

Sirona Dental Systems, Inc.*†

790

20,477

HMS Holdings Corp.*

360

7,729

Merit Medical Systems, Inc.*

1,390

20,433

Nektar Therapeutics*

2,245

7,521

Invacare Corp.†

995

20,338

Obagi Medical Products, Inc.*†

871

7,447

Bruker BioSciences Corp.*

1,575

20,239

Regeneron Pharmaceuticals, Inc.*†

510

7,364

Chemed Corp.†

550

20,135

athenahealth, Inc.*†

230

7,075

PharmaNet Development Group,

Pozen, Inc.*†

630

6,854

Inc.*†

1,225

19,318

Geron Corp.*†

1,790

6,175

AMN Healthcare Services, Inc.*†

1,125

19,035

American Dental Partners, Inc.*†

500

5,935

Viropharma, Inc.*†

1,710

18,913

Medcath Corp.*

310

5,574

CryoLife, Inc.*

1,610

18,418

Conceptus, Inc.*†

280

5,177

Medarex, Inc.*†

2,736

18,085

Ariad Pharmaceuticals, Inc.*

2,117

5,081

Albany Molecular Research, Inc.*

1,350

17,914

Savient Pharmaceuticals, Inc.*†

200

5,060

National Healthcare Corp.†

390

17,874

MannKind Corp.*†

1,640

4,920

Onyx Pharmaceuticals, Inc.*†

500

17,800

Abaxis, Inc.*

200

4,826

Healthways, Inc.*†

600

17,760

Air Methods Corp. — SP ADR*

186

4,650

Corvel Corp.*

520

17,612

Alpharma, Inc. — Class A*†

190

4,281

Cypress Bioscience, Inc.*†

2,382

17,127

Orasure Technologies, Inc.*†

1,125

4,208

SonoSite, Inc.*†

610

17,086

Emergency Medical Services

Genoptix, Inc.*†

540

17,037

Corp. — Class A*†

158

3,576

Angiodynamics, Inc.*

1,250

17,025

Universal American Financial

Res-Care, Inc.*

953

16,944

Corp.*

340

3,475

Sunrise Senior Living, Inc.*†

750

16,860

PSS World Medical, Inc.*

210

3,423

Bentley Pharmaceuticals, Inc.*

1,020

16,473

Wright Medical Group, Inc.*†

90

2,557

Align Technology, Inc.*†

1,490

15,630

Cutera, Inc.*

220

1,987

30

|

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

June 30, 2008

RUSSELL 2000® 2x STRATEGY FUND

MARKET

MARKET

SHARES

VALUE

SHARES

VALUE

Orthofix International NV*†

50

$

1,448

Superior Industries International,

XenoPort, Inc.*

20

781

Inc.†

990

$

16,711

Dendreon Corp.*†

70

312

Tenneco Automotive, Inc.*†

1,230

16,642

Total Health Care

2,423,356

Town Sports International

CONSUMER DISCRETIONARY 4.1%

Holdings, Inc.*

1,780

16,625

Priceline.com, Inc.*†

626

72,278

Ethan Allen Interiors, Inc.†

670

16,482

DeVry, Inc.†

1,165

62,467

Red Robin Gourmet Burgers,

Aeropostale, Inc.*†

1,440

45,115

Inc.*†

590

16,367

Deckers Outdoor Corp.*

300

41,760

FTD Group, Inc.

1,205

16,063

Chipotle Mexican Grill, Inc.*†

546

41,147

Perry Ellis International, Inc.*

730

15,491

Bally Technologies, Inc.*

1,150

38,870

Live Nation, Inc.*†

1,460

15,447

Tupperware Brands Corp.†

1,100

37,642

Corinthian Colleges, Inc.*†

1,330

15,441

Exide Technologies*†

2,110

35,364

Sonic Automotive, Inc.†

1,180

15,210

LKQ Corp.*†

1,940

35,056

Pinnacle Entertainment, Inc.*†

1,420

14,896

Jack in the Box, Inc.*†

1,499

33,593

Spartan Motors, Inc.†

1,985

14,828

Polaris Industries, Inc.†

810

32,708

Matthews International Corp. —

Wolverine World Wide, Inc.†

1,220

32,537

Class A

320

14,483

Fossil, Inc.*†

1,090

31,686

Gaylord Entertainment Co.*†

600

14,376

Strayer Education, Inc.†

150

31,360

Sotheby’s Holdings, Inc. —

WMS Industries, Inc.*†

1,000

29,770

Class A†

540

14,240

Bob Evans Farms, Inc.†

960

27,456

Entravision Communications

Scholastic Corp.*†

940

26,940

Corp. — Class A*

3,530

14,191

J Crew Group, Inc.*†

810

26,738

Champion Enterprises, Inc.*†

2,420

14,157

Zale Corp.*†

1,360

25,690

Jo-Ann Stores, Inc.*†

610

14,048

ArvinMeritor, Inc.†

1,970

24,586

1-800-FLOWERS.com, Inc.*

2,120

13,674

Callaway Golf Co.†

2,050

24,251

Skyline Corp.

580

13,630

Quiksilver, Inc.*†

2,376

23,332

99 Cents Only Stores*

2,056

13,570

Unifirst Corp.

520

23,223

Hooker Furniture Corp.

770

13,336

La-Z-Boy, Inc.†

2,990

22,873

thinkorswim Group, Inc.*†

1,874

13,212

True Religion Apparel, Inc.*

850

22,652

Capella Education Co.*†

220

13,123

Furniture Brands International,

Monro Muffler Brake, Inc.

845

13,089

Inc.†

1,680

22,445

California Pizza Kitchen, Inc.*†

1,165

13,036

Buckle, Inc.

490

22,408

G-III Apparel Group Ltd.*

1,020

12,587

Lear Corp.*

1,560

22,121

Blyth, Inc.†

1,020

12,271

Rent-A-Center, Inc.*†

1,040

21,393

Men’s Wearhouse, Inc.†

745

12,136

Iconix Brand Group, Inc.*†

1,760

21,261

Stein Mart, Inc.†

2,646

11,933

Charlotte Russe Holding, Inc.*

1,192

21,170

Beazer Homes USA, Inc.†

2,126

11,842

DineEquity, Inc.†

540

20,174

Sinclair Broadcast Group, Inc. —

Valassis Communications, Inc.*†

1,590

19,907

Class A†

1,550

11,780

Sauer, Inc.

625

19,469

Marvel Entertainment, Inc.*†

350

11,249

Warnaco Group, Inc.*†

440

19,391

American Greetings Corp. —

Dress Barn, Inc.*†

1,440

19,267

Class A

910

11,229

Netflix, Inc.*†

736

19,188

Collective Brands, Inc.*

960

11,165

P.F. Chang’s China Bistro, Inc.*†

840

18,766

Lululemon Athletica, Inc.*†

380

11,043

Cox Radio Inc. — Class A*

1,590

18,762

Christopher & Banks Corp.†

1,610

10,948

Life Time Fitness, Inc.*†

630

18,616

Steinway Musical Instruments

400

10,560

World Wrestling Entertainment,

American Axle & Manufacturing

Inc.

1,200

18,564

Holdings, Inc.†

1,310

10,467

Texas Roadhouse Co., Inc.*†

2,040

18,299

Volcom, Inc.*†

427

10,218

Skechers U.S.A., Inc. — Class A*

920

18,179

Systemax, Inc.†

570

10,060

Stoneridge, Inc.*

1,050

17,913

DSW, Inc.*†

840

9,895

Haverty Furniture Companies.,

M/I Homes, Inc.†

620

9,753

Inc.†

1,710

17,168

Genesco, Inc.*†

310

9,570

Marcus Corp.

1,125

16,819

Cherokee, Inc.

450

9,067

Vail Resorts, Inc.*†

210

8,994

See Notes to Financial Statements.

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

|

31

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

June 30, 2008

RUSSELL 2000® 2x STRATEGY FUND

MARKET

MARKET

SHARES

VALUE

SHARES

VALUE

Overstock.com, Inc.*†

297

$

7,707

Build-A-Bear Workshop, Inc.*

150

$

1,091

Stage Stores, Inc.

660

7,702

Salem Communications Corp. —

Winnebago Industries, Inc.†

750

7,642

Class A

552

1,087

Martha Stewart Omnimedia, Inc.*†

985

7,289

Benihana, Inc.*

110

697

Cooper Tire & Rubber Co.†

920

7,213

Meritage Homes Corp.*†

40

607

Gymboree Corp.*

180

7,213

Standard-Pacific Corp.†

158

534

Arbitron, Inc.

150

7,125

Big 5 Sporting Goods Corp.

70

530

Hayes Lemmerz International, Inc.*

2,480

7,043

The Wet Seal, Inc. — Class A*

110

525

Interactive Data Corp.

270

6,785

Modine Manufacturing Co.

40

495

Charming Shoppes, Inc.*†

1,460

6,701

Tempur-Pedic International, Inc.†

30

234

Triarc Cos., Inc. — Class B

1,048

6,634

Total Consumer Discretionary

2,082,854

Buffalo Wild Wings, Inc.*†

260

6,456

ENERGY 4.0%

Conn’s, Inc.*†

400

6,428

Alpha Natural Resources, Inc.*

1,190

124,105

Borders Group, Inc.†

1,070

6,420

PetroHawk Energy Corp.*

2,436

112,811

O’Charleys, Inc.

630

6,338

Whiting Petroleum Corp.*

810

85,925

Group 1 Automotive, Inc.†

310

6,160

Encore Acquisition Co.*†

1,060

79,701

Regis Corp.

226

5,955

Comstock Resources, Inc.*†

940

79,364

Noble International Ltd.

1,310

5,856

Atwood Oceanics, Inc.*

550

68,387

Sealy Corp.†

1,000

5,740

Penn Virginia Corp.

880

66,370

McCormick & Schmick’s Seafood

Mariner Energy, Inc.*†

1,750

64,697

Restaurants, Inc.*†

530

5,109

Oil States International, Inc.*†

1,010

64,074

Marinemax, Inc.*†

700

5,019

EXCO Resources, Inc.*†

1,490

54,996

Audiovox Corp. — Class A*

500

4,910

Exterran Holdings, Inc.*†

740

52,903

Premier Exhibitions, Inc.*

970

4,404

Swift Energy Co.*†

700

46,242

CSK Auto Corp.*

420

4,402

Carrizo Oil & Gas, Inc.*

570

38,811

Pacific Sunwear of California,

Rosetta Resources, Inc.*

1,320

37,620

Inc.*†

500

4,265

IHS, Inc.*†

530

36,888

Fred’s, Inc.†

340

3,822

Atlas America, Inc.

815

36,716

Under Armour, Inc.*†

140

3,590

Grey Wolf, Inc.*

3,985

35,985

Sonic Corp.*†

230

3,404

Hornbeck Offshore Services, Inc.*†

630

35,601

Ruby Tuesday, Inc.†

620

3,348

Basic Energy Services, Inc.*†

1,120

35,280

Aaron Rents, Inc.

135

3,015

Willbros Group, Inc.*†

775

33,953

Knology, Inc.*

270

2,967

Crosstex Energy, Inc.†

970

33,620

CPI Corp.

156

2,922

Hercules Offshore*†

870

33,077

Morningstar, Inc.*†

40

2,881

Complete Production Services,

Zumiez, Inc.*†

160

2,653

Inc.*†

870

31,685

Multimedia Games, Inc.*†

560

2,475

McMoRan Exploration Co.*†

1,100

30,272

Tween Brands, Inc.*

140

2,304

Pioneer Drilling Co.*

1,605

30,190

K12, Inc.*†

100

2,143

Clayton Williams Energy, Inc.*†

270

29,687

Bon-Ton Stores, Inc.†

410

2,140

W-H Energy Services, Inc.*†

300

28,722

Gaiam, Inc.*

150

2,026

Warren Resources, Inc.*

1,920

28,186

Core-Mark Holding Co., Inc.*

70

1,834

Nordic American Tanker Shipping†

620

24,068

Entercom Communications Corp.†

260

1,825

Stone Energy Corp.*†

360

23,728

Krispy Kreme Doughnuts, Inc.*†

355

1,771

PHI, Inc.*

580

23,299

Blue Nile, Inc.*†

40

1,701

Contango Oil & Gas Co.*

249

23,137

MTR Gaming Group, Inc.*

350

1,669

Matrix Service Co.*†

970

22,368

CKX, Inc.*

190

1,663

Trico Marine Services, Inc.*†

610

22,216

BJ’s Restaurants, Inc.*†

170

1,654

Arena Resources, Inc.*†

420

22,184

Coinstar, Inc.*

50

1,636

Gulfport Energy Corp.*†

1,345

22,152

ATC Technology Corp.*†

65

1,513

World Fuel Services Corp.†

1,000

21,940

Citi Trends, Inc.*†

60

1,360

Harvest Natural Resources, Inc.*†

1,920

21,235

Ambassadors International*

286

1,253

Berry Petroleum Co. — Class A†

360

21,197

Retail Ventures, Inc.*

260

1,196

Bois d’Arc Energy, Inc.*

850

20,664

The Finish Line — Class A

134

1,166

Petroquest Energy, Inc.*†

680

18,292

NexCen Brands, Inc.*

1,960

1,098

32

|

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

June 30, 2008

RUSSELL 2000® 2x STRATEGY FUND

MARKET

MARKET

SHARES

VALUE

SHARES

VALUE

ATP Oil & Gas Corp.*†

450

$

17,762

Kaiser Aluminum Corp.

450

$

24,088

Gulf Island Fabrication, Inc.†

360

17,615

PolyOne Corp.*†

3,240

22,583

TXCO Resources, Inc.*

1,407

16,546

Glatfelter

1,630

22,021

GulfMark Offshore, Inc.*

270

15,709

Headwaters, Inc.*†

1,830

21,539

Newpark Resources, Inc.*†

1,980

15,563

Stepan Co.

430

19,617

Allis-Chalmers Energy, Inc.*†

810

14,418

Hercules, Inc.

1,110

18,792

Bill Barrett Corp.*†

240

14,258

Century Aluminum Co.*†

280

18,617

Vaalco Energy, Inc.*†

1,570

13,298

Wausau Paper Corp.

2,330

17,964

BPZ Resources, Inc.*†

420

12,348

OM Group, Inc.*†

546

17,903

Dril-Quip, Inc.*

192

12,096

Koppers Holdings, Inc.

410

17,167

Petroleum Development Corp.*†

180

11,968

Coeur d’Alene Mines Corp.*†

5,520

16,008

Parallel Petroleum Corp.*†

590

11,877

Neenah Paper, Inc.

920

15,373

Oilsands Quest, Inc.*†

1,750

11,375

Schweitzer-Mauduit International,

Delta Petroleum Corp.*†

400

10,208

Inc.

900

15,165

General Maritime Corp.†

330

8,573

Brush Engineered Materials, Inc.*

540

13,187

GeoMet, Inc.*

810

7,679

W.R. Grace & Co.*†

550

12,920

International Coal Group, Inc.*†

580

7,569

Calgon Carbon Corp.*†

770

11,904

ION Geophysical Corp.*†

390

6,806

Buckeye Technologies, Inc.*

1,330

11,252

Geokinetics, Inc.*

368

6,664

Innospec, Inc.†

509

9,579

USEC, Inc.*†

1,070

6,506

Myers Industries, Inc.

1,145

9,332

Lufkin Industries, Inc.

60

4,997

Sensient Technologies Corp.

260

7,322

Uranium Resources, Inc.*†

1,270

4,686

Spartech Corp.

740

6,978

T-3 Energy Services, Inc. —

Silgan Holdings, Inc.†

135

6,850

Class A*†

56

4,450

LSB Industries, Inc.*†

320

6,336

Bristow Group, Inc.*†

70

3,464

H.B. Fuller Co.†

255

5,722

Pacific Ethanol, Inc.*†

1,720

3,113

Rockwood Holdings, Inc.*†

160

5,568

CARBO Ceramics, Inc.†

30

1,751

Hecla Mining Co.*†

480

4,445

Union Drilling, Inc.*

80

1,734

Amcol International Corp.

130

3,700

Double Hull Tankers, Inc.†

170

1,705

RTI International Metals, Inc.*

60

2,137

Ship Finance International Ltd.†

50

1,477

A.M. Castle & Co.†

50

1,431

Parker Drilling Co.*†

130

1,301

Flotek Industries, Inc.*†

20

412

Natco Group, Inc.*†

20

1,091

ShengdaTech, Inc.*†

40

397

Energy Partners Ltd.*

60

895

Georgia Gulf Corp.†

120

348

VeraSun Energy Corp.*†

150

620

Kronos Worldwide, Inc.

10

154

Evergreen Energy, Inc.*

130

226

Total Materials

1,023,731

Total Energy

1,992,696

CONSUMER STAPLES 1.0%

MATERIALS 2.0%

Flowers Foods, Inc.†

1,720

48,745

CF Industries Holdings, Inc.

939

143,479

Central European Distribution

Terra Industries, Inc.*†

1,670

82,414

Corp.*†

540

40,041

Olin Corp.†

1,790

46,862

Longs Drug Stores Corp.†

810

34,109

Greif, Inc. — Class A†

720

46,102

Casey’s General Stores, Inc.†

1,390

32,206

Compass Minerals International,

Universal Corp.

640

28,941

Inc.†

560

45,114

Fresh Del Monte Produce, Inc.*

930

21,920

Worthington Industries, Inc.†

1,740

35,670

Spartan Stores, Inc.

950

21,850

AptarGroup, Inc.†

760

31,882

Winn-Dixie Stores, Inc.*†

1,330

21,307

Minerals Technologies, Inc.†

490

31,159

Darling International, Inc.*†

1,240

20,485

Olympic Steel, Inc.†

390

29,609

Sanderson Farms, Inc.†

570

19,676

Texas Industries, Inc.†

520

29,188

Cal-Maine Foods, Inc.†

590

19,464

Schnitzer Steel Industries, Inc. —

Nash Finch Co.†

560

19,191

Class A

250

28,650

Alliance One International, Inc.*†

3,740

19,111

NewMarket Corp.†

420

27,817

Ingles Markets, Inc. — Class A

760

17,731

Rock-Tenn Co. — Class A†

920

27,591

Pilgrim’s Pride Corp.†

1,190

15,458

Ferro Corp.†

1,450

27,202

Farmer Brothers Co.†

710

15,016

A. Schulman, Inc.†

1,050

24,181

Pantry, Inc.*†

1,380

14,711

See Notes to Financial Statements.

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

|

33

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

June 30, 2008

RUSSELL 2000® 2x STRATEGY FUND

MARKET

MARKET

SHARES

VALUE

SHARES

VALUE

Village Super Market

316

$

12,191

Cogent Communications Group,

J&J Snack Foods Corp.†

370

10,142

Inc.*†

1,540

$

20,636

Central Garden and Pet Co. —

Consolidated Communications

Class A*

2,410

9,881

Holdings, Inc.†

1,370

20,399

Ruddick Corp.†

240

8,234

Syniverse Holdings, Inc.*†

1,050

17,010

Ralcorp Holdings, Inc.*†

156

7,713

Shenandoah Telecommunications

Reddy Ice Holdings, Inc.†

420

5,746

Co.

1,250

16,275

Green Mountain Coffee Roasters,

Cbeyond, Inc.*†

846

13,553

Inc.*†

130

4,884

Alaska Communications Systems

Jones Soda Co.*†

1,330

4,283

Group, Inc.†

1,030

12,298

Chattem, Inc.*†

50

3,253

PAETEC Holding Corp.*†

1,810

11,493

Synutra International, Inc.*†

70

2,262

SureWest Communications

1,220

10,285

Hain Celestial Group, Inc.*

90

2,113

Rural Cellular Corp. — Class A*†

80

3,561

American Oriental Bioengineering,

General Communication, Inc. —

Inc.*

210

2,073

Class A*

150

1,030

Chiquita Brands International,

Virgin Mobile USA, Inc. —

Inc.*†

50

759

Class A*†

220

605

MGP Ingredients, Inc.

50

290

Total Telecommunication Services

271,894

American Dairy, Inc.*

10

78

Total Common Stocks

Total Consumer Staples

483,864

(Cost $15,806,240)

17,187,881

UTILITIES 0.9%

Nicor, Inc.†

1,050

44,719

SECURITIES LENDING COLLATERAL 14.9%

Cleco Corp.†

1,480

34,528

Mount Vernon Securities

Aquila, Inc.*†

8,300

31,291

Lending Trust Prime

Unisource Energy Corp.†

970

30,080

Portfolio (Note 9)

7,480,587

7,480,587

NorthWestern Corp.

1,180

29,996

Total Securities Lending Collateral

Laclede Group, Inc.

680

27,452

(Cost $7,480,587)

7,480,587

ITC Holdings Corp.

500

25,555

FACE

UIL Holding Corp.†

840

24,704

AMOUNT

Mge Energy, Inc.

730

23,813

CH Energy Group, Inc.†

620

22,053

REPURCHASE AGREEMENTS 63.7%

Westar Energy, Inc.†

940

20,219

Repurchase Agreements (Note 5)

Piedmont Natural Gas Co.†

730

19,097

UBS Financial Services, Inc.

New Jersey Resources Corp.†

510

16,652

issued 06/30/08 at 1.74%

Central Vermont Public Service

due 07/01/08

$32,042,585

32,042,585

Corp.

800

15,496

Lehman Brothers Holdings, Inc.

PNM Resources, Inc.†

1,200

14,352

issued 06/30/08 at 0.25%

WGL Holdings, Inc.†

360

12,506

due 07/01/08

32,058

32,058

IDACORP, Inc.

230

6,645

Total Repurchase Agreements

Southwest Gas Corp.†

200

5,946

(Cost $32,074,643)

32,074,643

Black Hills Corp.†

185

5,931

Total Investments 112.8%

Northwest Natural Gas Co.†

100

4,626

(Cost $55,361,470)

$ 56,743,111

Avista Corp.†

160

3,434

Liabilities in Excess of

South Jersey Industries, Inc.

90

3,362

Other Assets – (12.8)%

$  (6,439,381)

Allete, Inc.†

70

2,940

El Paso Electric Co.*†

60

1,188

Net Assets – 100.0%

$ 50,303,730

Total Utilities

426,585

TELECOMMUNICATION SERVICES 0.5%

tw telecom, Inc.*

2,990

47,930

Premiere Global Services, Inc.*†

1,950

28,431

NTELOS Holdings Corp.

930

23,594

Cincinnati Bell, Inc.*†

5,820

23,164

iPCS, Inc. — Class A

730

21,630

34

|

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)

June 30, 2008

RUSSELL 2000® 2x STRATEGY FUND

UNREALIZED

CONTRACTS

LOSS

FUTURES CONTRACTS PURCHASED

September 2008 Russell 2000 Index

Mini Futures Contracts

(Aggregate Market Value

of Contracts $54,433,110)

789

$ (2,522,666)

UNITS

EQUITY INDEX SWAP AGREEMENTS

Credit Suisse Capital, LLC

August 2008 Russell 2000 Index

Swap, Terminating 08/18/08**

(Notional Market Value

$7,362,941)

10,676

$

(249,638)

Goldman Sachs International

June 2008 Russell 2000 Index

Swap, Terminating 06/30/08**

(Notional Market Value

$22,223,978)

32,225

(994,863)

(Total Notional Market

Value $29,586,919)

$ (1,244,501)

*

Non-Income Producing Security.

**

Total Return based on Russell 2000 Index +/- financing at a variable rate.

†

All or a portion of this security is on loan at June 30, 2008 — See Note 9.

ADR — American Depository Receipt.

See Notes to Financial Statements.

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

|

35

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2008

INVERSE RUSSELL 2000® 2x STRATEGY FUND

FACE

MARKET

MARKET

AMOUNT

VALUE

SHARES

VALUE

REPURCHASE AGREEMENTS 74.2%

Green Mountain Coffee Roasters*

950

$

(35,692)

Repurchase Agreements (Note 5)

Boston Beer Co., Inc. — Class A*

990

(40,273)

UBS Financial Services, Inc.

National Beverage Corp.

6,090

(44,274)

issued 06/30/08 at 1.74%

Elizabeth Arden*

3,650

(55,407)

due 07/01/08

$35,132,564

$

35,132,564

TreeHouse Foods, Inc.*

2,290

(55,555)

Lehman Brothers Holdings, Inc.

United Natural Foods, Inc.*

2,900

(56,492)

issued 06/30/08 at 0.25%

Ruddick Corp.

1,650

(56,612)

due 07/01/08†

34,606,493

34,606,493

Arden Group, Inc. — Class A

520

(65,905)

Total Repurchase Agreements

Weis Markets, Inc.

2,030

(65,914)

(Cost $69,739,057)

69,739,057

Darling International, Inc.*

4,070

(67,236)

Total Long Securities 74.2%

Ralcorp Holdings, Inc.*

1,360

(67,238)

(Cost $69,739,057)

$

69,739,057

Chattem, Inc.*

1,140

(74,157)

WD-40 Co.

2,680

(78,390)

SHARES

Great Atlantic & Pacific Tea Co.*

3,970

(90,595)

COMMON STOCKS SOLD SHORT (46.5)%

Andersons, Inc.

2,260

(92,005)

Hain Celestial Group, Inc.*

4,040

(94,859)

TELECOMMUNICATION SERVICES (0.4)%

Central European Distribution

SureWest Communications

590

(4,974)
Corp.*

1,510

(111,967)

IDT Corp. — Class B*

4,320

(7,344)

Total Consumer Staples

(1,330,374)

Cbeyond, Inc.*

500

(8,010)

UTILITIES (1.8)%

Centennial Communications

Aquila, Inc.*

4,980

(18,774)

Corp.*

1,440

(10,066)

Nicor, Inc.

520

(22,147)

ICO Global Communications

Ormat Technologies, Inc.

590

(29,016)

Holdings*

3,100

(10,106)

PNM Resources, Inc.

3,490

(41,740)

Ibasis, Inc.

5,840

(19,155)

Allete, Inc.

1,010

(42,420)

USA Mobility, Inc.*

2,590

(19,554)

Unisource Energy Corp. Co.

1,420

(44,034)

General Communication*

3,240

(22,259)

Southwest Water Co.

5,710

(57,214)

PAETEC Holding Corp.*

4,160

(26,416)

Portland General Electric Co.

2,990

(67,335)

Iowa Telecommunications

EnergySouth, Inc.

1,560

(76,534)

Services, Inc.

1,650

(29,057)

El Paso Electric Co.*

4,450

(88,110)

Atlantic Tele-Network, Inc.

1,070

(29,436)

California Water Service Group

2,720

(89,134)

Cogent Communications

WGL Holdings, Inc.

2,590

(89,977)

Group, Inc.*

2,420

(32,428)

American States Water Co.

2,790

(97,483)

Cincinnati Bell, Inc.*

8,430

(33,551)

Southwest Gas Corp.

3,470

(103,163)

tw telecom, Inc.*

2,410

(38,632)

Black Hills Corp.

3,480

(111,569)

Global Crossing*

2,200

(39,468)

South Jersey Industries, Inc.

3,010

(112,454)

Fairpoint Communications, Inc.

6,200

(44,702)

Idacorp, Inc.

4,040

(116,716)

Total Telecommunication Services

(375,158)

Avista Corp.

5,460

(117,172)

CONSUMER STAPLES (1.4)%

ITC Holdings Corp.

2,340

(119,597)

MGP Ingredients

70

(406)

Northwest Natural Gas Co.

2,620

(121,201)

Lance, Inc.

60

(1,126)

Westar Energy, Inc.

6,430

(138,309)

Spartan Stores, Inc.

70

(1,610)

Total Utilities

(1,704,099)

Pricesmart, Inc.

240

(4,747)

MATERIALS (2.9)%

Universal Corp.

140

(6,331)

US Concrete, Inc.*

1,540

(7,330)

Pantry, Inc.*

770

(8,208)

Ferro Corp.

450

(8,442)

Central Garden and Pet*

3,010

(12,341)

Worthington Industries, Inc.

430

(8,815)

Longs Drug Stores Corp.

300

(12,633)

Universal Stainless & Alloy*

310

(11,482)

Flowers Foods, Inc.

510

(14,453)

Headwaters, Inc.*

1,140

(13,418)

Nu Skin Enterprises, Inc.

1,100

(16,412)

Innospec, Inc.

750

(14,115)

Pilgrim’s Pride Corp.

1,530

(19,875)

GenTek*

550

(14,789)

Prestige Brands Holdings, Inc.*

2,010

(21,427)

Buckeye Technologies, Inc.*

1,850

(15,651)

American Oriental

Brush Engineered Materials, Inc.*

650

(15,873)

Bioengineering, Inc.*

2,880

(28,426)

Greif, Inc. — Class A

250

(16,008)

Alico, Inc.

860

(29,808)

Spartech Corp.

1,710

(16,125)

36

|

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

June 30, 2008

INVERSE RUSSELL 2000® 2x STRATEGY FUND

MARKET

MARKET

SHARES

VALUE

SHARES

VALUE

Innophos Holdings, Inc.

550

$

(17,573)

Atlas America, Inc.

640

$

(28,832)

Rock-Tenn Co. — Class A

630

(18,894)

T-3 Energy Services*

380

(30,199)

Olympic Steel, Inc.

260

(19,739)

Approach Resources, Inc.*

1,190

(31,880)

NL Industries, Inc.

2,250

(21,443)

Superior Well Services, Inc.*

1,020

(32,344)

AM Castle & Co.

750

(21,458)

Parallel Petroleum Corp.*

1,750

(35,227)

Horsehead Holding Corp.*

1,780

(21,645)

OYO Geospace Corp.*

620

(36,543)

OM Group, Inc.*

820

(26,888)

Petroleum Development Corp.*

550

(36,569)

Koppers Holdings, Inc.

700

(29,309)

Rex Energy Corp.*

1,420

(37,488)

Esmark, Inc.*

1,550

(29,636)

ATP Oil & Gas Corp.*

1,100

(43,417)

Minerals Technologies, Inc.

470

(29,887)

Callon Petroleum Co.*

1,700

(46,512)

AMCOL International Corp.

1,120

(31,875)

Oilsands Quest, Inc.*

7,220

(46,930)

Mercer International*

4,570

(34,184)

FX Energy, Inc.*

8,920

(47,008)

NewMarket Corp.

540

(35,764)

Lufkin Industries, Inc.

630

(52,466)

Sensient Technologies Corp.

1,400

(39,424)

Venoco, Inc.*

2,280

(52,919)

Coeur d’Alene Mines Corp.*

14,730

(42,717)

RPC, Inc.

3,170

(53,256)

Olin Corp.

1,890

(49,480)

Ship Finance International

1,820

(53,745)

Valhi, Inc.

1,930

(52,593)

Cal Dive International, Inc.*

3,860

(55,159)

Arch Chemicals, Inc.

1,590

(52,709)

Golar LNG

3,710

(57,468)

Haynes International, Inc.*

970

(55,824)

Bristow Group, Inc.*

1,200

(59,388)

Rockwood Holdings, Inc.*

1,610

(56,028)

Clean Energy Fuels Corp.*

5,250

(60,323)

Texas Industries, Inc.

1,030

(57,814)

Gulfmark Offshore, Inc.*

1,040

(60,507)

RTI International Metals, Inc.*

1,720

(61,266)

Petroquest Energy, Inc.*

2,250

(60,525)

Zep, Inc.

5,080

(75,590)

Concho Resources*

1,660

(61,918)

Hecla Mining Co.*

9,390

(86,951)

EXCO Resources, Inc.*

1,720

(63,485)

Deltic Timber Corp.

1,730

(92,572)

Parker Drilling Co.*

6,520

(65,265)

HB Fuller Co.

4,200

(94,248)

Brigham Exploration Co.*

4,330

(68,544)

Aptargroup, Inc.

2,380

(99,841)

Bill Barrett Corp.*

1,200

(71,292)

Royal Gold, Inc.

3,370

(105,683)

Carrizo Oil & Gas, Inc.*

1,110

(75,580)

Hercules, Inc.

6,420

(108,691)

Grey Wolf, Inc.*

8,410

(75,942)

Compass Minerals

Arena Resources, Inc.*

1,550

(81,871)

International, Inc.

1,370

(110,367)

Contango Oil & Gas*

900

(83,628)

Silgan Holdings, Inc.

2,210

(112,135)

NATCO Group, Inc. — Class A*

1,620

(88,339)

Schnitzer Steel Industries,

Stone Energy Corp.*

1,360

(89,638)

Inc. — Class A

1,030

(118,038)

IHS, Inc.*

1,380

(96,048)

WR Grace & Co.*

5,160

(121,208)

Mariner Energy, Inc.*

2,910

(107,583)

Century Aluminum Co.*

2,120

(140,959)

Berry Petroleum Co.

1,830

(107,750)

Terra Industries

3,760

(185,556)

Penn Virginia Corp.

1,480

(111,622)

CF Industries Holdings, Inc.

2,220

(339,216)

Oil States International, Inc.*

1,810

(114,826)

Total Materials

(2,739,253)

CARBO Ceramics, Inc.

2,200

(128,370)

ENERGY (5.1)%

Atwood Oceanics, Inc.*

1,070

(133,044)

Vaalco Energy, Inc.*

170

(1,440)

ION Geophysical Corp.*

7,640

(133,318)

Gulfport Energy Corp.*

100

(1,647)

Dril-Quip, Inc.*

2,270

(143,010)

Hornbeck Offshore Services, Inc.*

90

(5,086)

Whiting Petroleum Corp.*

1,550

(164,424)

GeoMet, Inc.*

710

(6,731)

Comstock Resources, Inc.*

1,970

(166,327)

Delek US Holdings

840

(7,736)

Exterran Holdings, Inc.*

2,470

(176,580)

Newpark Resources, Inc.*

1,470

(11,554)

W-H Energy Services, Inc.*

1,900

(181,906)

Edge Petroleum Corp.*

2,410

(12,990)

Hercules Offshore, Inc.*

5,400

(205,308)

Matrix Service Co.*

610

(14,067)

Alpha Natural Resources, Inc.*

2,880

(300,355)

Bronco Drilling Co., Inc.*

910

(16,726)

PetroHawk Energy Corp.*

9,420

(436,240)

APCO Argentina, Inc.

590

(17,080)

Total Energy

(4,759,866)

World Fuel Services Corp.

920

(20,185)

CONSUMER DISCRETIONARY (5.2)%

TXCO Resources, Inc.*

1,780

(20,933)

Hooker Furniture Corp.

20

(346)

Clayton Williams Energy, Inc.*

200

(21,990)

Martha Stewart Living

Energy Partners Ltd.*

1,690

(25,215)

Omnimedia — Class A*

60

(444)

Dawson Geophysical Co.*

430

(25,568)

99 Cents Only Stores*

140

(924)

See Notes to Financial Statements.

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

|

37

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

June 30, 2008

INVERSE RUSSELL 2000® 2x STRATEGY FUND

MARKET

MARKET

SHARES

VALUE

SHARES

VALUE

Dover Downs Gaming &

Gaiam, Inc.*

920

$

(12,429)

Entertainment, Inc.

150

$

(963)

Standard Motor Products

1,550

(12,648)

Spartan Motors, Inc.

180

(1,345)

Big 5 Sporting Goods Corp.

1,730

(13,096)

Skechers U.S.A., Inc. — Class A*

70

(1,383)

Oxford Industries, Inc.

690

(13,213)

Sinclair Broadcast Group,

Eddie Bauer Holdings, Inc.*

3,210

(13,321)

Inc. — Class A

190

(1,444)

Ambassadors Group, Inc.

910

(13,577)

Great Wolf Resorts, Inc.*

380

(1,661)

Orbitz Worldwide, Inc.*

2,800

(14,028)

MTR Gaming Group, Inc.*

380

(1,813)

Shoe Carnival*

1,190

(14,030)

Red Robin Gourmet Burgers, Inc.*

70

(1,942)

Libbey, Inc.

1,920

(14,285)

FTD Group, Inc.

170

(2,266)

Denny’s Corp.*

5,050

(14,342)

Build-A-Bear Workshop, Inc.*

350

(2,544)

Lin TV Corp.*

2,410

(14,364)

Stein Mart

570

(2,571)

Citi Trends, Inc.*

660

(14,956)

Christopher & Banks Corp.

380

(2,584)

American Greetings

California Pizza Kitchen, Inc.*

260

(2,909)

Corp. — Class A

1,220

(15,055)

Champion Enterprises, Inc.*

540

(3,159)

Lithia Motors

3,230

(15,892)

MarineMax, Inc.*

510

(3,657)

Monaco Coach Corp.

5,340

(16,234)

Tuesday Morning Corp.*

1,030

(4,233)

Asbury Automotive Group, Inc.

1,270

(16,319)

Multimedia Games, Inc.*

980

(4,332)

Arctic Cat, Inc.

2,130

(16,720)

Morton’s Restaurant Group*

660

(4,541)

Leapfrog Enterprises, Inc.*

2,030

(16,890)

Midas*

350

(4,725)

Monarch Casino & Resort*

1,440

(16,992)

Casual Male Retail Group, Inc.*

1,680

(5,124)

AFC Enterprises*

2,130

(17,019)

Blyth, Inc.

430

(5,173)

AC Moore Arts & Crafts, Inc.*

2,420

(17,061)

Gray Television, Inc.

1,810

(5,195)

Steak N Shake Co.*

2,710

(17,154)

BJ’s Restaurants, Inc.*

580

(5,643)

Sturm Ruger &*

2,470

(17,438)

CPI Corp.

320

(5,994)

Ruby Tuesday, Inc.

3,280

(17,712)

New York & Co.*

680

(6,208)

Global Sources Ltd.*

1,200

(18,216)

Callaway Golf Co.

530

(6,270)

Maidenform Brands*

1,370

(18,495)

AH Belo Corp. — Class A*

1,200

(6,840)

Modine Manufacturing Co.

1,560

(19,297)

Audiovox Corp. — Class A*

700

(6,874)

Wet Seal, Inc.*

4,070

(19,414)

Retail Ventures, Inc.*

1,540

(7,084)

Jo-Ann Stores, Inc.*

870

(20,036)

Volcom, Inc.*

300

(7,179)

Pier 1 Imports, Inc.*

5,900

(20,296)

hhgregg, Inc.*

720

(7,200)

Pinnacle Entertainment, Inc.*

1,960

(20,560)

HOT Topic, Inc.*

1,360

(7,358)

Lodgian, Inc.*

2,670

(20,906)

Papa John’s International, Inc.*

290

(7,711)

Triarc Cos.

3,310

(20,952)

Monro Muffler, Inc.

520

(8,055)

Movado Group

1,060

(20,988)

American Axle & Manufacturing

Finish Line — Class A*

2,440

(21,228)

Holdings, Inc.

1,010

(8,070)

Buffalo Wild Wings, Inc.*

860

(21,354)

West Marine*

2,080

(8,528)

Hayes Lemmerz International,

Valassis Communications, Inc.*

690

(8,639)

Inc.*

7,520

(21,357)

Entercom Communications

Visteon Corp.*

8,170

(21,487)

Corp. — Class A

1,240

(8,705)

Tween Brands, Inc.*

1,320

(21,727)

FGX International Holdings Ltd.*

1,150

(9,246)

Bluegreen Corp.*

3,610

(21,840)

Systemax, Inc.

540

(9,531)

Drew Industries*

1,410

(22,489)

Ulta Salon Cosmetics &

Pre-Paid Legal Services*

560

(22,747)

Fragrance*

870

(9,779)

Nexstar Broadcasting Group*

5,640

(23,068)

Isle of Capri Casinos, Inc.*

2,110

(10,107)

ArvinMeritor, Inc.

1,950

(24,336)

Coinstar, Inc.*

310

(10,140)

Charming Shoppes, Inc.*

5,340

(24,511)

Lakes Entertainment, Inc.*

1,660

(10,923)

Jack in the Box, Inc.*

1,100

(24,651)

Arbitron, Inc.

230

(10,925)

Journal Communications,

Ruth’s Chris Steak House*

2,140

(11,085)

Inc. — Class A

5,120

(24,678)

Stage Stores, Inc.

950

(11,086)

Cooper Tire & Rubber Co.

3,170

(24,853)

Valuevision Media*

3,130

(11,174)

Brown Shoe Co., Inc.

1,860

(25,203)

Tenneco, Inc.*

890

(12,042)

Amerigon, Inc.*

3,590

(25,525)

Books-A-Million, Inc.

1,580

(12,103)

Primedia, Inc.

5,550

(25,863)

Lodgenet Entertainment Corp.*

2,470

(12,128)

Group 1 Automotive, Inc.

1,350

(26,824)

38

|

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

June 30, 2008

INVERSE RUSSELL 2000® 2x STRATEGY FUND

MARKET

MARKET

SHARES

VALUE

SHARES

VALUE

Shutterfly, Inc.*

2,210

$

(26,984)

Regis Corp.

2,140

$

(56,389)

CSK Auto Corp.*

2,630

(27,562)

Rent-A-Center, Inc.*

2,850

(58,624)

Steven Madden Ltd.*

1,510

(27,754)

Weyco Group

2,260

(59,958)

Dress Barn, Inc.*

2,120

(28,366)

Jakks Pacific, Inc.*

2,860

(62,491)

Capella Education Co.*

480

(28,632)

Cinemark Holdings, Inc.

4,870

(63,602)

Jackson Hewitt Tax Service, Inc.

2,370

(28,961)

Bally Technologies, Inc.*

2,020

(68,276)

RC2 Corp.*

1,600

(29,696)

Aeropostale, Inc.*

2,280

(71,432)

Live Nation, Inc.*

2,870

(30,365)

Sonic Corp.*

5,040

(74,592)

CEC Entertainment, Inc.*

1,090

(30,531)

LKQ Corp.*

4,600

(83,122)

PEP Boys-Manny Moe & Jack

3,540

(30,869)

Tupperware Brands Corp.

2,440

(83,497)

Helen of Troy Ltd.*

1,930

(31,112)

Deckers Outdoor Corp.*

660

(91,872)

Cato Corp.

2,190

(31,186)

Sotheby’s

3,590

(94,668)

Fred’s, Inc.

2,780

(31,247)

Chipotle Mexican Grill, Inc.*

1,350

(101,736)

Fisher Communications*

940

(32,374)

Stewart Enterprises, Inc. —

Hibbett Sports, Inc.*

1,550

(32,705)

Class A

14,140

(101,808)

Pacific Sunwear Of California*

3,930

(33,523)

Warnaco Group, Inc.*

2,380

(104,887)

Lear Corp.*

2,380

(33,748)

DeVry, Inc.

2,400

(128,688)

ATC Technology Corp.*

1,450

(33,756)

Marvel Entertainment, Inc.*

4,060

(130,488)

RCN Corp.*

3,210

(34,604)

Strayer Education, Inc.

680

(142,168)

CKE Restaurants, Inc.

2,820

(35,165)

Total Consumer Discretionary

(4,870,883)

Flagstone Reinsurance Holdings

HEALTH CARE (5.5)%

Ltd.

3,010

(35,488)

Celera Corp.*

70

(795)

Men’s Wearhouse, Inc.

2,200

(35,838)

American Dental Partners, Inc.*

270

(3,205)

Speedway Motorsports, Inc.

1,760

(35,869)

KV Pharmaceutical Co. —

CBRL Group, Inc.

1,470

(36,030)

Class A*

170

(3,286)

WMS Industries, Inc.*

1,230

(36,617)

NxStage Medical, Inc.*

890

(3,418)

Collective Brands, Inc.*

3,150

(36,634)

Vanda Pharmaceuticals, Inc.*

1,090

(3,586)

Gymboree Corp.*

930

(37,265)

Owens & Minor, Inc.

90

(4,112)

Bebe Stores, Inc.

4,040

(38,824)

Skilled Healthcare Group —

Quiksilver, Inc.*

3,980

(39,084)

Class A*

470

(6,307)

Matthews International

Gentiva Health Services, Inc.*

370

(7,048)

Corp. — Class A

880

(39,829)

BioMimetic Therapeutics, Inc.*

800

(9,536)

Mediacom Communications

AMERIGROUP Corp.*

470

(9,776)

Corp. — Class A*

7,490

(39,997)

Accuray, Inc.*

1,350

(9,841)

Fossil, Inc.*

1,380

(40,117)

Senomyx, Inc.*

2,070

(10,205)

Universal Electronics, Inc.*

1,920

(40,128)

Parexel International Corp.*

400

(10,524)

Corinthian Colleges, Inc.*

3,550

(41,215)

Assisted Living Concepts, Inc. —

Dolan Media Co.*

2,270

(41,314)

Class A*

1,940

(10,670)

Aaron Rents, Inc.

1,880

(41,980)

Spectranetics Corp.*

1,100

(10,846)

Sally Beauty Holdings, Inc.*

6,500

(41,990)

Molina Healthcare, Inc.*

450

(10,953)

Morningstar, Inc.*

600

(43,218)

Emeritus Corp.*

800

(11,696)

Universal Technical Institute, Inc.*

3,500

(43,610)

Emergency Medical Services

Morgans Hotel Group Co.*

4,250

(43,775)

Corp. — Class A*

520

(11,768)

Gaylord Entertainment Co.*

1,860

(44,566)

Res-Care, Inc.*

720

(12,802)

Timberland Co. — Class A*

2,730

(44,635)

Meridian Bioscience, Inc.

490

(13,191)

Steiner Leisure Ltd.*

1,620

(45,927)

West Pharmaceutical Services,

Belo Corp. — Class A

6,310

(46,126)

Inc.

310

(13,417)

Wolverine World Wide, Inc.

1,740

(46,406)

TranS1*

900

(13,563)

Exide Technologies*

2,790

(46,760)

Medcath Corp.*

770

(13,845)

Carter’s, Inc.*

3,390

(46,850)

Phase Forward, Inc.*

800

(14,376)

Domino’s Pizza, Inc.*

4,210

(48,415)

Nanosphere*

2,010

(15,799)

Childrens Place Retail Stores, Inc.*

1,350

(48,735)

RehabCare Group*

1,030

(16,511)

K-Swiss, Inc. — Class A

3,320

(48,804)

Cambrex Corp.*

2,920

(17,140)

National CineMedia, Inc.

4,850

(51,701)

Invacare Corp.

850

(17,374)

J Crew Group, Inc.*

1,700

(56,117)

See Notes to Financial Statements.

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

|

39

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

June 30, 2008

INVERSE RUSSELL 2000® 2x STRATEGY FUND

MARKET

MARKET

SHARES

VALUE

SHARES

VALUE

Nektar Therapeutics*

5,250

$

(17,587)

Affymetrix, Inc.*

3,540

$

(36,427)

Omrix Biopharmaceuticals, Inc.*

1,120

(17,629)

Orexigen Therapeutics, Inc.*

4,620

(36,452)

Nabi Biopharmaceuticals*

4,520

(17,809)

MAP Pharmaceuticals*

3,580

(36,981)

Bio-Reference Labs, Inc.*

800

(17,848)

Quidel Corp.*

2,340

(38,657)

HMS Holdings Corp.*

850

(18,249)

STERIS Corp.

1,410

(40,552)

Acadia Pharmaceuticals, Inc.*

4,980

(18,376)

Regeneron Pharmaceuticals,

Palomar Medical Technologies,

Inc.*

2,820

(40,721)

Inc.*

1,850

(18,463)

Affymax, Inc.*

2,560

(40,730)

Omnicell, Inc.*

1,460

(19,243)

ICU Medical, Inc.*

1,790

(40,955)

Metabolix, Inc.*

1,970

(19,306)

CV Therapeutics, Inc.*

5,110

(42,055)

Noven Pharmaceuticals, Inc.*

1,820

(19,456)

Micrus Endovascular Corp.*

3,000

(42,060)

Tercica*

2,240

(19,779)

Exelixis, Inc.*

8,430

(42,150)

Dionex Corp.*

300

(19,911)

Myriad Genetics, Inc.*

930

(42,334)

Orthofix International NV*

710

(20,554)

Insulet Corp.*

2,730

(42,943)

Healthspring, Inc.*

1,240

(20,931)

Zymogenetics, Inc.*

5,120

(43,110)

Air Methods Corp.*

840

(21,000)

Halozyme Therapeutics*

8,130

(43,739)

Triple-S Management

OSI Pharmaceuticals, Inc.*

1,070

(44,212)

Corp. — Class B*

1,290

(21,091)

American Medical Systems

Greatbatch, Inc.*

1,220

(21,106)

Holdings, Inc.*

3,020

(45,149)

Animal Health International*

3,500

(21,805)

Centene Corp.*

2,720

(45,669)

Magellan Health Services, Inc.*

590

(21,848)

Healthways, Inc.*

1,550

(45,880)

Viropharma, Inc.*

2,050

(22,673)

Auxilium Pharmaceuticals, Inc.*

1,410

(47,404)

Par Pharmaceutical Cos., Inc.*

1,400

(22,722)

Sunrise Senior Living, Inc.*

2,120

(47,658)

Neurocrine Biosciences, Inc.*

5,740

(24,051)

Rigel Pharmaceuticals, Inc.*

2,110

(47,813)

I-Flow Corp.*

2,430

(24,664)

Landauer, Inc.

880

(49,491)

Biodel, Inc.*

1,910

(24,830)

Incyte Corp.*

6,660

(50,683)

Align Technology, Inc.*

2,370

(24,861)

Alpharma, Inc. — Class A*

2,250

(50,693)

Apria Healthcare Group, Inc.*

1,290

(25,013)

Arena Pharmaceuticals, Inc.*

9,790

(50,810)

ev3, Inc.*

2,770

(26,260)

Trizetto Group, Inc.*

2,390

(51,098)

Masimo Corp.*

770

(26,449)

Kensey Nash Corp.*

1,640

(52,562)

Psychiatric Solutions, Inc.*

700

(26,488)

PharMerica Corp.*

2,400

(54,216)

Abaxis, Inc.*

1,120

(27,026)

Alexza Pharmaceuticals, Inc.*

13,830

(54,490)

Volcano Corp.*

2,300

(28,060)

Thoratec Corp.*

3,170

(55,126)

Enzo Biochem, Inc.*

2,520

(28,274)

Alkermes, Inc.*

4,570

(56,485)

MedAssets, Inc.*

1,670

(28,473)

Allos Therapeutics, Inc.*

8,190

(56,593)

LHC Group, Inc.*

1,260

(29,295)

NuVasive, Inc.*

1,300

(58,058)

TomoTherapy, Inc.*

3,290

(29,380)

Wright Medical Group, Inc.*

2,100

(59,661)

Bio-Rad Laboratories,

Human Genome Sciences, Inc.*

11,680

(60,853)

Inc. — Class A*

370

(29,929)

AMAG Pharmaceuticals, Inc.*

1,840

(62,744)

Progenics Pharmaceuticals, Inc.*

1,890

(29,994)

XenoPort, Inc.*

1,610

(62,838)

inVentiv Health, Inc.*

1,080

(30,013)

United Therapeutics Corp.*

650

(63,538)

Universal American Financial

Abiomed, Inc.*

3,590

(63,723)

Corp.*

2,960

(30,251)

Kindred Healthcare, Inc.*

2,250

(64,710)

Medarex, Inc.*

4,600

(30,406)

Cepheid, Inc.*

2,370

(66,644)

Cadence Pharmaceuticals, Inc.*

5,220

(31,790)

Immucor, Inc.*

2,750

(71,170)

Chemed Corp.

870

(31,851)

Perrigo Co.

2,530

(80,378)

Maxygen*

9,450

(32,036)

Pain Therapeutics, Inc.*

10,320

(81,528)

Cyberonics, Inc.*

1,480

(32,116)

Seattle Genetics, Inc.*

9,840

(83,246)

Idenix Pharmaceuticals*

4,600

(33,442)

PSS World Medical, Inc.*

5,110

(83,293)

Array Biopharma, Inc.*

7,230

(33,981)

Haemonetics Corp.*

1,700

(94,282)

Enzon Pharmaceuticals, Inc.*

4,850

(34,532)

Onyx Pharmaceuticals, Inc.*

2,800

(99,680)

Bruker BioSciences Corp.*

2,720

(34,952)

Varian, Inc.*

1,980

(101,099)

Allscripts Healthcare

BioMarin Pharmaceuticals, Inc.*

3,810

(110,414)

Solutions, Inc.*

2,850

(35,369)

40

|

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

June 30, 2008

INVERSE RUSSELL 2000® 2x STRATEGY FUND

MARKET

MARKET

SHARES

VALUE

SHARES

VALUE

Valeant Pharmaceuticals

Trimas Corp.*

2,350

$

(14,076)

International*

7,240

$

(123,876)

TransDigm Group, Inc.*

430

(14,444)

Alexion Pharmaceuticals, Inc.*

1,780

(129,050)

Teledyne Technologies, Inc.*

300

(14,637)

Acorda Therapeutics, Inc.*

4,500

(147,735)

Ennis

940

(14,711)

Hologic, Inc.*

6,860

(149,548)

Dollar Thrifty Automotive Group*

1,590

(15,025)

Illumina, Inc.*

2,560

(223,002)

Tecumseh Products

Total Health Care

(5,183,730)

Co. — Class A*

470

(15,407)

INDUSTRIALS (7.8)%

Stanley, Inc.*

460

(15,419)

Pinnacle Airlines Corp.*

170

(537)

Astec Industries, Inc.*

490

(15,749)

Acacia Research - Acacia

Hexcel Corp.*

830

(16,019)

Technologies*

140

(627)

Textainer Group Holdings Ltd.

830

(16,210)

Pacer International, Inc.

70

(1,506)

Hardinge

1,240

(16,331)

Barrett Business Services, Inc.

190

(2,248)

Ultrapetrol Bahamas*

1,310

(16,519)

Beacon Roofing Supply, Inc.*

280

(2,971)

Mcgrath Rentcorp

680

(16,721)

PGT, Inc.*

920

(3,165)

Powell Industries, Inc.*

340

(17,139)

Sun Hydraulics Corp.

100

(3,227)

Twin Disc

830

(17,372)

INSTEEL INDUSTRIES, Inc.

190

(3,479)

LB Foster Co. — Class A*

560

(18,592)

ICT Group, Inc.*

430

(3,526)

Pike Electric Corp.*

1,150

(19,102)

American Railcar Industries

220

(3,692)

NACCO Industries

260

(19,331)

Universal Truckload Services*

170

(3,743)

Gehl*

1,320

(19,523)

Accuride Corp.*

1,030

(4,377)

Kforce, Inc.*

2,310

(19,612)

Superior Essex, Inc.*

100

(4,463)

Standard Register Co.

2,120

(19,992)

Orbital Sciences Corp.*

230

(5,419)

II-VI, Inc.*

580

(20,254)

TurboChef Technologies, Inc.*

1,240

(5,927)

Knoll, Inc.

1,760

(21,384)

Great Lakes Dredge & Dock

Integrated Electrical Services*

1,260

(21,672)

Corp. Co.

1,120

(6,843)

Old Dominion Freight Line, Inc.*

740

(22,215)

Eagle Bulk Shipping, Inc.

250

(7,392)

Belden, Inc.

670

(22,700)

American Reprographics Co.*

450

(7,492)

CRA International, Inc.*

630

(22,775)

Commercial Vehicle Group, Inc.*

810

(7,573)

Triumph Group, Inc.

490

(23,079)

Mueller Industries, Inc.

250

(8,050)

Apogee Enterprises, Inc.

1,440

(23,270)

Compx International, Inc.

1,500

(8,700)

LECG Corp.*

2,690

(23,511)

EnergySolutions

390

(8,716)

Actuant Corp. — Class A

750

(23,513)

G&K Services, Inc. — Class A

290

(8,833)

Consolidated Graphics, Inc.*

480

(23,650)

Cenveo, Inc.*

960

(9,379)

American Commercial Lines, Inc.*

2,200

(24,046)

Patriot Transportation

Dynamic Materials Corp.

740

(24,383)

Holding, Inc.*

120

(9,600)

Dycom Industries, Inc.*

1,690

(24,539)

Lawson Products, Inc.

390

(9,664)

DynCorp International,

Viad Corp.

380

(9,800)

Inc. — Class A*

1,720

(26,058)

GenCorp, Inc.*

1,420

(10,167)

Ampco-Pittsburgh Corp.

590

(26,243)

AAR Corp.*

790

(10,689)

Vicor Corp.

2,640

(26,347)

Marten Transport*

670

(10,700)

Moog, Inc.*

710

(26,440)

LSI Industries, Inc.

1,360

(11,043)

Park-Ohio Holdings Corp.*

1,800

(26,568)

PeopleSupport, Inc.*

1,360

(11,560)

Watson Wyatt Worldwide,

Hudson Highland Group*

1,110

(11,622)

Inc. — Class A

510

(26,974)

Insituform Technologies,

CoStar Group, Inc.*

620

(27,559)

Inc. — Class A*

770

(11,727)

Kaman Corp.

1,220

(27,767)

Standard Parking Corp.*

650

(11,830)

Arkansas Best Corp.

770

(28,213)

Griffon Corp.*

1,370

(12,001)

Kelly Services

1,480

(28,608)

Acuity Brands, Inc.

250

(12,020)

Tredegar Corp.

1,960

(28,812)

Saia*

1,110

(12,121)

Multi-Color Corp.

1,380

(28,966)

Miller Industries*

1,240

(12,350)

Casella Waste Systems,

COMSYS IT Partners*

1,370

(12,494)

Inc. — Class A*

2,480

(30,231)

H&E Equipment Services, Inc.*

1,100

(13,222)

Seaboard Corp.

20

(31,020)

Ladish Co., Inc.*

670

(13,795)

Interface, Inc. — Class A

2,480

(31,074)

Team*

910

(31,231)

See Notes to Financial Statements.

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

|

41

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

June 30, 2008

INVERSE RUSSELL 2000® 2x STRATEGY FUND

MARKET

MARKET

SHARES

VALUE

SHARES

VALUE

Mobile Mini, Inc.*

1,660

$

(33,200)

Albany International

TrueBlue, Inc.*

2,560

(33,818)

Corp. — Class A

2,210

$

(64,090)

Courier Corp.

1,690

(33,935)

Herman Miller, Inc.

2,600

(64,714)

Wabtec Corp.

710

(34,520)

Barnes Group, Inc.

2,810

(64,883)

Duff & Phelps Corp.*

2,130

(35,273)

AZZ, Inc.*

1,640

(65,436)

Exponent*

1,130

(35,493)

Tetra Tech, Inc.*

2,990

(67,634)

EMCOR Group, Inc.*

1,260

(35,948)

EnerSys*

2,020

(69,145)

Nordson Corp.

510

(37,174)

Geo Group, Inc.*

3,210

(72,225)

NCI Building Systems, Inc.*

1,020

(37,465)

Quanex Building Products Corp.

4,950

(73,557)

Hurco Cos.*

1,220

(37,686)

Atlas Air Worldwide

GeoEye*

2,140

(37,899)

Holdings, Inc.*

1,520

(75,179)

Titan International, Inc.

1,070

(38,113)

RBC Bearings, Inc.*

2,310

(76,969)

Heidrick & Struggles International,

Blount International, Inc.*

6,630

(76,974)

Inc.

1,380

(38,143)

Robbins & Myers, Inc.

1,580

(78,795)

Forward Air Corp.

1,110

(38,406)

Werner Enterprises, Inc.

4,280

(79,522)

Briggs & Stratton Corp.

3,030

(38,420)

Aecom Technology Corp.*

2,480

(80,674)

Rush Enterprises, Inc. — Class A*

3,270

(39,273)

Northwest Pipe Co.*

1,450

(80,910)

Healthcare Services Group

2,610

(39,698)

Baldor Electric Co.

2,370

(82,903)

ACCO Brands Corp.*

3,560

(39,979)

Aerovironment, Inc.*

3,070

(83,443)

Cascade Corp.

950

(40,204)

Rollins, Inc.

5,770

(85,511)

Administaff, Inc.

1,460

(40,719)

Advisory Board Co.*

2,240

(88,099)

Skywest, Inc.

3,220

(40,733)

CIRCOR International, Inc.

1,980

(97,000)

Ameron International Corp.

340

(40,793)

Genesee & Wyoming,

Amerco, Inc.*

860

(41,005)

Inc. — Class A*

2,990

(101,720)

Badger Meter, Inc.

830

(41,940)

Heartland Express, Inc.

6,870

(102,432)

IKON Office Solutions, Inc.

3,720

(41,962)

Brady Corp. — Class A

3,020

(104,281)

Korn/Ferry International, Inc.*

2,700

(42,471)

Mine Safety Appliances Co.

2,820

(112,772)

Dynamex*

1,600

(42,896)

Kaydon Corp.

2,300

(118,243)

Perini Corp.*

1,310

(43,296)

Otter Tail Corp.

3,060

(118,820)

ESCO Technologies, Inc.*

950

(44,574)

Clarcor, Inc.

3,630

(127,413)

Huron Consulting Group, Inc.*

990

(44,887)

Waste Connections, Inc.*

4,180

(133,467)

Deluxe Corp.

2,530

(45,085)

Woodward Governor Co.

4,140

(147,632)

Chart Industries, Inc.*

930

(45,235)

FTI Consulting, Inc.*

2,210

(151,297)

Heico Corp.

1,400

(45,556)

GrafTech International Ltd.*

6,830

(183,249)

Layne Christensen Co.*

1,060

(46,417)

Bucyrus International,

Titan Machinery, Inc.*

1,490

(46,667)

Inc. — Class A

3,090

(225,632)

EnPro Industries, Inc.*

1,250

(46,675)

Walter Industries, Inc.

2,310

(251,259)

Arlington Tankers Ltd.

2,020

(46,904)

Total Industrials

(7,326,968)

AO Smith Corp.

1,490

(48,917)

INFORMATION TECHNOLOGY (7.9)%

Ceradyne, Inc.*

1,450

(49,735)

Euronet Worldwide, Inc.*

50

(845)

Granite Construction, Inc.

1,580

(49,817)

Intevac, Inc.*

100

(1,128)

Cubic Corp.

2,240

(49,907)

Guidance Software, Inc.*

130

(1,241)

Resources Connection, Inc.

2,710

(55,149)

Jack Henry & Associates, Inc.

60

(1,298)

Navigant Consulting, Inc.*

2,830

(55,355)

Brightpoint, Inc.*

200

(1,460)

HUB Group, Inc. — Class A*

1,640

(55,973)

Secure Computing Corp.*

370

(1,532)

Curtiss-Wright Corp.

1,280

(57,267)

Opnext, Inc.*

380

(2,044)

Interline Brands*

3,620

(57,667)

Switch & Data Facilities Co.*

130

(2,209)

FreightCar America, Inc.

1,680

(59,640)

Comtech Telecommunications

Alaska Air Group, Inc.*

3,920

(60,133)

Corp.*

50

(2,450)

Kimball International

7,390

(61,189)

VistaPrint Ltd.*

100

(2,676)

Cornell Cos., Inc.*

2,590

(62,445)

Smith Micro Software, Inc.*

490

(2,793)

Clean Harbors, Inc.*

880

(62,533)

Kulicke & Soffa Industries, Inc.*

390

(2,843)

Valmont Industries, Inc.

600

(62,574)

Symyx Technologies*

440

(3,071)

Tennant Co.

2,110

(63,448)

Volterra Semiconductor Corp.*

190

(3,279)

United Stationers, Inc.*

1,720

(63,554)

42

|

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

June 30, 2008

INVERSE RUSSELL 2000® 2x STRATEGY FUND

MARKET

MARKET

SHARES

VALUE

SHARES

VALUE

Adaptec, Inc.*

1,140

$

(3,648)

CSG Systems International, Inc.*

1,410

$

(15,538)

Zoran Corp.*

360

(4,212)

Travelzoo, Inc.*

1,820

(15,597)

Cavium Networks, Inc.*

220

(4,620)

Monolithic Power Systems, Inc.*

730

(15,783)

United Online, Inc.

480

(4,814)

Rudolph Technologies*

2,050

(15,785)

Rogers Corp.*

130

(4,887)

GSI Commerce, Inc.*

1,180

(16,083)

Extreme Networks, Inc.*

1,870

(5,311)

Ultimate Software Group, Inc.*

470

(16,746)

MIPS Technologies, Inc.*

1,420

(5,325)

AsiaInfo Holdings, Inc.*

1,420

(16,784)

Virtusa Corp.*

530

(5,369)

SiRF Technology Holdings, Inc.*

3,950

(17,064)

Microtune, Inc.*

1,560

(5,398)

Vasco Data Security International,

Move, Inc.*

2,490

(5,802)

Inc.*

1,650

(17,374)

Hypercom Corp.*

1,350

(5,940)

Epicor Software Corp.*

2,520

(17,413)

Advanced Analogic Technologies,

Lattice Semiconductor Corp.*

5,570

(17,434)

Inc.*

1,450

(5,988)

Compellent Technologies*

1,540

(17,464)

Micrel, Inc.

800

(7,320)

MicroStrategy, Inc. — Class A*

270

(17,483)

Pericom Semiconductor Corp.*

510

(7,568)

Techwell, Inc.*

1,460

(17,987)

Symmetricom, Inc.*

2,040

(7,834)

Newport Corp.*

1,580

(17,996)

BigBand Networks, Inc.*

1,730

(8,183)

Kemet Corp.*

5,600

(18,144)

CMGI, Inc.*

800

(8,480)

Blue Coat Systems, Inc.*

1,290

(18,202)

Plexus Corp.*

310

(8,581)

Mercury Computer Systems*

2,440

(18,373)

3PAR*

1,130

(8,859)

Net 1 UEPS Technologies, Inc.*

770

(18,711)

Gevity HR

1,670

(8,985)

Entropic Communications, Inc.*

3,940

(18,715)

Synchronoss Technologies, Inc.*

1,070

(9,662)

Ixia*

2,740

(19,043)

Vignette Corp.*

820

(9,840)

FARO Technologies, Inc.*

760

(19,129)

Perficient, Inc.*

1,040

(10,046)

Cybersource Corp.*

1,170

(19,574)

Starent Networks Corp.*

810

(10,190)

Novatel Wireless, Inc.*

1,770

(19,700)

PDF Solutions, Inc.*

1,720

(10,234)

Taleo Corp.*

1,020

(19,982)

Double-Take Software, Inc.*

750

(10,305)

Kenexa Corp.*

1,100

(20,724)

Cray, Inc.*

2,240

(10,394)

Digi International, Inc.*

2,650

(20,803)

FalconStor Software, Inc.*

1,470

(10,408)

Bottomline Technologies, Inc.*

2,140

(20,822)

Ciber*

1,690

(10,495)

Chordiant Software, Inc.*

4,220

(21,100)

Global Cash Access Holdings,

Netgear, Inc.*

1,570

(21,760)

Inc.*

1,550

(10,633)

SPSS, Inc.*

600

(21,822)

Technitrol, Inc.

630

(10,704)

Art Technology Group, Inc.*

6,820

(21,824)

Optium Corp.*

1,510

(10,993)

SAVVIS, Inc.*

1,710

(22,076)

Actuate Corp.*

2,890

(11,300)

JDA Software Group, Inc.*

1,220

(22,082)

IPG Photonics Corp.*

610

(11,474)

Dice Holdings, Inc.*

2,710

(22,385)

Internap Network Services Corp.*

2,540

(11,887)

Sonic Solutions*

3,810

(22,708)

Asyst Technologies, Inc.*

3,330

(11,888)

Data Domain, Inc.*

990

(23,097)

Mattson Technology, Inc.*

2,520

(11,995)

Entegris, Inc.*

3,540

(23,187)

Trident Microsystems*

3,290

(12,008)

DealerTrack Holdings, Inc.*

1,660

(23,423)

Netezza Corp.*

1,060

(12,169)

Greenfield Online*

1,600

(23,872)

L-1 Identity Solutions, Inc.*

930

(12,388)

Exar Corp.*

3,170

(23,902)

TriQuint Semiconductor, Inc.*

2,060

(12,484)

PROS Holdings, Inc.*

2,140

(24,032)

MTS Systems Corp.

350

(12,558)

Imation Corp.

1,050

(24,066)

Unica Corp.*

1,590

(12,784)

TeleTech Holdings, Inc.*

1,230

(24,551)

Cognex Corp.

560

(12,908)

Nextwave Wireless, Inc.*

6,210

(25,088)

Interactive Intelligence, Inc.*

1,110

(12,920)

Littelfuse, Inc.*

810

(25,556)

comScore, Inc.*

600

(13,092)

Advanced Energy Industries, Inc.*

1,890

(25,893)

ShoreTel, Inc.*

3,030

(13,393)

Knot*

2,700

(26,406)

Infinera Corp.*

1,530

(13,495)

Deltek*

3,540

(26,833)

LoJack Corp.*

1,730

(13,771)

Powerwave Technologies, Inc.*

6,380

(27,115)

Immersion Corp.*

2,040

(13,892)

Hutchinson Technology, Inc.*

2,030

(27,283)

Smart Modular Technologies

Measurement Specialties, Inc.*

1,560

(27,440)

WWH, Inc.*

3,750

(14,362)

Electronics for Imaging*

1,930

(28,178)

Acme Packet, Inc.*

1,890

(14,666)

Supertex, Inc.*

1,210

(28,241)

See Notes to Financial Statements.

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

|

43

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

June 30, 2008

INVERSE RUSSELL 2000® 2x STRATEGY FUND

MARKET

MARKET

SHARES

VALUE

SHARES

VALUE

Mercadolibre, Inc.*

820

$

(28,282)

Anixter International, Inc.*

1,060

$

(63,059)

Commvault Systems, Inc.*

1,730

(28,787)

Solera Holdings*

2,360

(65,278)

Park Electrochemical Corp.

1,200

(29,172)

Emulex Corp.*

5,620

(65,473)

RightNow Technologies, Inc.*

2,270

(31,031)

Valueclick, Inc.*

4,360

(66,054)

Zygo Corp.*

3,290

(32,341)

Cymer, Inc.*

2,460

(66,125)

Renaissance Learning, Inc.

2,900

(32,509)

Sybase, Inc.*

2,270

(66,783)

STEC, Inc.*

3,190

(32,761)

Monotype Imaging Holdings*

5,530

(67,355)

FEI Co.*

1,490

(33,942)

Tekelec*

4,650

(68,402)

Tivo, Inc.*

5,550

(34,244)

Itron, Inc.*

700

(68,845)

Advent Software, Inc.*

950

(34,276)

Digital River, Inc.*

1,790

(69,058)

Stratasys, Inc.*

1,870

(34,520)

Excel Technology, Inc.*

3,140

(70,085)

Avocent Corp.*

1,890

(35,154)

Neutral Tandem*

4,030

(70,525)

TechTarget, Inc.*

3,330

(35,165)

Checkpoint Systems, Inc.*

3,400

(70,992)

Cirrus Logic, Inc.*

6,400

(35,584)

ArcSight, Inc.*

8,390

(73,832)

Cogent, Inc.*

3,240

(36,839)

Polycom, Inc.*

3,050

(74,298)

RF Micro Devices, Inc.*

12,870

(37,323)

SAIC, Inc.*

3,670

(76,373)

Omniture, Inc.*

2,020

(37,511)

Axcelis Technologies, Inc.*

15,950

(77,836)

NIC, Inc.

5,650

(38,590)

Ansoft Corp.*

2,190

(79,716)

ACI Worldwide, Inc.*

2,200

(38,698)

Microsemi Corp.*

3,240

(81,583)

Daktronics, Inc.

1,930

(38,928)

Sohu.com, Inc.*

1,250

(88,050)

Rubicon Technology*

1,920

(39,014)

PMC - Sierra, Inc.*

11,940

(91,341)

Internet Capital Group, Inc.*

5,050

(39,037)

Foundry Networks, Inc.*

7,800

(92,196)

Insight Enterprises, Inc.*

3,340

(39,178)

Wright Express Corp.*

3,810

(94,488)

MKS Instruments, Inc.*

1,790

(39,201)

THQ, Inc.*

4,780

(96,843)

TNS, Inc.*

1,650

(39,534)

Rofin-Sinar Technologies, Inc.*

3,260

(98,452)

Arris Group, Inc.*

4,680

(39,546)

Quest Software, Inc.*

6,920

(102,485)

Forrester Research, Inc.*

1,320

(40,762)

Take-Two Interactive Software,

Semtech Corp.*

2,990

(42,069)

Inc.*

4,430

(113,275)

Tessera Technologies, Inc.*

2,570

(42,071)

Ariba, Inc.*

8,120

(119,445)

EPIQ Systems*

2,970

(42,174)

TIBCO Software, Inc.*

16,500

(126,225)

j2 Global Communications, Inc.*

1,840

(42,320)

Equinix, Inc.*

1,420

(126,692)

CNET Networks, Inc.*

3,770

(43,317)

ON Semiconductor Corp.*

14,430

(132,323)

Adtran, Inc.

1,820

(43,389)

Atheros Communications, Inc.*

4,520

(135,600)

Brooks Automation, Inc.*

5,300

(43,831)

Nuance Communications, Inc.*

9,460

(148,238)

Magma Design Automation, Inc.*

7,270

(44,129)

Ansys, Inc.*

4,190

(197,433)

Applied Micro Circuits Corp.*

5,380

(46,053)

Flir Systems, Inc.*

5,530

(224,352)

Micros Systems, Inc.*

1,540

(46,955)

Total Information Technology

(7,426,992)

Wind River Systems, Inc.*

4,540

(49,441)

FINANCIALS (8.5)%

Keynote Systems*

4,070

(52,422)

Imperial Capital Bancorp, Inc.

90

(516)

Veeco Instruments, Inc.*

3,280

(52,742)

Capital Corp. of the West

150

(570)

Parametric Technology Corp.*

3,200

(53,344)

Berkshire Hills Bancorp, Inc.

30

(709)

Informatica Corp.*

3,600

(54,144)

Trustco Bank Corp. NY

100

(742)

Actel Corp.*

3,280

(55,268)

West Coast Bancorp

120

(1,040)

Websense, Inc.*

3,310

(55,740)

NewAlliance Bancshares, Inc.

90

(1,123)

Blackboard, Inc.*

1,470

(56,198)

Preferred Bank

220

(1,140)

Macrovision Solutions Corp.*

3,810

(56,998)

Independence Holding Co.

180

(1,759)

Synaptics, Inc.*

1,530

(57,727)

Grubb & Ellis Co.

480

(1,848)

Diodes, Inc.*

2,090

(57,768)

Superior Bancorp*

220

(1,868)

Formfactor, Inc.*

3,140

(57,870)

First Financial Holdings, Inc.

120

(2,062)

Lawson Software, Inc.*

8,090

(58,814)

Advance America Cash Advance

Gartner, Inc.*

2,930

(60,710)

Centers, Inc.

490

(2,489)

Vocus, Inc.*

1,890

(60,801)

Asset Acceptance Capital Corp.

210

(2,566)

Concur Technologies, Inc.*

1,830

(60,811)

MainSource Financial Group

170

(2,635)

InterDigital, Inc.*

2,560

(62,259)

First Acceptance Corp.*

1,000

(3,200)

Mentor Graphics Corp.*

3,980

(62,884)

44

|

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

June 30, 2008

INVERSE RUSSELL 2000® 2x STRATEGY FUND

MARKET

MARKET

SHARES

VALUE

SHARES

VALUE

Midwest Banc Holdings, Inc.

670

$

(3,263)

Integra Bank Corp.

1,870

$

(14,642)

Amcore Financial, Inc.

624

(3,532)

Ocwen Financial Corp.*

3,160

(14,694)

Wilshire Bancorp

440

(3,771)

Nelnet, Inc. — Class A

1,310

(14,711)

Boston Private Financial Holdings,

Lakeland Bancorp, Inc.

1,220

(14,860)

Inc.

720

(4,082)

Bank of the Ozarks, Inc.

1,000

(14,860)

AmericanWest Bancorp

1,850

(4,199)

First Cash Financial Services, Inc.*

1,010

(15,140)

Cash America International, Inc.

150

(4,650)

MarketAxess Holdings, Inc.*

2,030

(15,347)

Southwest Bancorp, Inc.

410

(4,715)

Central Pacific Financial Corp. Co.

1,470

(15,670)

Community Bancorp*

950

(4,759)

CoBiz Financial, Inc.

2,450

(16,121)

Virginia Commerce Bancorp*

970

(5,034)

Equity Lifestyle Properties, Inc.

380

(16,720)

eHealth, Inc.*

290

(5,121)

Trustmark Corp.

990

(17,473)

Evercore Partners, Inc. — Class A

550

(5,225)

FelCor Lodging Trust, Inc.

1,670

(17,535)

K-Fed Bancorp

490

(5,316)

Trico Bancshares

1,610

(17,629)

First Financial Bancorp

640

(5,888)

Anchor Bancorp Wisconsin, Inc.

2,570

(18,016)

EMC Insurance Group

250

(6,020)

Citizens Republic Bancorp, Inc.

6,580

(18,556)

National Western Life Insurance

30

(6,555)

Cathay General Bancorp

1,730

(18,805)

TradeStation Group, Inc.*

670

(6,800)

Amtrust Financial Services, Inc.

1,520

(19,152)

First Mercury Financial Corp.*

390

(6,880)

Heritage Commerce Corp.

1,950

(19,305)

First Merchants Corp.

380

(6,897)

Winthrop Realty Trust

5,390

(19,404)

Kohlberg Capital Corp.

690

(6,900)

Franklin Street Properties Corp.

1,540

(19,466)

Hancock Holding Co.

180

(7,072)

FCStone Group, Inc.*

720

(20,110)

Advanta Corp. — Class B

1,130

(7,108)

Glimcher Realty Trust

1,820

(20,348)

UCBH Holdings, Inc.

3,230

(7,267)

TICC Capital Corp.

3,890

(21,239)

Thomas Weisel Partners Group*

1,380

(7,549)

Phoenix Cos., Inc.

2,890

(21,993)

Irwin Financial Corp.

2,840

(7,640)

Chimera Investment Corp.

2,490

(22,435)

Sterling Financial Corp.

1,950

(8,073)

First Potomac Realty Trust

1,510

(23,012)

NewStar Financial, Inc.*

1,410

(8,333)

MCG Capital Corp.

5,830

(23,203)

First Industrial Realty Trust, Inc.

310

(8,516)

Stewart Information Services

Sun Communities, Inc.

470

(8,568)

Corp.

1,210

(23,401)

Bancorp, Inc.*

1,240

(9,449)

Tompkins Financial Corp.

640

(23,808)

Hanmi Financial Corp.

1,830

(9,534)

BGC Partners, Inc. — Class A*

3,220

(24,311)

Sovran Self Storage, Inc.

230

(9,559)

DiamondRock Hospitality Co.

2,250

(24,502)

Cowen Group*

1,240

(9,573)

WesBanco

1,450

(24,867)

FBL Financial Group,

Rockville Financial

2,000

(25,120)

Inc. — Class A

520

(10,338)

Tanger Factory Outlet Centers

700

(25,151)

Senior Housing Properties Trust

540

(10,546)

Center Financial Corp.

3,000

(25,410)

Clayton Holdings, Inc.*

1,800

(10,746)

Cohen & Steers, Inc.

990

(25,710)

HFF*

1,910

(10,868)

LandAmerica Financial Group, Inc.

1,170

(25,962)

Provident Bankshares Corp.

1,720

(10,974)

Strategic Hotels & Resorts, Inc.

2,790

(26,142)

Ameris Bancorp

1,290

(11,223)

Kansas City Life Insurance Co.

630

(26,302)

Pacific Capital Bancorp NA

830

(11,437)

Guaranty Bancorp*

7,340

(26,424)

Glacier Bancorp, Inc.

720

(11,513)

Crawford & Co. — Class B*

3,310

(26,447)

Taylor Capital Group

1,540

(11,535)

GFI Group, Inc.

3,110

(28,021)

Healthcare Realty Trust, Inc.

490

(11,647)

Mid-America Apartment

CBRE Realty Finance, Inc.

3,420

(11,765)

Communities, Inc.

550

(28,072)

World Acceptance Corp.*

360

(12,121)

LaSalle Hotel Properties

1,120

(28,146)

Ashford Hospitality Trust, Inc.

2,630

(12,151)

First Bancorp

4,530

(28,720)

Kearny Financial Corp.

1,110

(12,210)

Calamos Asset Management,

GAMCO Investors, Inc. — Class A

260

(12,901)

Inc. — Class A

1,700

(28,951)

Parkway Properties, Inc.

390

(13,155)

UMB Financial Corp.

580

(29,737)

Castlepoint Holdings Ltd.

1,450

(13,180)

Pinnacle Financial Partners*

1,500

(30,135)

National Penn Bancshares, Inc.

1,011

(13,426)

Hilltop Holdings, Inc.*

2,940

(30,311)

Stifel Financial Corp.*

405

(13,928)

Clifton Savings Bancorp

3,150

(30,681)

First Place Financial Corp.

1,510

(14,194)

Penson Worldwide, Inc.*

2,570

(30,711)

Sandy Spring Bancorp, Inc.

860

(14,259)

Thomas Properties Group, Inc.

3,130

(30,799)

See Notes to Financial Statements.

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

|

45

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

June 30, 2008

INVERSE RUSSELL 2000® 2x STRATEGY FUND

MARKET

MARKET

SHARES

VALUE

SHARES

VALUE

PacWest Bancorp

2,080

$

(30,950)

Greenlight Capital Re

S&T Bancorp, Inc.

1,080

(31,385)

Ltd. — Class A*

2,920

$

(66,751)

Sunstone Hotel Investors, Inc.

1,910

(31,706)

Simmons First National

Piper Jaffray Cos.*

1,090

(31,970)

Corp. — Class A

2,420

(67,687)

American Equity Investment Life

Roma Financial Corp.

5,250

(68,775)

Holding Co.

4,070

(33,170)

Assured Guaranty Ltd.

3,960

(71,240)

U-Store-It Trust

2,830

(33,818)

Independent Bank Corp.

2,990

(71,282)

Wauwatosa Holdings, Inc.*

3,250

(34,515)

Riskmetrics Group, Inc.*

3,640

(71,490)

Sterling Bancshares, Inc.

3,810

(34,633)

Interactive Brokers Group,

Dime Community Bancshares

2,120

(35,001)

Inc. — Class A*

2,230

(71,650)

Financial Federal Corp.

1,670

(36,673)

Bancfirst Corp.

1,680

(71,904)

SWS Group, Inc.

2,220

(36,874)

Selective Insurance Group

3,840

(72,038)

Southside Bancshares, Inc.

2,030

(37,433)

City Holding Co.

1,770

(72,163)

Delphi Financial Group,

Prosperity Bancshares, Inc.

2,700

(72,171)

Inc. — Class A

1,620

(37,487)

Corporate Office Properties

optionsXpress Holdings, Inc.

1,680

(37,531)

Trust SBI MD

2,120

(72,780)

Anworth Mortgage Asset Corp.

5,840

(38,018)

BankFinancial Corp.

5,650

(73,507)

LTC Properties

1,520

(38,851)

Community Trust Bancorp, Inc.

2,860

(75,104)

Knight Capital Group,

Digital Realty Trust, Inc.

1,850

(75,684)

Inc. — Class A*

2,170

(39,017)

Cousins Properties, Inc.

3,340

(77,154)

LaBranche & Co., Inc.*

5,890

(41,701)

Maui Land & Pineapple Co., Inc.*

2,640

(77,748)

NYMAGIC, Inc.

2,190

(41,960)

Ares Capital Corp.

7,730

(77,918)

Union Bankshares Corp.

2,840

(42,288)

Northwest Bancorp, Inc.

3,590

(78,334)

Old National Bancorp

3,040

(43,350)

Aspen Insurance Holdings Ltd.

3,380

(80,005)

Highwoods Properties, Inc.

1,380

(43,360)

First Midwest Bancorp, Inc.

4,320

(80,568)

United Bankshares, Inc.

1,900

(43,605)

Alexander’s, Inc.*

260

(80,756)

Federal Agricultural Mortgage

Medical Properties Trust

8,000

(80,960)

Corp.

1,820

(45,100)

MB Financial, Inc.

3,830

(86,060)

Old Second Bancorp, Inc.

3,890

(45,202)

Brookline Bancorp, Inc.

9,340

(89,197)

Susquehanna Bancshares, Inc.

3,310

(45,314)

Nationwide Health

Sun Bancorp*

4,520

(45,878)

Properties, Inc.

2,850

(89,747)

First Niagara Financial Group, Inc.

3,650

(46,939)

BioMed Realty Trust, Inc.

3,670

(90,025)

Texas Capital Bancshares, Inc.*

3,060

(48,960)

Home Properties, Inc.

1,880

(90,353)

Inland Real Estate Corp.

3,450

(49,749)

Pico Holdings, Inc.*

2,090

(90,811)

Community Bank System, Inc.

2,480

(51,138)

DuPont Fabros Technology

4,910

(91,522)

Enstar Group*

590

(51,625)

Apollo Investment Corp.

6,470

(92,715)

FirstMerit Corp.

3,370

(54,965)

SVB Financial Group*

1,950

(93,815)

Wintrust Financial Corp.

2,310

(55,094)

Signature Bank*

3,660

(94,282)

DCT Industrial Trust, Inc.

6,690

(55,393)

Infinity Property & Casualty Corp.

2,390

(99,233)

NBT Bancorp, Inc.

2,760

(56,884)

American Campus

Horace Mann Educators Corp.

4,060

(56,921)

Communities, Inc.

3,750

(104,400)

Home Bancshares, Inc.

2,580

(57,998)

RLI Corp.

2,130

(105,371)

Pennsylvania Real Estate

Hilb Rogal & Hobbs Co.

2,440

(106,042)

Investment Trust

2,520

(58,313)

Omega Healthcare Investors, Inc.

6,630

(110,390)

Oritani Financial Corp.*

3,700

(59,200)

Zenith National Insurance Corp.

3,210

(112,864)

CVB Financial Corp.

6,330

(59,755)

Washington Real Estate

American Physicians Capital, Inc.

1,260

(61,034)

Investment Trust

3,870

(116,294)

Provident New York Bancorp

5,530

(61,162)

Employers Holdings, Inc.

5,660

(117,162)

MFA Mortgage Investments, Inc.

9,430

(61,484)

Waddell & Reed Financial,

Post Properties, Inc.

2,080

(61,880)

Inc. — Class A

3,540

(123,935)

Potlatch Corp.

1,400

(63,168)

ProAssurance Corp.*

2,700

(129,897)

WSFS Financial Corp.

1,450

(64,670)

Alexandria Real Estate

Sterling Bancorp

5,490

(65,606)

Equities, Inc.

1,930

(187,867)

Consolidated-Tomoka Land Co.

1,560

(65,614)

Total Financials

(7,954,272)

Equity One, Inc.

3,200

(65,760)

46

|

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)

June 30, 2008

INVERSE RUSSELL 2000® 2x STRATEGY FUND

MARKET

SHARES

VALUE

Total Common Stocks Sold Short

(Proceeds $45,225,342)

$ (43,671,595)

Other Assets in Excess

of Liabilities 72.3%

$

67,899,161

Net Assets – 100.0%

$

93,966,623

UNREALIZED

CONTRACTS

GAIN

FUTURES CONTRACTS SOLD SHORT

September 2008 Russell 2000 Index

Mini Futures Contracts

(Aggregate Market Value

of Contracts $21,869,830)

317

$

522,467

UNITS

EQUITY INDEX SWAP AGREEMENTS

SOLD SHORT

Credit Suisse Capital, LLC

August 2008 Russell 2000 Index

Swap, Terminating 08/18/08††

(Notional Market Value

$99,546,292)

144,341

$

7,129,365

Goldman Sachs International

June 2008 Russell 2000 Index

Swap, Terminating 06/30/08††

(Notional Market Value

$21,099,119)

30,594

1,100,549

(Total Notional Market

Value $120,645,411)

$

8,229,914

*

Non-Income Producing Security.

†

All or a portion of this security is pledged as equity index swap collateral at June 30, 2008.

††

Total Return based on Russell 2000 Index +/- financing at a variable rate.

See Notes to Financial Statements.

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

|

47

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

Inverse

Inverse

S&P 500

S&P 500

NASDAQ-100®

NASDAQ-100®

2x Strategy

2x Strategy

2x Strategy

2x Strategy

Fund

Fund

Fund

Fund

ASSETS

Investment Securities*

$201,592,214

$147,630,783

$291,896,199

$

99,565,334

Repurchase Agreements*

44,118,821

54,903,653

26,028,429

64,358,609

Segregated Cash with Broker

4,442,400

36,953,440

13,373,800

33,521,466

Cash

—

298,015

479,514

11,716,524

Deposits with Brokers for Securities Sold Short

—

—

—

—

Unrealized Appreciation on Swaps

—

16,408,138

1,483,587

22,611,302

Receivable for Swap Units Sold

4,276,738

1,716,545

5,474,005

638,997

Variation Margin on Futures Contracts

1,214,198

—

—

256,514

Receivable for Securities Sold

517,040

—

—

—

Receivable for Fund Shares Sold

12,995,018

63,753,526

25,427,359

5,591,856

Investment Income Receivable

237,450

2,442

11,252

2,973

Other Assets

—

—

—

—

Total Assets

269,393,879

321,666,542

364,174,145

238,263,575

LIABILITIES

Short Sales at Market Value**

—

—

—

—

Unrealized Depreciation on Swaps

5,810,399

—

2,545,436

—

Payable for Swap Units Sold

560,518

1,533,653

476,967

18,164,841

Variation Margin on Futures Contracts

—

3,500,501

3,292,970

—

Payable upon Return of Securities Loaned

26,340,298

—

55,422,984

—

Payable for Securities Purchased

615,866

—

—

—

Payable for Fund Shares Redeemed

13,408,746

7,171,466

9,784,370

12,831,199

Investment Advisory Fees Payable

151,216

200,618

227,605

143,146

Transfer Agent and Administrative Fees Payable

42,004

55,727

63,224

39,763

Distribution and Service Fees Payable

25,537

32,972

33,352

21,860

Portfolio Accounting Fees Payable

25,203

33,436

37,934

23,858

Custody Fees Payable

9,141

6,687

8,634

4,772

Overdraft Due to Custodian Bank

1,040,983

—

—

—

Short Sales Dividends Payable

—

—

—

—

Other Liabilities

124,665

130,762

197,678

132,253

Total Liabilities

48,154,576

12,665,822

72,091,154

31,361,692

NET ASSETS

$221,239,303

$ 309,000,720

$ 292,082,991

$ 206,901,883

NET ASSETS CONSIST OF

Paid-In Capital

$245,983,135

$ 776,317,730

$ 361,957,030

$ 600,291,135

Undistributed Net Investment Income (Loss)

574,753

1,653,957

(1,407,843)

738,655

Accumulated Net Realized Loss on Investments

(71,766,181)

(499,082,198)

(168,280,962)

(425,100,933)

Net Unrealized Appreciation (Depreciation) on Investments

46,447,596

30,111,231

99,814,766

30,973,026

NET ASSETS

$221,239,303

$ 309,000,720

$ 292,082,991

$ 206,901,883

A-Class

$

11,817,375

$

12,354,521

$

11,849,480

$

4,379,072

C-Class

32,374,965

40,660,916

31,767,678

19,467,103

H-Class

177,046,963

255,985,283

248,465,833

183,055,708

SHARES OUTSTANDING

A-Class

335,242

338,046

542,081

310,489

C-Class

977,533

1,180,992

1,584,353

1,461,252

H-Class

5,026,832

7,003,198

11,360,069

12,996,641

NET ASSET VALUES

A-Class

$35.25

$36.55

$21.86

$14.10

A-Class Maximum Offering Price***

37.01

38.37

22.95

14.80

C-Class

33.12

34.43

20.05

13.32

H-Class

35.22

36.55

21.87

14.08

*

The cost of investments is $190,664,143, $202,534,436, $206,565,492, $163,923,943, $51,465,413, $49,827,665, $55,361,470, and

$69,739,057, respectively.

**

The proceeds from short sales is $0, $0, $0, $0, $0, $0, $0, and $45,225,342, respectively.

***

Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).

48

|

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

See Notes to Financial Statements.

June 30, 2008

Inverse

Inverse

Dow

Dow

Russell 2000®

Russell 2000®

2x Strategy

2x Strategy

2x Strategy

2x Strategy

Fund

Fund

Fund

Fund

$ 38,912,051

$

—

$ 24,668,468

$

—

14,050,333

49,827,665

32,074,643

69,739,057

2,689,920

1,328,148

6,722,723
17,896,771

—

537,796

5,979

—

—

—

—

45,225,342

—

6,934,949

—

8,229,914

—

1,177

746,446

189,900

—

—

394,800

224,523

—

—

—

—

1,333,515

929,043

1,887,221

924,962

29,429

2,004

20,194

16,820

—

—

—

2,277

57,015,248

59,560,782

66,520,474

142,449,566

—

—

—

43,671,595

362,632

—

1,244,501

—

258,189

—

133,558

2,721,370

132,894

49,347

793,205

—

3,964,585

—

7,480,587

—

—

—

—

—

1,814,623

808,617

6,495,751

776,564

36,649

38,032

31,324

63,120

10,180

10,564

8,701

17,533

6,302

6,080

4,323

8,551

6,108

6,339

5,221

10,520

1,222

1,268

1,424

2,104

847,583

—

—

1,130,033

—

—

—

38,066

12,112

11,708

18,149

43,487

7,453,079

931,955

16,216,744

48,482,943

$ 49,562,169

$ 58,628,827

$ 50,303,730

$

93,966,623

$ 68,438,918

$ 77,330,180

$ 67,488,943

$

86,655,811

223,584

137,796

30,308

1,118,498

(17,402,971)

(27,353,904)

(14,829,995)

(4,113,814)

(1,697,362)

8,514,755

(2,385,526)

10,306,128

$ 49,562,169

$ 58,628,827

$ 50,303,730

$

93,966,623

$

5,835,489

$

2,596,526

$

470,837

$

7,076,550

6,671,829

6,680,570

1,970,055

5,812,891

37,054,851

49,351,731

47,862,838

81,077,182

241,865

65,279

25,171

154,659

285,527

173,727

107,094

129,104

1,533,899

1,240,016

2,555,285

1,771,992

$24.13

$39.78

$18.71

$45.76

25.33

41.76

19.64

48.04

23.37

38.45

18.40

45.02

24.16

39.80

18.73

45.75

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

|

49

STATEMENTS OF OPERATIONS (Unaudited)

Inverse

Inverse

Inverse

Inverse

S&P 500

S&P 500

S&P 500

S&P 500

NASDAQ-100®

NASDAQ-100®

2x Strategy

2x Strategy

2x Strategy

2x Strategy

2x Strategy

2x Strategy

2x Strategy

2x Strategy

Fund

Fund

Fund

Fund

Fund

Fund

Fund

Fund

INVESTMENT INCOME

Interest†

$

645,244

$

3,444,296

$

706,620

$

2,756,667

Income from Securities Lending, net

37,098

—

92,544

—

Dividends, Net of Foreign Tax Withheld*

2,190,751

—

747,322

—

Other Income

—

—

—

—

Total Income

2,873,093

3,444,296

1,546,486

2,756,667

EXPENSES

Investment Advisory Fees

1,127,721

1,243,669

1,456,859

1,004,225

Transfer Agent and Administrative Fees

313,256

345,464

404,683

278,951

Distribution & Service Fees:

A-Class

17,201

21,083

19,577

8,253

C-Class

197,935

155,990

176,371

99,882

H-Class

246,572

285,383

341,013

245,728

Portfolio Accounting Fees

187,953

207,278

242,810

167,371

Short Sales Dividend Expense

—

—

—

—

Trustees’ Fees**

14,638

12,946

18,668

12,507

Custody Fees

38,124

39,164

46,617

30,424

Miscellaneous

154,940

180,187

247,731

170,671

Total Expenses

2,298,340

2,491,164

2,954,329

2,018,012

Net Investment Income (Loss)

574,753

953,132

(1,407,843)

738,655

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net Realized Gain (Loss) on:

Investment Securities

5,413,335

43,825

(8,427,704)

—

Equity Index Swaps

(29,253,713)

26,349,580

(46,108,643)

5,409,025

Futures Contracts

(8,364,997)

23,926,075

(14,387,565)

13,793,637

Securities Sold Short

—

—

—

—

Total Net Realized Gain (Loss)

(32,205,375)

50,319,480

(68,923,912)

19,202,662

Net Change in Unrealized Appreciation (Depreciation) on:

Investment Securities

(36,234,191)

—

(36,087,363)

—

Equity Index Swaps

(3,783,528)

14,629,787

3,001,944

19,920,293

Futures Contracts

(2,425,067)

10,673,243

(11,559,253)

7,218,851

Securities Sold Short

—

—

—

—

Net Change in Unrealized Appreciation (Depreciation)

(42,442,786)

25,303,030

(44,644,672)

27,139,144

Net Gain (Loss) on Investments

(74,648,161)

75,622,510

(113,568,584)

46,341,806

Net Increase (Decrease) in Net Assets from Operations

$(74,073,408)

$76,575,642

$(114,976,427)

$47,080,461

* Foreign tax withheld of $0, $0, $11,539, $0, $0, $0, $52 and $0 respectively.

** Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

† Includes rebate income on proceeds for securities sold short of $0, $0, $0, $0, $0, $0, $0, and $629,425 respectively.

50

|

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

See Notes to Financial Statements.

Period Ended June 30, 2008

Inverse

Inverse

Inverse

Inverse

Dow

Dow

Dow

Dow

Russell 2000®

Russell 2000®

Russell 2000®

Russell 2000®

2x Strategy

2x Strategy

2x Strategy

2x Strategy

2x Strategy

2x Strategy

2x Strategy

2x Strategy

Fund

Fund

Fund

Fund

Fund

Fund

Fund

Fund

$

150,216

$

502,655

$

207,423

$

1,776,689

7,947

—

30,543

—

529,328

—

177,561

32

—

—

—

460

687,491

502,655

415,527

1,777,181

243,236

204,068

198,062

441,557

67,566

56,685

55,017

122,655

9,517

2,712

725

12,460

40,351

25,311

8,161

28,126

47,961

47,646

52,252

103,163

40,539

34,011

33,010

73,593

—

—

—

358,894

2,086

1,692

1,974

4,719

7,808

6,225

7,121

13,588

34,022

28,887

28,897

84,483

493,086

407,237

385,219

1,243,238

194,405

95,418

30,308

533,943

(163,627)

—

(3,993,956)

—

(2,222,160)

6,534,164

(4,332,567)

(525,168)

(6,993,347)

1,679,727

(2,880,689)

9,819,686

—

—

—

4,306,741

(9,379,134)

8,213,891

(11,207,212)

13,601,259

(6,183,496)

—

1,609,594

—

229,731

5,420,560

(961,513)

7,724,582

(2,972,401)

1,332,270

(2,910,082)

(1,025,363)

—

—

—

938,729

(8,926,166)

6,752,830

(2,262,001)

7,637,948

(18,305,300)

14,966,721

(13,469,213)

21,239,207

$(18,110,895)

$15,062,139

$(13,438,905)

$21,773,150

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

|

51

STATEMENTS OF CHANGES IN NET ASSETS

S&P 500

Inverse S&P 500

2x Strategy Fund

2x Strategy Fund

Period

Year

Period

Year

Ended

Ended

Ended

Ended

June 30,

December 31,

June 30,

December 31,

2008†

2007

2008†

2007

FROM OPERATIONS

Net Investment Income (Loss)

$

574,753

$

2,280,101

$

953,132

$

8,385,456

Net Realized Gain (Loss) on Investments

(32,205,375)

4,205,112

50,319,480

(25,600,158)

Net Change in Unrealized Appreciation (Depreciation)

on Investments

(42,442,786)

762,126

25,303,030

3,038,607

Net Increase (Decrease) in Net Assets from Operations

(74,073,408)

7,247,339

76,575,642

(14,176,095)

Distributions to Shareholders from:

Net Investment Income

A-Class

—

(111,617)

—

(522,187)

C-Class

—

(367,171)

—

(921,454)

H-Class

—

(1,595,169)

—

(6,956,363)

Total Distributions to Shareholders

—

(2,073,957)

—

(8,400,004)

SHARE TRANSACTIONS

Proceeds from Shares Purchased

A-Class

13,503,612

30,479,295

25,567,322

34,777,290

C-Class

57,073,887

125,920,590

72,645,179

103,462,476

H-Class

2,297,363,869

3,502,601,453

2,897,874,286

2,752,133,984

Value of Shares Purchased through Dividend Reinvestment

A-Class

—

102,912

—

464,710

C-Class

—

347,862

—

777,400

H-Class

—

1,379,164

—

6,048,816

Cost of Shares Redeemed

A-Class

(16,648,630)

(26,787,743)

(32,069,674)

(31,358,897)

C-Class

(62,380,402)

(133,565,056)

(66,674,633)

(103,312,807)

H-Class

(2,340,833,083)

(3,516,759,302)

(2,882,420,728)

(2,783,133,406)

Net Increase (Decrease) in Net Assets From Share

Transactions

(51,920,747)

(16,280,825)

14,921,752

(20,140,434)

Net Increase (Decrease) in Net Assets

(125,994,155)

(11,107,443)

91,497,394

(42,716,533)

NET ASSETS—BEGINNING OF PERIOD

347,233,458

358,340,901

217,503,326

260,219,859

NET ASSETS—END OF PERIOD

$

221,239,303

$

347,233,458

$

309,000,720

$

217,503,326

Undistributed Net Investment Income

(Loss)—End of Period

$

574,753

$

—

$

1,653,957

$

700,825

† Unaudited

52

|

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

See Notes to Financial Statements.

NASDAQ-100®

Inverse NASDAQ-100®

Dow

Inverse Dow

2x Strategy Fund

2x Strategy Fund

2x Strategy Fund

2x Strategy Fund

Period

Year

Period

Year

Period

Year

Period

Year

Ended

Ended

Ended

Ended

Ended

Ended

Ended

Ended

June 30,

December 31,

June 30,

December 31,

June 30,

December 31,

June 30,

December 31,

2008†

2007

2008†

2007

2008†

2007

2008†

2007

$

(1,407,843) $

(1,418,571) $

738,655

$

11,816,170

$

194,405

$

607,187

$

95,418

$

2,042,379

(68,923,912)

64,498,995

19,202,662

(110,879,551)

(9,379,134)

(2,301,126)

8,213,891

(11,094,258)

(44,644,672)

10,692,033

27,139,144

(4,964,765)

(8,926,166)

571,210

6,752,830

2,633,660

(114,976,427)

73,772,457

47,080,461

(104,028,146)

(18,110,895)

(1,122,729)

15,062,139

(6,418,219)

—

—

—

(223,275)

—

(2,275)

—

(112,372)

—

—

—

(1,168,259)

—

(3,526)

—

(228,199)

—

—

—

(11,308,316)

—

(13,810)

—

(1,659,430)

—

—

—

(12,699,850)

—

(19,611)

—

(2,000,001)

13,021,465

27,269,564

16,831,773

21,737,042

14,581,608

28,458,743

3,136,853

13,591,983

81,657,670

155,702,199

55,861,954

112,417,285

30,962,388

83,465,907

12,185,152

33,743,393

3,092,255,930

9,840,687,510

2,029,276,425

7,479,121,011

362,346,671

1,336,836,770

293,695,156

963,242,107

—

—

—

202,072

—

1,988

—

92,215

—

—

—

1,055,021

—

3,428

—

204,889

—

—

—

10,181,002

—

13,002

—

1,444,239

(16,420,928)

(22,022,177)

(16,955,397)

(22,670,085)

(15,609,310)

(21,633,523)

(3,244,230)

(14,488,299)

(84,420,901)

(160,727,768)

(57,895,170)

(116,021,340)

(32,195,130)

(78,490,435)

(12,298,477)

(32,544,086)

(3,148,427,050)

(9,818,485,213)

(2,053,593,405)

(7,564,506,522)

(358,594,747)

(1,347,999,468)

(294,480,305)

(980,004,803)

(62,333,814)

22,424,115

(26,473,820)

(78,484,514)

1,491,480

656,412

(1,005,851)

(14,718,362)

(177,310,241)

96,196,572

20,606,641

(195,212,510)

(16,619,415)

(485,928)

14,056,288

(23,136,582)

469,393,232

373,196,660

186,295,242

381,507,752

66,181,584

66,667,512

44,572,539

67,709,121

$

292,082,991

$

469,393,232

$

206,901,883

$

186,295,242

$

49,562,169 $

66,181,584

$

58,628,827 $

44,572,539

$

(1,407,843) $

—

$

738,655

$

—

$

223,584

$

29,179

$

137,796

$

42,378

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

|

53

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

Russell 2000®

Inverse Russell 2000®

2x Strategy Fund

2x Strategy Fund

Period

Year

Period

Year

Ended

Ended

Ended

Ended

June 30,

December 31,

June 30,

December 31,

2008†

2007

2008†

2007

FROM OPERATIONS

Net Investment Income

$

30,308

$

506,448

$

533,943

$

3,895,568

Net Realized Gain (Loss) on Investments

(11,207,212)

1,556,573

13,601,259

(814,043)

Net Change in Unrealized Appreciation (Depreciation)

on Investments

(2,262,001)

(2,644,019)

7,637,948

1,232,126

Net Increase (Decrease) in Net Assets from Operations

(13,438,905)

(580,998)

21,773,150

4,313,651

Distributions to Shareholders from:

Net Investment Income

A-Class

—

(1,023)

—

(1,072,619)

C-Class

—

(2,452)

—

(90,591)

H-Class

—

(46,325)

—

(2,186,730)

Realized Gain on Investments

A-Class

—

(4,221)

—

—

C-Class

—

(10,114)

—

—

H-Class

—

(191,081)

—

—

Total Distributions to Shareholders

—

(255,216)

—

(3,349,940)

SHARE TRANSACTIONS

Proceeds from Shares Purchased

A-Class

1,361,460

2,704,491

8,524,212

78,378,936

C-Class

24,709,352

33,267,891

25,337,908

54,631,455

H-Class

1,092,073,251

2,551,246,498

1,028,393,476

2,852,133,311

Value of Shares Purchased through Dividend Reinvestment

A-Class

—

5,157

—

923,258

C-Class

—

12,332

—

83,823

H-Class

—

233,483

—

2,111,971

Cost of Shares Redeemed

A-Class

(1,375,327)

(2,589,834)

(49,125,168)

(52,477,011)

C-Class

(24,090,892)

(32,080,482)

(23,949,298)

(52,612,993)

H-Class

(1,089,602,313)

(2,553,659,001)

(1,038,826,318)

(2,827,624,310)

Net Increase (Decrease) in Net Assets From Share

Transactions

3,075,531

(859,465)

(49,645,188)

55,548,440

Net Increase (Decrease) in Net Assets

(10,363,374)

(1,695,679)

(27,872,038)

56,512,151

NET ASSETS—BEGINNING OF PERIOD

60,667,104

62,362,783

121,838,661

65,326,510

NET ASSETS—END OF PERIOD

$

50,303,730

$

60,667,104

$

93,966,623

$

121,838,661

Undistributed Net Investment Income—End of Period

$

30,308

$

—

$

1,118,498

$

584,555

† Unaudited

54

|

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

RATIOS TO

AVERAGE NET ASSETS:

Net Realized

Net Increase

Combined

NET ASSET

Net

and

(Decrease)

Distributions

Distributions

Net Increase

NET ASSET

Net

Net

Net Assets,

VALUE,

Investment

Unrealized

in Net Asset

from Net

from Net

(Decrease) in

VALUE,

Total

Investment

Investment

Portfolio

End of

BEGINNING

Income

Gains (Losses)

Value Resulting

Investment

Realized

Total

Net Asset

END OF

Investment

Total

Net

Income

Income

Turnover

Period (000’s

Period Ended

OF PERIOD

(Loss)†

on Investments

from Operations

Income

Gains

Distributions

Value

PERIOD

Return††

Expenses■

Expenses■

(Loss)

(Loss)▲

Rate

omitted)

S&P 500 2x Strategy Fund A-Class

June 30, 2008Δ

$47.66

$

.13

$

(12.54)

$

(12.41)

$

—

$

—

$

—

$

(12.41)

$35.25

(26.04)%

1.71%**

1.71%**

0.65%**

—

37%

$

11,817

December 31, 2007

47.50

.38

.11

.49

(.33)

—

(.33)

.16

47.66

0.99%

1.70%

1.70%

0.77%

—

40%

18,931

December 31, 2006

39.00

(.32)

9.61

9.29

(.79)

—

(.79)

8.50

47.50

23.80%

1.68%

1.68%

(0.75)%

0.63%

19%

15,242

December 31, 2005

38.13

(.28)

1.56

1.28

(.41)

—

(.41)

.87

39.00

3.39%

1.77%

1.69%

(0.76)%

0.42%

77%

4,272

December 31, 2004*

31.91

(.07)

6.29

6.22

—

—

—

6.22

38.13

19.49%

1.61%**

1.61%**

(0.68)%**

0.27%**

190%

1,555

S&P 500 2x Strategy Fund C-Class

June 30, 2008Δ

44.94

(.01)

(11.81)

(11.82)

—

—

—

(11.82)

33.12

(26.30)%

2.46%**

2.46%**

(0.07)%**

—

37%

32,375

December 31, 2007

45.14

.01

.12

.13

(.33)

—

(.33)

(.20)

44.94

0.24%

2.45%

2.45%

0.03%

—

40%

50,376

December 31, 2006

37.37

(.61)

9.17

8.56

(.79)

—

(.79)

7.77

45.14

22.89%

2.44%

2.44%

(1.52)%

(0.14)%

19%

57,885

December 31, 2005

36.85

(.53)

1.46

.93

(.41)

—

(.41)

.52

37.37

2.56%

2.50%

2.41%

(1.48)%

(0.30)%

77%

63,328

December 31, 2004

31.57

(.52)

5.80

5.28

—

—

—

5.28

36.85

16.72%

2.45%

2.45%

(1.52)%

(0.57)%

190%

77,838

December 31, 2003

20.76

(.38)

11.19

10.81

—

—

—

10.81

31.57

52.07%

2.46%

2.46%

(1.52)%

(0.93)%

769%

70,715

S&P 500 2x Strategy Fund H-Class

June 30, 2008Δ

47.63

.11

(12.52)

(12.41)

—

—

—

(12.41)

35.22

(26.04)%

1.71%**

1.71%**

0.55%**

—

37%

177,047

December 31, 2007

47.49

.41

.06

.47

(.33)

—

(.33)

.14

47.63

0.95%

1.70%

1.70%

0.81%

—

40%

277,926

December 31, 2006

38.98

(.32)

9.62

9.30

(.79)

—

(.79)

8.51

47.49

23.84%

1.69%

1.69%

(0.77)%

0.61%

19%

285,214

December 31, 2005

38.13

(.27)

1.53

1.26

(.41)

—

(.41)

.85

38.98

3.34%

1.75%

1.67%

(0.73)%

0.45%

77%

308,677

December 31, 2004

32.43

(.25)

5.95

5.70

—

—

—

5.70

38.13

17.58%

1.70%

1.70%

(0.77)%

0.18%

190%

352,125

December 31, 2003

21.18

(.19)

11.44

11.25

—

—

—

11.25

32.43

53.12%

1.71%

1.71%

(0.77)%

(0.18)%

769%

247,115

Inverse S&P 500 2x Strategy Fund A-Class

June 30, 2008Δ

29.16

.14

7.25

7.39

—

—

—

7.39

36.55

25.34%

1.71%**

1.71%**

0.82%**

—

—

12,355

December 31, 2007

31.38

.97

(2.27)

(1.30)

(.92)

—

(.92)

(2.22)

29.16

(3.99)%

1.70%

1.70%

3.27%

—

—

15,381

December 31, 2006

39.49

(.28)

(6.63)

(6.91)

(1.20)

—

(1.20)

(8.11)

31.38

(17.46)%

1.69%

1.69%

(0.76)%

3.42%

—

12,818

December 31, 2005

42.11

(.31)

(1.62)

(1.93)

(.69)

—

(.69)

(2.62)

39.49

(4.53)%

1.77%

1.67%

(0.75)%

1.54%

—

4,633

December 31, 2004*

50.99

(.11)

(8.77)

(8.88)

—

—

—

(8.88)

42.11

(17.42)%

1.65%**

1.65%**

(0.72)%**

(0.37)%**

—

1,498

Inverse S&P 500 2x Strategy Fund C-Class

June 30, 2008Δ

27.56

—§§

6.87

6.87

—

—

—

6.87

34.43

24.93%

2.45%**

2.45%**

0.02%**

—

—

40,661

December 31, 2007

29.94

.72

(2.18)

(1.46)

(.92)

—

(.92)

(2.38)

27.56

(4.71)%

2.45%

2.45%

2.56%

—

—

26,565

December 31, 2006

38.05

(.54)

(6.37)

(6.91)

(1.20)

—

(1.20)

(8.11)

29.94

(18.12)%

2.43%

2.43%

(1.51)%

2.67%

—

29,458

December 31, 2005

40.92

(.61)

(1.57)

(2.18)

(.69)

—

(.69)

(2.87)

38.05

(5.28)%

2.51%

2.41%

(1.48)%

0.81%

—

29,768

December 31, 2004

51.58

(.73)

(9.93)

(10.66)

—

—

—

(10.66)

40.92

(20.67)%

2.45%

2.45%

(1.52)%

(1.17)%

—

28,465

December 31, 2003

92.07

(1.03)

(39.46)

(40.49)

—

—

—

(40.49)

51.58

(43.98)%

2.46%

2.46%

(1.52)%

(1.47)%

—

33,841

Inverse S&P 500 2x Strategy Fund H-Class

June 30, 2008Δ

29.16

.13

7.26

7.39

—

—

—

7.39

36.55

25.34%

1.71%**

1.71%**

0.77%**

—

—

255,985

December 31, 2007

31.38

.99

(2.29)

(1.30)

(.92)

—

(.92)

(2.22)

29.16

(3.99)%

1.71%

1.71%

3.32%

—

—

175,558

December 31, 2006

39.51

(.28)

(6.65)

(6.93)

(1.20)

—

(1.20)

(8.13)

31.38

(17.50)%

1.69%

1.69%

(0.77)%

3.41%

—

217,944

December 31, 2005

42.13

(.31)

(1.62)

(1.93)

(.69)

—

(.69)

(2.62)

39.51

(4.53)%

1.76%

1.66%

(0.74)%

1.55%

—

256,422

December 31, 2004

52.66

(.38)

(10.15)

(10.53)

—

—

—

(10.53)

42.13

(20.00)%

1.70%

1.70%

(0.77)%

(0.42)%

—

224,369

December 31, 2003

93.27

(.56)

(40.05)

(40.61)

—

—

—

(40.61)

52.66

(43.54)%

1.71%

1.71%

(0.77)%

(0.72)%

—

311,796

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

RATIOS TO

AVERAGE NET ASSETS:

Net Realized

Net Increase

Combined

NET ASSET

Net

and

(Decrease)

Distributions

Distributions

Net Increase

NET ASSET

Net

Net

Net Assets,

VALUE,

Investment

Unrealized

in Net Asset

from Net

from Net

(Decrease) in

VALUE,

Total

Investment

Investment

Portfolio

End of

BEGINNING

Income

Gains (Losses)

Value Resulting

Investment

Realized

Total

Net Asset

END OF

Investment

Total

Net

Income

Income

Turnover

Period (000’s

Period Ended

OF PERIOD

(Loss)†

on Investments

from Operations

Income

Gains

Distributions

Value

PERIOD

Return††

Expenses■

Expenses■

(Loss)

(Loss)▲

Rate

omitted)

NASDAQ-100® 2x Strategy Fund A-Class

June 30, 2008Δ

$29.77

$

(.09)

$

(7.82)

$

(7.91)

$

—

$

—

$

—

$

(7.91)

$21.86

(26.57)%

1.74%**

1.74%**

(0.82)%**

—

18%

$ 11,849

December 31, 2007

23.07

(.10)

6.80

6.70

—

—

—

6.70

29.77

29.04%

1.74%

1.74%

(0.36)%

—

107%

19,628

December 31, 2006

21.90

(.16)

1.33

1.17

—

—

—

1.17

23.07

5.34%

1.69%

1.69%

(0.77)%

(0.65)%

71%

10,474

December 31, 2005

22.72

(.15)

(.55)

(.70)

(.12)

—

(.12)

(.82)

21.90

(3.09)%

1.69%

1.66%

(0.74)%

(0.75)%

133%

5,195

December 31, 2004*

16.73

(.10)

6.09

5.99

—

—

—

5.99

22.72

35.80%

1.58%**

1.58%**

(0.65)%**

(0.21)%**

154%

2,308

NASDAQ-100® 2x Strategy Fund C-Class

June 30, 2008Δ

27.41

(.17)

(7.19)

(7.36)

—

—

—

(7.36)

20.05

(26.85)%

2.49%**

2.49%**

(1.56)%**

—

18%

31,768

December 31, 2007

21.39

(.28)

6.30

6.02

—

—

—

6.02

27.41

28.14%

2.49%

2.49%

(1.10)%

—

107%

46,977

December 31, 2006

20.46

(.30)

1.23

.93

—

—

—

.93

21.39

4.55%

2.43%

2.43%

(1.51)%

(1.39)%

71%

43,530

December 31, 2005

21.41

(.28)

(.55)

(.83)

(.12)

—

(.12)

(.95)

20.46

(3.89)%

2.43%

2.40%

(1.48)%

(1.49)%

133%

56,765

December 31, 2004

18.82

(.27)

2.86

2.59

—

—

—

2.59

21.41

13.76%

2.44%

2.44%

(1.51)%

(1.07)%

154%

86,591

December 31, 2003

9.69

(.22)

9.77

9.55

—

(.42)

(.42)

9.13

18.82

98.54%

2.46%

2.46%

(1.52)%

(2.02)%

530%

54,498

NASDAQ-100® 2x Strategy Fund H-Class

June 30, 2008Δ

29.77

(.09)

(7.81)

(7.90)

—

—

—

(7.90)

21.87

(26.54)%

1.74%**

1.74%**

(0.78)%**

—

18%

248,466

December 31, 2007

23.07

(.08)

6.78

6.70

—

—

—

6.70

29.77

29.04%

1.74%

1.74%

(0.28)%

—

107%

402,788

December 31, 2006

21.91

(.16)

1.32

1.16

—

—

—

1.16

23.07

5.29%

1.69%

1.69%

(0.77)%

(0.65)%

71%

319,193

December 31, 2005

22.72

(.15)

(.54)

(.69)

(.12)

—

(.12)

(.81)

21.91

(3.05)%

1.68%

1.65%

(0.73)%

(0.74)%

133%

570,220

December 31, 2004

19.81

(.15)

3.06

2.91

—

—

—

2.91

22.72

14.69%

1.67%

1.67%

(0.76)%

(0.32)%

154%

663,642

December 31, 2003

10.11

(.12)

10.24

10.12

—

(.42)

(.42)

9.70

19.81

100.09%

1.71%

1.71%

(0.77)%

(1.27)%

530%

460,652

Inverse NASDAQ-100® 2x Strategy Fund A-Class

June 30, 2008Δ

11.78

.05

2.27

2.32

—

—

—

2.32

14.10

19.69%

1.73%**

1.73%**

0.64%**

—

—

4,379

December 31, 2007

17.22

.51

(5.21)

(4.70)

(.74)

—

(.74)

(5.44)

11.78

(27.10)%

1.75%

1.75%

3.49%

—

—

4,371

December 31, 2006

19.44

(.15)

(1.43)

(1.58)

(.64)

—

(.64)

(2.22)

17.22

(8.04)%

1.69%

1.69%

(0.77)%

3.35%

—

7,981

December 31, 2005

20.06

(.16)

(.11)

(.27)

(.35)

—

(.35)

(.62)

19.44

(1.25)%

1.68%

1.68%

(0.76)%

1.53%

—

6,438

December 31, 2004*

28.20

(.04)

(8.10)

(8.14)

—

—

—

(8.14)

20.06

(28.87)%

1.54%**

1.54%**

(0.61)%**

(0.20)%**

—

639

Inverse NASDAQ-100® 2x Strategy Fund C-Class

June 30, 2008Δ

11.17

(—)§§

2.15

2.15

—

—

—

2.15

13.32

19.25%

2.48%**

2.48%**

(0.02)%**

—

—

19,467

December 31, 2007

16.51

.39

(4.99)

(4.60)

(.74)

—

(.74)

(5.34)

11.17

(27.67)%

2.50%

2.50%

2.77%

—

—

17,791

December 31, 2006

18.80

(.29)

(1.36)

(1.65)

(.64)

—

(.64)

(2.29)

16.51

(8.69)%

2.44%

2.44%

(1.52)%

2.60%

—

32,553

December 31, 2005

19.56

(.31)

(.10)

(.41)

(.35)

—

(.35)

(.76)

18.80

(2.00)%

2.40%

2.40%

(1.48)%

0.81%

—

35,780

December 31, 2004

26.15

(.38)

(6.21)

(6.59)

—

—

—

(6.59)

19.56

(25.20)%

2.45%

2.45%

(1.52)%

(1.11)%

—

27,640

December 31, 2003

71.08

(.58)

(44.35)

(44.93)

—

—

—

(44.93)

26.15

(63.21)%

2.46%

2.46%

(1.52)%

(1.37)%

—

38,597

Inverse NASDAQ-100® 2x Strategy Fund H-Class

June 30, 2008Δ

11.77

.05

2.26

2.31

—

—

—

2.31

14.08

19.63%

1.73%**

1.73%**

0.73%**

—

—

183,056

December 31, 2007

17.21

.52

(5.22)

(4.70)

(.74)

—

(.74)

(5.44)

11.77

(27.12)%

1.75%

1.75%

3.52%

—

—

164,133

December 31, 2006

19.43

(.15)

(1.43)

(1.58)

(.64)

—

(.64)

(2.22)

17.21

(8.05)%

1.69%

1.69%

(0.77)%

3.35%

—

340,974

December 31, 2005

20.05

(.16)

(.11)

(.27)

(.35)

—

(.35)

(.62)

19.43

(1.25)%

1.66%

1.66%

(0.74)%

1.55%

—

404,055

December 31, 2004

26.59

(.20)

(6.34)

(6.54)

—

—

—

(6.54)

20.05

(24.60)%

1.70%

1.70%

(0.77)%

(0.36)%

—

294,779

December 31, 2003

71.71

(.31)

(44.81)

(45.12)

—

—

—

(45.12)

26.59

(62.92)%

1.71%

1.71%

(0.77)%

(0.62)%

—

323,450

Dow 2x Strategy Fund A-Class

June 30, 2008Δ

33.86

.14

(9.87)

(9.73)

—

—

—

(9.73)

24.13

(28.74)%

1.71%**

1.71%**

0.97%**

—

8%

5,835

December 31, 2007

31.56

.38

1.93

2.31

(.01)

—

(.01)

2.30

33.86

7.32%

1.71%

1.71%

1.09%

—

148%

9,824

December 31, 2006

24.39

(.21)

7.58

7.37

(.20)

—

(.20)

7.17

31.56

30.21%

1.69%

1.69%

(0.77)%

1.30%

341%

3,337

December 31, 2005

25.39

(.04)

(.92)

(.96)

(.01)

(.03)

(.04)

(1.00)

24.39

(3.78)%

1.67%

1.67%

(0.17)%

0.94%

410%

1,522

December 31, 2004*

22.72

(.05)

2.72

2.67

—

—

—

2.67

25.39

11.75%

1.56%**

1.56%**

(0.63)%**

0.33%**

796%

359

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

RATIOS TO

AVERAGE NET ASSETS:

Net Realized

Net Increase

Combined

NET ASSET

Net

and

(Decrease)

Distributions

Distributions

Net Increase

NET ASSET

Net

Net

Net Assets,

VALUE,

Investment

Unrealized

in Net Asset

from Net

from Net

(Decrease) in

VALUE,

Total

Investment

Investment

Portfolio

End of

BEGINNING

Income

Gains (Losses)

Value Resulting

Investment

Realized

Total

Net Asset

END OF

Investment

Total

Net

Income

Income

Turnover Period (000’s

Period Ended

OF PERIOD

(Loss)†

on Investments

from Operations

Income

Gains

Distributions

Value

PERIOD

Return††

Expenses■

Expenses■

(Loss)

(Loss)▲

Rate

omitted)

Dow 2x Strategy Fund C-Class

June 30, 2008Δ

$

32.91

$

.03

$

(9.57)

$

(9.54)

$

—

$

—

$

—

$ (9.54)

$23.37

(28.99)%

2.46%**

2.46%**

0.19%**

—

8%

$

6,672

December 31, 2007

30.91

.14

1.87

2.01

(.01)

—

(.01)

2.00

32.91

6.50%

2.46%

2.46%

0.41%

—

148%

10,539

December 31, 2006

24.06

(.41)

7.46

7.05

(.20)

—

(.20)

6.85

30.91

29.29%

2.44%

2.44%

(1.52)%

0.55%

341%

6,198

December 31, 2005

25.22

(.55)

(.57)

(1.12)

(.01)

(.03)

(.04)

(1.16)

24.06

(4.44)%

2.39%

2.39%

(2.31)%

0.22%

410%

3,988

December 31, 2004*

25.00

(.30)

.52

.22

—

—

—

.22

25.22

0.88%

2.41%**

2.41%**

(1.48)%**

(0.52)%**

796%

4,368

Dow 2x Strategy Fund H-Class

June 30, 2008Δ

33.90

.11

(9.85)

(9.74)

—

—

—

(9.74)

24.16

(28.73)%

1.71%**

1.71%**

0.78%**

—

8%

37,055

December 31, 2007

31.59

.42

1.90

2.32

(.01)

—

(.01)

2.31

33.90

7.34%

1.72%

1.72%

1.21%

—

148%

45,818

December 31, 2006

24.40

(.21)

7.60

7.39

(.20)

—

(.20)

7.19

31.59

30.28%

1.69%

1.69%

(0.77)%

1.30%

341%

57,132

December 31, 2005

25.38

(.16)

(.78)

(.94)

(.01)

(.03)

(.04)

(.98)

24.40

(3.71)%

1.65%

1.65%

(0.67)%

0.96%

410%

33,896

December 31, 2004*

25.00

(.14)

.52

.38

—

—

—

.38

25.38

1.52%

1.65%**

1.65%**

(0.72)%**

0.24%**

796%

37,218

Inverse Dow 2x Strategy Fund A-Class

June 30, 2008Δ

30.59

.08

9.11

9.19

—

—

—

9.19

39.78

30.04%

1.70%**

1.70%**

0.50%**

—

—

2,597

December 31, 2007

35.38

1.09

(4.41)

(3.32)

(1.47)

—

(1.47)

(4.79)

30.59

(9.16)%

1.70%

1.70%

3.36%

—

—

2,201

December 31, 2006

45.63

(.31)

(9.79)

(10.10)

(.15)

—

(.15)

(10.25)

35.38

(22.14)%

1.69%

1.69%

(0.77)%

3.51%

—

3,534

December 31, 2005

45.41

(.35)

.78

.43

(.07)

(.14)

(.21)

.22

45.63

0.94%

1.70%

1.69%

(0.77)%

1.62%

—

1,177

December 31, 2004*

52.00

(.11)

(6.29)

(6.40)

—

(.19)

(.19)

(6.59)

45.41

(12.30)%

1.62%**

1.62%**

(0.69)%**

(0.31)%**

—

347

Inverse Dow 2x Strategy Fund C-Class

June 30, 2008Δ

29.65

(.04)

8.84

8.80

—

—

—

8.80

38.45

29.68%

2.45%**

2.45%**

(0.24)%**

—

—

6,681

December 31, 2007

34.60

.80

(4.28)

(3.48)

(1.47)

—

(1.47)

(4.95)

29.65

(9.83)%

2.45%

2.45%

2.54%

—

—

5,233

December 31, 2006

44.95

(.60)

(9.60)

(10.20)

(.15)

—

(.15)

(10.35)

34.60

(22.69)%

2.44%

2.44%

(1.52)%

2.76%

—

4,572

December 31, 2005

45.10

(.70)

.76

.06

(.07)

(.14)

(.21)

(.15)

44.95

0.12%

2.42%

2.41%

(1.49)%

0.90%

—

1,907

December 31, 2004*

50.00

(.69)

(4.02)

(4.71)

—

(.19)

(.19)

(4.90)

45.10

(9.42)%

2.43%**

2.43%**

(1.50)%**

(1.12)%**

—

455

Inverse Dow 2x Strategy Fund H-Class

June 30, 2008Δ

30.59

.08

9.13

9.21

—

—

—

9.21

39.80

30.11%

1.70%**

1.70%**

0.50%**

—

—

49,352

December 31, 2007

35.38

1.10

(4.42)

(3.32)

(1.47)

—

(1.47)

(4.79)

30.59

(9.16)%

1.70%

1.70%

3.39%

—

—

37,138

December 31, 2006

45.63

(.31)

(9.79)

(10.10)

(.15)

—

(.15)

(10.25)

35.38

(22.14)%

1.69%

1.69%

(0.77)%

3.51%

—

59,603

December 31, 2005

45.41

(.35)

.78

.43

(.07)

(.14)

(.21)

.22

45.63

0.94%

1.67%

1.66%

(0.74)%

1.65%

—

37,047

December 31, 2004*

50.00

(.33)

(4.07)

(4.40)

—

(.19)

(.19)

(4.59)

45.41

(8.80)%

1.67%**

1.67%**

(0.74)%**

(0.36)%**

—

17,712

Russell 2000® 2x Strategy Fund A-Class

June 30, 2008Δ

23.91

.02

(5.22)

(5.20)

—

—

—

(5.20)

18.71

(21.75)%

1.72%**

1.72%**

0.16%**

—

276%

471

December 31, 2007

27.99

.39

(4.30)

(3.91)

(.03)

(.14)

(.17)

(4.08)

23.91

(14.00)%

1.71%

1.71%

1.41%

—

833%

588

December 31, 2006*

25.00

.07

3.30

3.37

(.05)

(.33)

(.38)

2.99

27.99

13.49%

1.69%**

1.69%**

0.46%**

—

221%

595

Russell 2000® 2x Strategy Fund C-Class

June 30, 2008Δ

23.62

(.06)

(5.16)

(5.22)

—

—

—

(5.22)

18.40

(22.10)%

2.46%**

2.46%**

(0.61)%**

—

276%

1,970

December 31, 2007

27.85

.17

(4.23)

(4.06)

(.03)

(.14)

(.17)

(4.23)

23.62

(14.61)%

2.45%

2.45%

0.62%

—

833%

1,938

December 31, 2006*

25.00

(.02)

3.25

3.23

(.05)

(.33)

(.38)

2.85

27.85

12.93%

2.44%**

2.44%**

(0.12)%**

—

221%

1,100

Russell 2000® 2x Strategy Fund H-Class

June 30, 2008Δ

23.94

.02

(5.23)

(5.21)

—

—

—

(5.21)

18.73

(21.76)%

1.72%**

1.72%**

0.17%**

—

276%

47,863

December 31, 2007

28.00

.36

(4.25)

(3.89)

(.03)

(.14)

(.17)

(4.06)

23.94

(13.92)%

1.70%

1.70%

1.28%

—

833%

58,141

December 31, 2006*

25.00

.10

3.28

3.38

(.05)

(.33)

(.38)

3.00

28.00

13.53%

1.70%**

1.70%**

0.67%**

—

221%

60,668

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

RATIOS TO

AVERAGE NET ASSETS:

Net Realized

Net Increase

NET ASSET

Net

and

(Decrease)

Distributions

Distributions

Net Increase

NET ASSET

Net

Net Assets,

VALUE,

Investment

Unrealized

in Net Asset

from Net

from Net

(Decrease) in

VALUE,

Total

Investment

Portfolio

End of

BEGINNING

Income

Gains (Losses)

Value Resulting

Investment

Realized

Total

Net Asset

END OF

Investment

Total

Operating

Income

Turnover

Period (000’s

Period Ended

OF PERIOD

(Loss)†

on Investments

from Operations

Income

Gains

Distributions

Value

PERIOD

Return††

Expenses

Expenses§

(Loss)

Rate

omitted)

Inverse Russell 2000® 2x Strategy Fund A-Class

June 30, 2008Δ

$40.34

$

.52

$

4.90

$

5.42

$

—

$

—

$

—

$

5.42

$45.76

13.44%

2.52%**

1.78%**

2.32%**

80%

$7,077

December 31, 2007

40.73

1.48

(.69)

.79

(1.18)

—

(1.18)

(.39)

40.34

2.07%

2.06%

1.70%

3.74%

109%

40,656

December 31, 2006*

50.00

.79

(9.49)

(8.70)

(.57)

—

(.57)

(9.27)

40.73

(17.39)%

1.76%**

1.76%**

3.15%**

—

9,138

Inverse Russell 2000® 2x Strategy Fund C-Class

June 30, 2008Δ

39.87

.05

5.10

5.15

—

—

—

5.15

45.02

12.92%

3.22%**

2.50%**

0.23%**

80%

5,813

December 31, 2007

40.54

1.08

(.57)

.51

(1.18)

—

(1.18)

(.67)

39.87

1.39%

2.66%

2.44%

2.81%

109%

3,852

December 31, 2006*

50.00

.59

(9.48)

(8.89)

(.57)

—

(.57)

(9.46)

40.54

(17.77)%

2.43%**

2.43%**

2.13%**

—

1,605

Inverse Russell 2000® 2x Strategy Fund H-Class

June 30, 2008Δ

40.37

.22

5.16

5.38

—

—

—

5.38

45.75

13.33%

2.48%**

1.75%**

1.00%**

80%

81,077

December 31, 2007

40.73

1.40

(.58)

.82

(1.18)

—

(1.18)

(.36)

40.37

2.15%

1.91%

1.71%

3.60%

109%

77,331

December 31, 2006*

50.00

.79

(9.49)

(8.70)

(.57)

—

(.57)

(9.27)

40.73

(17.39)%

1.69%**

1.69%**

2.90%**

—

54,584

*

Since the commencement of operations:

February 20, 2004 — Dow 2x Strategy Fund C-Class and H-Class and Inverse Dow 2x Strategy Fund C-Class and H-Class.

September 1, 2004 — S&P 500 2x Strategy Fund A-Class, Inverse S&P 500 2x Strategy Fund A-Class, NASDAQ-100® 2x Strategy Fund A-Class, Inverse NASDAQ-100® 2x Strategy Fund A-Class,

Dow 2x Strategy Fund A-Class and Inverse Dow 2x Strategy Fund A-Class.

May 31, 2006 — Russell 2000® 2x Strategy Fund, A-Class, C-Class, H-Class and Inverse Russell 2000® 2x Strategy Fund A-Class, C-Class, H-Class.

**

Annualized

†

Calculated using the average daily shares outstanding for the year.

††

Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.

§

Operating Expenses exclude interest expense from securities sold short.
§§

Less than $.01 per share.

Δ

Unaudited

Prior to January 1, 2007, the S&P 500 2x Strategy Fund, Inverse S&P 500 2x Strategy Fund, NASDAQ-100® 2x Strategy Fund, Inverse NASDAQ-100® 2x Strategy Fund,

Dow 2x Strategy Fund, and Inverse Dow 2x Strategy Fund operated under a Master-Feeder Structure.

▲  Ratios represent combined net investment income of the former Master Portfolio and the Fund. Ratios shown under the caption “Net Investment Income (Loss)”

for the year ended December 31, 2006 and preceding periods did not reflect the net investment income of the former Master Portfolio. This has no effect on the Fund’s net asset value, per share value or total increase (decrease) in net assets from operations during any period.

■

Expense ratios to average net assets include expenses of the corresponding former Master Portfolio for the year ended December 31, 2006, and preceding periods.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.

Organization and Significant Accounting Policies

last quoted sales price as of the close of business on the

Organization

NYSE, usually 4:00 p.m. on the valuation date for the

The Rydex Dynamic Funds (the “Trust”) is registered with

afternoon NAV. Equity securities listed on the NASDAQ

the SEC under the Investment Company Act of 1940 (the

market system are valued at the NASDAQ Official

“1940 Act”) as a non-diversified, open-ended investment

Closing Price, usually as of 4:00 p.m. on the valuation

company, and is authorized to issue an unlimited number

date. Listed options held by the Trust are valued at the

of shares (no par value). The Trust offers three classes of

their last bid price for twice a day pricing or the Official shares, A-Class Shares, C-Class Shares, and H-Class

Settlement Price listed by the exchange, usually as of

Shares. C-Class Shares have a 1% contingent deferred

4:00 p.m. Over-the-Counter options held by the Trust are

sales charge (“CDSC”) if shares are redeemed within

valued using the average bid price obtained from one or

12 months of purchase. Sales of shares of each Class are

more security dealers.

made without a sales charge at the NAV, with the

The value of futures contracts purchased and sold by the

exception of A-Class Shares. A-Class Shares are sold at

Trust is accounted for using the unrealized gain or loss

the NAV, plus the applicable front-end sales charge. The

on the contracts that is determined by marking the

sales charge varies depending on the amount purchased,

contracts to their current realized settlement prices.

but will not exceed 4.75%. A-Class Share purchases of

Financial futures contracts are valued as of the spot price

$1 million or more are exempt from the front-end sales

at 10:45 a.m. on the valuation date for the morning

charge but have a 1% CDSC if shares are redeemed

pricing cycle. Financial futures contracts are valued at the within 18 months of purchase.

last quoted sales price, usually as of 4:00 p.m. on the

At June 30, 2008, the Trust consisted of eight separate

valuation date for the afternoon pricing cycle. In the

Funds: the S&P 500 2x Strategy Fund, the Inverse S&P

event that the exchange for a specific futures contract

500 2x Strategy Fund, the NASDAQ-100® 2x Strategy

closes earlier than 4:00 p.m., the futures contract is

Fund, the Inverse NASDAQ-100® 2x Strategy Fund, the

valued at the Official Settlement Price of the exchange.

Dow 2x Strategy Fund, the Inverse Dow 2x Strategy

However, the underlying securities from which the futures

Fund, the Russell 2000® 2x Strategy Fund, and the

contract value is derived are monitored until 4:00 p.m. to

Inverse Russell 2000® 2x Strategy Fund (the “Funds”).

determine if fair valuation would provide a more accurate

valuation. Short-term securities, if any, are valued at

Rydex Investments provides advisory, transfer agent and

amortized cost, which approximates market value.

administrative services, and accounting services to the

Trust. Rydex Distributors, Inc. (the “Distributor”) acts as

The value of domestic equity index swap agreements

principal underwriter for the Trust. Both Rydex

entered into by a Fund is accounted for using the

Investments and the Distributor are affiliated entities.

unrealized gain or loss on the agreements. This is

determined for the morning pricing cycle by either

Significant Accounting Policies

marking the agreements to the first 10:45 a.m. tick of

The following significant accounting policies are in

the relevant index or, if there is a morning trade, to the

conformity with U.S. generally accepted accounting

“fill”. Likewise for the afternoon pricing cycle, the

principles and are consistently followed by the Trust. All

agreements are marked at the close of the NYSE, usually

time references are based on Eastern Time. The

4:00 p.m., to the relevant index or, if there is an

information contained in these notes may not apply to

afternoon trade, to the “fill”. The swap’s market values

every Fund in the Trust.

are then adjusted to include dividends accrued, financing

A. The Trust calculates a NAV twice each business day,

charges and/or interest associated with the swap

first in the morning and again in the afternoon. The

agreements.

morning NAV is calculated at 10:45 a.m. and the

Investments for which market quotations are not

afternoon NAV is calculated at the close of the New York

readily available are valued at fair value as determined

Stock Exchange (“NYSE”), usually 4:00 p.m. The NAV is

in good faith by Rydex Investments under direction of

calculated using the current market value of each Fund’s

the Board of Trustees using methods established or

total assets, as of the respective time of calculation.

ratified by the Board of Trustees. These methods

These financial statements are based on the June 30,

include, but are not limited to: (i) general information

2008 afternoon NAV.

as to how these securities and assets trade; (ii) in

B. All equity securities for the morning NAV are valued

connection with futures contracts and options

at the current sales price as of 10:45 a.m. on the

thereupon, and other derivative investments,

valuation date. Equity securities listed on an exchange

information as to how (a) these contracts and other

(NYSE or American Stock Exchange) are valued at the

derivative investments trade in the futures or other

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

|

59

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

derivative markets, respectively, and (b) the securities

Fund will realize a gain or loss from the sale of the

underlying these contracts and other derivative

underlying security and the proceeds from such sale will

investments trade in the cash market; and (iii) other

be decreased by the premium originally paid. When a

information and considerations, including current

Fund exercises a call option, the cost of the security

values in related markets.

purchased by that Fund upon exercise will be increased

C. Securities transactions are recorded on the trade

by the premium originally paid. When a Fund writes

date for financial reporting purposes. Realized gains and

(sells) an option, an amount equal to the premium

losses from securities transactions are recorded using

received is entered in that Fund’s accounting records as

the identified cost basis. Proceeds from lawsuits related

an asset and equivalent liability. The amount of the

to investment holdings are recorded as realized gains in

liability is subsequently marked-to-market to reflect the

the respective Fund. Dividend income is recorded on

current value of the option written. When a written

the ex-dividend date, net of applicable taxes withheld

option expires, or if a Fund enters into a closing

by foreign countries. Interest income, including

purchase transaction, that Fund realizes a gain (or loss if

amortization of premiums and accretion of discount, is

the cost of a closing purchase transaction exceeds the

accrued on a daily basis. Distributions received from

premium received when the option was sold).

investments in REITs are recorded as dividend income

G. The Trust may enter into stock and bond index

on the ex-dividend date, subject to reclassification upon

futures contracts and options on such futures contracts.

notice of the character of such distribution by the issuer.

Futures contracts are contracts for delayed delivery of

D. Distributions of net investment income and net

securities at a specified future delivery date and at a

realized capital gains, if any, are declared and paid at

specific price. Upon entering into a contract, a Fund

least annually. Distributions are recorded on the

deposits and maintains as collateral such initial margin as

ex-dividend date and are determined in accordance with

required by the exchange on which the transaction is

income tax regulations which may differ from U.S.

effected. Pursuant to the contract, the Fund agrees to

generally accepted accounting principles.

receive from or pay to the broker an amount of cash

equal to the daily fluctuation in value of the contract.

E. When a Fund engages in a short sale of an equity or

Such receipts or payments are known as variation margin

fixed income security, an amount equal to the proceeds

and are recorded by the Fund as unrealized gains or

is reflected as an asset and an equivalent liability. The

losses. When the contract is closed, the Fund records a

amount of the liability is subsequently marked-to-market

realized gain or loss equal to the difference between the

to reflect the market value of the short sale. The Fund

value of the contract at the time it was opened and the

maintains a segregated account of cash and/or securities

value at the time it was closed.

as collateral for short sales. The Fund is exposed to

market risk based on the amount, if any, that the market

H. The Trust may enter into domestic equity index and

value of the security exceeds the market value of the

domestic currency index swap agreements, which are

securities in the segregated account. Fees, if any, paid to

over-the-counter contracts in which one party agrees to

brokers to borrow securities in connection with short

make periodic payments based on the change in market

sales are considered part of the cost of short sale

value of a specified equity security, basket of equity

transactions. In addition, the Fund must pay out the

securities, equity index or domestic currency index, in

dividend rate of the equity or coupon rate of the

return for periodic payments based on a fixed or variable

treasury obligation to the lender and records this as an

interest rate or the change in market value of a different

expense. Short dividends or interest expense is a cost

equity security, basket of equity securities, equity index

associated with the investment objective of short sales

or domestic currency index. Swap agreements are used

transactions, rather than an operational cost associated

to obtain exposure to an equity or market without

with the day-to-day management of any mutual fund.

owning or taking physical custody of securities. The swap

agreements are marked-to-market daily based upon

F. Upon the purchase of an option by a Fund, the

quotations from market makers and the change, if any, is

premium paid is recorded as an investment, the value of

recorded as unrealized gain or loss. Payments received

which is marked-to-market daily. When a purchased

or made as a result of an agreement or termination of

option expires, that Fund will realize a loss in the amount

the agreement are recognized as realized gains or losses.

of the cost of the option. When a Fund enters into a

closing sale transaction, that Fund will realize a gain or

The Trust may enter into credit default swap agreements

loss depending on whether the proceeds from the

where one party, the protection buyer, makes an upfront

closing sale transaction are greater or less than the cost

or periodic payment to a counterparty, the protection

of the option. When a Fund exercises a put option, that

seller, in exchange for the right to receive a contingent

60

|

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

payment. The maximum amount of the payment may

K. The Trust may enter into forward currency contracts

equal the notional amount, at par, of the underlying

primarily to hedge against foreign currency exchange

index or security as a result of a related credit event.

rate risks on its non-U.S. dollar denominated investment

Upfront payments received or made by a Fund, are

securities. When entering into a forward currency

amortized over the expected life of the agreement.

contract, a Fund agrees to receive or deliver a fixed

Periodic payments received or paid by a Fund are

quantity of foreign currency for an agreed-upon price on

recorded as realized gains or losses. The credit default

an agreed future date. These contracts are valued daily

contracts are marked-to-market daily based upon

and the corresponding unrealized gain or loss on the

quotations from market makers and the change, if any, is

contracts, as measured by the difference between the

recorded as unrealized gain or loss. Payments received or

forward foreign exchange rates at the dates of entry into

made as a result of a credit event or termination of the

the contracts and the forward rates at the reporting

contract are recognized, net of a proportional amount of

date, is included in the Statement of Assets and

the upfront payment, as realized gains or losses.

Liabilities. Realized and unrealized gains and losses are

I. The Trust may invest in structured notes, which are

included in the Statement of Operations.

over-the-counter contracts linked to the performance of

L. Certain U.S. Government and Agency Obligations are

an underlying benchmark such as interest rates, equity

traded on a discount basis; the interest rates shown on

markets, equity indices, commodities indices, corporate

the Schedules of Investments reflect the effective rates

credits or foreign exchange markets. A structured note is

at the time of purchase by the Funds. Other securities

a type of bond in which an issuer borrows money from

bear interest at the rates shown, payable at fixed dates

investors and pays back the principal, adjusted for

through maturity. The Funds may also purchase American

performance of the underlying benchmark, at a specified

Depository Receipts, U.S. Government securities, and

maturity date. In addition, the contract may require

enter into repurchase agreements.

periodic interest payments. Structured notes are used to

M. The Funds may leave cash overnight in their cash

obtain exposure to a market without owning or taking

account with the custodian, U.S. Bank. Periodically, a

physical custody of securities or commodities.

Fund may have cash due to the custodian bank as an

Fluctuations in value of the structured notes are

overdraft balance. A fee is incurred on this overdraft,

recorded as unrealized gains and losses in the

calculated by multiplying the overdraft by a rate based

accompanying financial statements. Coupon payments

on the federal funds rate. Segregated cash with the

are recorded as income while net payments are recorded

broker is held as collateral for investments in derivative

as net realized gains or losses.

instruments such as futures contracts and index swap

J. Investment securities and other assets and liabilities

agreements.

denominated in foreign currencies are translated into

N. Certain U.S. Government and Agency Obligations are

U.S. dollar amounts at the date of valuation. Purchases

traded on a discount basis; the interest rates shown on

and sales of investment securities and income and

the Schedules of Investments reflect the discount rates

expense items denominated in foreign currencies are

paid at the time of purchase by the Funds. Other

translated into U.S. dollar amounts on the respective

securities bear interest at the rates shown, payable at

dates of such transactions. The Trust does not isolate

fixed dates through maturity. The Funds may also

that portion of the results of operations resulting from

purchase American Depository Receipts, U.S.

changes in foreign exchange rates on investments from

Government securities, and enter into repurchase

the fluctuations arising from changes in market prices of

agreements.

securities held. Such fluctuations are included with the

net realized and unrealized gain and loss from

O. Interest and dividend income, most expenses, all

investments.

realized gains and losses, and all unrealized gains and

losses are allocated to the Classes based upon the value

Reported net realized foreign exchange gains or losses

of the outstanding shares in each Class. Certain costs,

arise from sales of foreign currencies and currency gains

such as distribution fees relating to A-Class Shares and

or losses realized between the trade and settlement

H-Class Shares and service and distribution fees related

dates on investment transactions. Net unrealized

to C-Class Shares, are charged directly to specific

exchange gains and losses arise from changes in the fair

Classes. In addition, certain expenses have been

values of assets and liabilities other than investments in

allocated to the individual Funds in the Trust on a pro

securities at the fiscal period end, resulting from changes

rata basis upon the respective aggregate net assets of

in exchange rates.

each Fund included in the Trust.

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

|

61

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

P. The preparation of financial statements in conformity

market may not exist for the structured notes a Fund

with U.S. generally accepted accounting principles

invests in, which may make it difficult for that Fund to

requires management to make estimates and

sell the structured notes it holds at an acceptable price

assumptions that affect the reported amount of assets

or to accurately value them. In addition, structured notes

and liabilities and disclosure of contingent assets and

are subject to the risk that the counterparty to the

liabilities at the date of the financial statements and the

instrument, or issuer, might not pay interest when due or

reported amounts of revenues and expenses during the

repay principal at maturity of the obligation. Although

reporting period. Actual results could differ from these

the Trust will not invest in any structured notes unless

estimates.

Rydex Investments believes that the issuer is

2.

Financial Instruments

creditworthy, a Fund does bear the risk of loss of the

amount expected to be received in the event of the

As part of its investment strategy, the Trust may utilize

default or bankruptcy of the issuer.

short sales and a variety of derivative instruments,

including options, futures, options on futures, structured

There are several risks associated with the use of swap

notes, and swap agreements. These investments involve,

agreements that are different from those associated

to varying degrees, elements of market risk and risks in

with ordinary portfolio securities transactions, due to

excess of the amounts recognized in the Statements of

the fact they could be considered illiquid. Although the

Assets and Liabilities.

Trust will not enter into any swap agreement unless

Rydex Investments believes that the other party to the

Short sales are transactions in which a Fund sells an

transaction is creditworthy, the Funds bear the risk of

equity or fixed income security it does not own. If the

loss of the amount expected to be received under a

security sold short decreases in price between the time

swap agreement in the event of the default or

the Fund sells the security and closes its short position,

bankruptcy of the agreement counterparty.

that Fund will realize a gain on the transaction.

Conversely, if the security increases in price during the

There are several risks associated with credit default

period, that Fund will realize a loss on the transaction.

swaps. Credit default swaps involve the exchange of a

The risk of such price increases is the principal risk of

fixed-rate premium for protection against the loss in

engaging in short sales.

value of an underlying debt instrument in the event of a

defined credit event (such as payment default or

The risk associated with purchasing options is limited to

bankruptcy). Under the terms of the swap, one party acts

the premium originally paid. The risk in writing a covered

as a “guarantor,” receiving a periodic payment that is a

call option is that a Fund may forego the opportunity for

fixed percentage applied to a notional principal amount.

profit if the market price of the underlying security

In return, the party agrees to purchase the notional

increases and the option is exercised. The risk in writing

amount of the underlying instrument, at par, if a credit

a covered put option is that a Fund may incur a loss if

event occurs during the term of the swap. A Fund may

the market price of the underlying security decreases

enter into credit default swaps in which that Fund or its

and the option is exercised. In addition, there is the risk

counterparty acts as guarantor. By acting as the

that a Fund may not be able to enter into a closing

guarantor of a swap, that Fund assumes the market and

transaction because of an illiquid secondary market or,

credit risk of the underlying instrument, including

for over-the-counter options, because of the

liquidity and loss of value.

counterparty’s inability to perform.

In conjunction with the use of short sales, options,

There are several risks in connection with the use of

futures, options on futures, and swap agreements, the

futures contracts. Risks may be caused by an imperfect

Funds are required to maintain collateral in various

correlation between movements in the price of the

forms. The Funds use, where appropriate, depending on

instruments and the price of the underlying securities. In

the financial instrument utilized and the broker involved,

addition, there is the risk that a Fund may not be able to

margin deposits at the broker, cash and/or securities

enter into a closing transaction because of an illiquid

segregated at the custodian bank, discount notes, or the

secondary market.

repurchase agreements allocated to each Fund.

There are several risks associated with the use of

The risks inherent in the use of short sales, options,

structured notes. Structured notes are leveraged, thereby

futures contracts, options on futures contracts, structured

providing an exposure to the underlying benchmark

notes, and swap agreements, include i) adverse changes

greater than the face amount and increasing the volatility

in the value of such instruments; ii) imperfect correlation

of each note relative to the change in the underlying

between the price of the instruments and movements in

linked financial instrument. A highly liquid secondary

62

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THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the price of the underlying securities, indices, or futures

During the period ended June 30, 2008, the Distributor

contracts; iii) the possible absence of a liquid secondary

retained sales charges of $83,671 relating to sales of A-

market for any particular instrument at any time; and iv)

Class Shares of the Trust.

the potential of counterparty default. The Trust has

Certain officers and trustees of the Trust are also officers established strict counterparty credit guidelines and

of Rydex Investments.

enters into transactions only with financial institutions of investment grade or better.

4.

Federal Income Tax Information

3.

Fees And Other Transactions With Affiliates

The Funds intend to comply with the provisions of

Subchapter M of the Internal Revenue Code applicable

Under the terms of an investment advisory contract, the

to regulated investment companies and will distribute

Trust pays Rydex Investments investment advisory fees

substantially all net investment income and capital gains

calculated at an annualized rate of 0.90% of the average

to shareholders. Therefore, no Federal income tax

daily net assets of each of the Funds.

provision has been recorded.

Rydex Investments provides transfer agent and

Effective September 30, 2007, the Funds adopted

administrative services to the Funds for fees calculated

Financial Accounting Standards Board (FASB)

at an annualized rate of 0.25% of the average daily net

Interpretation No. 48 “Accounting for Uncertainty in

assets of each of the Funds. Rydex Investments also

Income Taxes” (“FIN 48”). FIN 48 provides guidance for

provides accounting services to the Trust for fees

how uncertain tax positions should be recognized,

calculated at an annualized rate of 0.15% of the average

measured, presented and disclosed in the financial

daily net assets of each Fund.

statements. FIN 48 requires the evaluation of tax

Rydex Investments engages external service providers to

positions taken or expected to be taken in the course of

perform other necessary services for the Trust, such as

preparing the Fund’s tax returns to determine whether

accounting and auditing services, legal services, printing

the tax positions are “more-likely-than-not” of being

and mailing, etc. on a pass-through basis. Such expenses

sustained by the applicable tax authority. Tax positions

vary from Fund to Fund and are allocated to the Funds

not deemed to meet the more-likely-than-not threshold

based on relative net assets. Organizational and setup

would be recorded as a tax benefit or expense in the

costs for new Funds are paid by the Trust.

current year. Management has analyzed the Funds’ tax

The Trust has adopted a Distribution Plan applicable to

positions taken on federal income tax returns for all

A-Class Shares and H-Class Shares for which the

open tax years for purposes of complying with FIN 48,

Distributor and other firms that provide distribution

and has concluded that no provision for income tax was

and/or shareholder services (“Service Providers”) may

required in the Funds’ financial statements.

receive compensation. If a Service Provider provides

The Funds file U.S. federal income tax returns and

distribution services, the Funds will pay distribution fees

returns in various foreign jurisdictions in which they

to the Distributor at an annual rate not to exceed 0.25%

invest. While the statute of limitations remains open to

of average daily net assets, pursuant to Rule 12b-1 of

examine the Funds’ U.S. federal income tax returns filed

the 1940 Act. The Distributor will, in turn, pay the

for the fiscal years 2004 to 2007, no examinations are in

Service Provider out of its fees. The Distributor may, at

progress or anticipated at this time.

its discretion, retain a portion of such payments to

Income and capital gain distributions are determined in

compensate itself for distribution services.

accordance with Federal income tax regulations, which

The Trust has adopted a separate Distribution and

may differ from U.S. generally accepted accounting

Shareholder Services Plan applicable to its C-Class

principles. These differences are primarily due to

Shares that allows the Funds to pay annual distribution

differing treatments for losses deferred due to wash

and service fees of 1.00% of the Funds’ C-Class Shares

sales, losses deferred due to post-October losses, and

average daily net assets. The annual 0.25% service fee

excise tax regulations.

compensates the shareholder’s financial advisor for

Permanent book and tax basis differences, if any, will

providing on-going services to the shareholder. The

result in reclassifications. This includes net operating

annual 0.75% distribution fee reimburses the Distributor

losses not utilized during the current period, and

for paying the shareholder’s financial advisor an ongoing

capital loss carryforward expired, and the utilization of

sales commission. The Distributor advances the first

earnings and profits distributed to the shareholders

year’s service and distribution fees to the financial advisor.

on redemption of shares as part of the dividends

The Distributor retains the service and distribution fees

paid deduction for income tax purposes. These

on accounts with no authorized dealer of record.

reclassifications have no effect on net assets or net

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

|

63

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

asset values per share. Any undistributed ordinary income or long-term capital gain remaining at fiscal year end is distributed in the following year.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Funds did not incur any interest or penalties.

At June 30, 2008, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Tax

Tax

Net

Tax

Unrealized

Unrealized

Unrealized

Fund

Cost

Gain

Loss

Gain

S&P 500 2x Strategy Fund

$189,808,902

$

63,345,724

$(7,443,591)

$

55,902,133

Inverse S&P 500 2x Strategy Fund

202,534,436

—

—

—

NASDAQ-100® 2x Strategy Fund

206,565,492

117,264,166

(5,905,030)

111,359,136

Inverse NASDAQ-100® 2x Strategy Fund

163,923,943

—

—

—

Dow 2x Strategy Fund

51,133,139

5,141,769

(3,312,524)

1,829,245

Inverse Dow 2x Strategy Fund

49,827,665

—

—

—

Russell 2000® 2x Strategy Fund

53,192,469

3,663,468

(112,826)

3,550,642

Inverse Russell 2000® 2x Strategy Fund

69,499,206

5,916,746

(4,123,147)

1,793,599

5.

Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The

collateral is in the possession of the Fund’s custodian and is evaluated daily to ensure that its market value exceeds by, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

The repurchase agreements executed by the joint account and outstanding as of June 30, 2008, were as follows:

Counterparty

Terms of Agreement

Face Value

Market Value

Repurchase Price

UBS Financial Services, Inc.

1.74% due 07/01/08

$275,000,000

$275,000,000

$275,013,292

Lehman Brothers Holdings, Inc.

0.25% due 07/01/08

80,101,210

80,101,210

80,101,766

$355,101,210

$355,115,058

As of June 30, 2008, the collateral for the repurchase agreements in the joint account was as follows:

Security Type

Maturity Dates

Range of Rates

Par Value

Market Value

U.S. TIP Notes

01/15/09 – 07/15/17

0.875% – 4.250%

$233,092,200

$280,511,900

U.S. TIP Bonds

01/15/25

2.375%

67,660,000

81,422,594

U.S. Treasury Bills

12/04/08

—

285,000

282,464

$362,216,958

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees,

reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

6.

Fair Value Measurement

On September 15, 2006, the FASB released Statement of Financial Accounting Standard No. 157 (“FAS 157”) Fair Value

Measurement which provided enhanced guidance for using fair value to measure assets and liabilities. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity’s financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications.

64

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THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Funds’ net assets as of June 30, 2008:

Level 1

Level 1

Level 2

Level 2

Level 3

Level 3

Investments

Other Financial

Investments

Other Financial

Investments

Other Financial

Fund

In Securities

Instruments

In Securities

Instruments

In Securities

Instruments

Total

Assets

S&P 500 2x Strategy Fund

$245,711,035

$

—

$

—

$

—

$

—

$

—

$245,711,035

Inverse S&P 500 2x Strategy Fund

54,903,653

13,703,093

147,630,783

16,408,138

—

—

232,645,667

NASDAQ-100® 2x Strategy Fund

317,924,628

—

—

1,483,587

—

—

319,408,215

Inverse NASDAQ-100®

2x Strategy Fund

64,358,609

8,361,724

99,565,334

22,611,302

—

—

194,896,969

Dow 2x Strategy Fund

52,962,384

—

—

—

—

—

52,962,384

Inverse Dow 2x Strategy Fund

49,827,665

1,579,806

—

6,934,949

—

—

58,342,420

Russell 2000® 2x Strategy Fund

56,743,111

—

—

—

—

—

56,743,111

Inverse Russell 2000®

2x Strategy Fund

69,739,057

522,466

—

8,229,914

—

—

78,491,437

Liabilities

S&P 500 2x Strategy Fund

—

2,788,897

—

5,810,399

—

—

8,599,296

Inverse S&P 500 2x Strategy Fund

—

—

—

—

—

—

—

NASDAQ-100® 2x Strategy Fund

—

10,482,521

—

2,545,436

—

—

13,027,957

Inverse NASDAQ-100®

2x Strategy Fund

—

—

—

—

—

—

—

Dow 2x Strategy Fund

—

2,831,701

—

362,632

—

—

3,194,333

Inverse Dow 2x Strategy Fund

—

—

—

—

—

—

—

Russell 2000® 2x Strategy Fund

—

2,522,666

—

1,244,501

—

—

3,767,167

Inverse Russell 2000®

2x Strategy Fund

43,671,595

—

—

—

—

—

43,671,595

7.

Securities Transactions

During the period ended June 30, 2008, the cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments, were:

Inverse

Inverse

S&P 500

S&P 500

NASDAQ-100®

NASDAQ-100®

2x Strategy

2x Strategy

2x Strategy

2x Strategy

Fund

Fund

Fund

Fund

Purchases

$

78,065,929

$

—

$

51,164,299

$

—

Sales

$129,682,253

$

—

$139,134,093

$

—

Inverse

Inverse

Dow 2x

Dow 2x

Russell 2000®

Russell 2000®

Strategy

Strategy

2x Strategy

2x Strategy

Fund

Fund

Fund

Fund

Purchases

$

3,682,848

$

—

$

80,520,718

$42,379,326

Sales

$

15,617,935

$

—

$

97,693,182

$59,346,433

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

|

65

NOTES TO FINANCIAL STATEMENTS (continued)

8.

Share Transactions

The Trust is authorized to issue an unlimited number of shares (no par value). Transactions in shares for the periods presented were:

Purchased Through

Net Shares Purchased

Shares Purchased

Dividend Reinvestment

Shares Redeemed

(Redeemed)

Period Ended

Year Ended

Period Ended

Year Ended

Period Ended

Year Ended

Period Ended

Year Ended

June 30,

December 31,

June 30,

December 31,

June 30,

December 31,

June 30,

December 31,

2008†

2007

2008†

2007

2008†

2007

2008†

2007

S&P 500 2x Strategy Fund

A-Class

347,729

611,356

—

2,047

(409,722)

(537,072)

(61,993)

76,331

C-Class

1,512,700

2,663,146

—

7,333

(1,656,148)

(2,831,788)

(143,448)

(161,309)

H-Class

57,403,289

70,232,765

—

27,441

(58,211,091)

(70,431,916)

(807,802)

(171,710)

Inverse S&P 500 2x Strategy Fund

A-Class

752,923

1,160,462

—

16,752

(942,273)

(1,058,338)

(189,350)

118,876

C-Class

2,326,362

3,621,708

—

29,649

(2,109,368)

(3,671,295)

216,994

(19,938)

H-Class

87,688,382

92,523,093

—

218,054

(86,704,739)

(93,666,633)

983,643

(925,486)

NASDAQ-100® 2x Strategy Fund

A-Class

569,993

983,880

—

—

(687,204)

(778,509)

(117,211)

205,371

C-Class

3,808,523

6,242,400

—

—

(3,938,224)

(6,563,343)

(129,701)

(320,943)

H-Class

132,986,711

366,991,526

—

—

(135,155,795)

(367,296,212)

(2,169,084)

(304,686)

Inverse NASDAQ-100® 2x Strategy Fund

A-Class

1,119,806

1,503,369

—

17,867

(1,180,262)

(1,613,784)

(60,456)

(92,548)

C-Class

4,199,899

7,793,095

—

98,329

(4,331,547)

(8,270,272)

(131,648)

(378,848)

H-Class

144,750,143

512,824,976

—

901,783

(145,704,067)

(519,583,760)

(953,924)

(5,857,001)

Dow 2x Strategy Fund

A-Class

490,823

813,411

—

55

(539,127)

(629,026)

(48,304)

184,440

C-Class

1,092,981

2,432,169

—

98

(1,127,735)

(2,312,524)

(34,754)

119,743

H-Class

12,474,008

39,185,064

—

362

(12,291,685)

(39,642,292)

182,323

(456,866)

Inverse Dow 2x Strategy Fund

A-Class

88,697

416,700

—

3,184

(95,389)

(447,803)

(6,692)

(27,919)

C-Class

368,080

1,080,461

—

7,295

(370,835)

(1,043,407)

(2,755)

44,349

H-Class

8,693,805

29,469,968

—

49,826

(8,668,029)

(29,990,105)

25,776

(470,311)

Russell 2000® 2x Strategy Fund

A-Class

68,732

97,375

—

204

(68,140)

(94,251)

592

3,328

C-Class

1,273,067

1,198,936

—

493

(1,248,033)

(1,156,861)

25,034

42,568

H-Class

54,329,685

90,569,533

—

9,207

(54,203,431)

(90,316,414)

126,254

262,326

Inverse Russell 2000® 2x Strategy Fund

A-Class

182,663

2,023,333

—

23,912

(1,035,912)

(1,263,714)

(853,249)

783,531

C-Class

567,037

1,411,555

—

2,197

(534,551)

(1,356,719)

32,486

57,033

H-Class

23,026,779

73,059,516

—

54,714

(23,170,190)

(72,539,083)

(143,411)

575,147

†

Unaudited.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)

9.

Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the statement of operations is shown net of rebates paid to borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 100% of the value of the securities on loan, which is initially held in a segregated account at U.S. Bank. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral may be invested by U.S. Bank in certain high quality, liquid investments. At

June 30, 2008, the cash collateral investments consisted of a money market mutual fund. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Although the collateral mitigates risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The

Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

The following represents a breakdown of the collateral:

MUTUAL FUND

Issuer

Shares

Market Value

Mount Vernon Securities Lending Trust

93,208,454

$93,208,454

Total Mutual Fund

$93,208,454

At June 30, 2008, the following Funds participated in securities lending and received cash collateral:

Value of

Cash

Securities

Fund

Collateral

Loaned

S&P 500 2x Strategy Fund

$26,340,298

$25,299,036

NASDAQ-100® 2x Strategy Fund

55,422,984

52,888,806

Dow 2x Strategy Fund

3,964,585

3,811,141

Russell 2000® 2x Strategy Fund

7,480,587

7,034,941

10. New Accounting Pronouncements

In March 2008, the FASB issued FAS 161, “Disclosures about Derivative Instruments and Hedging Activities.” The new

requirement is intended to improve disclosures around an entity’s derivatives activity and help investors understand how entities use derivatives, how they are accounted for and how they affect the financial position and operations of that entity. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.

11. NASDAQ Name Change

Effective April 1, 2008, the OTC 2x Strategy Fund and the Inverse OTC 2x Strategy Fund changed their Fund names to

NASDAQ-100® 2x Strategy Fund and Inverse NASDAQ-100® 2x Strategy Fund, respectively. The name change did not have any impact on the Funds’ investment objectives, tickers and CUSIPS.

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

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67

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Proxy Results

At a special meeting of shareholders held on October 4, 2007, the shareholders of the Funds voted on whether to approve a new investment advisory agreement between Rydex Dynamic Funds and Padco Advisors, Inc. A description of the number of shares voted is as follows:

Shares

Shares

Shares

Shares

Fund

For

Against

Abstained

Uninstructed

S&P 500 2x Strategy Fund

3,588,454

61,106

106,582

529,222

Inverse S&P 500 2x Strategy Fund

4,132,978

210,256

267,568

—

NASDAQ-100® 2x Strategy Fund

8,912,935

164,838

387,991

—

Inverse NASDAQ-100® 2x Strategy Fund

10,325,667

603,225

749,712

—

Dow 2x Strategy Fund

798,027

51,295

53,846

—

Inverse Dow 2x Strategy Fund

822,579

39,073

47,925

66,315

Russell 2000® 2x Strategy Fund

745,872

23,907

21,821

28,424

Inverse Russell 2000® 2x Strategy Fund

1,281,541

58,992

526,449

—

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public

Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1-800-820-0888.

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THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and

Officers, and can be obtained without charge by calling 1-800-820-0888.

All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.

TRUSTEES AND OFFICERS

Length of Service

Name, Position and

As Trustee

Number of

–––––––––––––––––––––––––

Year of Birth

–––––––––––––––––––––––––––

(Year Began)

––––––––––––––––––––––––

Funds Overseen

Carl G. Verboncoeur*

Rydex Series Funds – 2004

158

Trustee, President (1952)

Rydex Variable Trust – 2004

Rydex Dynamic Funds – 2004

Rydex ETF Trust – 2004

Principal Occupations During Past Five Years: Treasurer of Rydex Specialized Products, LLC (2005 to present) Chief Executive

Officer of Rydex Specialized Products, LLC (2005 to 2008); Chief Executive Officer of Rydex Investments and Rydex Distributors,

Inc. (2003 to present); Executive Vice President of Rydex Investments (2000 to 2003)

Michael P. Byrum*

Rydex Series Funds – 2005

150

Trustee, Vice President (1970)

Rydex Variable Trust – 2005

Rydex Dynamic Funds – 2005

Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Chief Investment Officer of Rydex Investments (2003 to present); Secretary of

Rydex Specialized Products, LLC (2005 to 2008); Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex

Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); Vice President of Rydex ETF Trust

(2002 to present); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to 2006); President of Rydex Investments

(2004 to present); Chief Operating Officer of Rydex Investments and Rydex Distributors, Inc. (2003 to 2004)

INDEPENDENT TRUSTEES

Length of Service

Name, Position and

As Trustee

Number of

––––––––––––––––––––––––––

Year of Birth

––––––––––––––––––––––––––

(Year Began)

––––––––––––––––––––––––

Funds Overseen

John O. Demaret

Rydex Series Funds – 1997

150

Trustee, Chairman of the

Rydex Variable Trust – 1998

Board (1940)

Rydex Dynamic Funds – 1999

Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Retired

Corey A. Colehour

Rydex Series Funds – 1993

150

Trustee (1945)

Rydex Variable Trust – 1998

Rydex Dynamic Funds – 1999

Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Retired (2006 to present); Owner and President of Schield Management

Company, registered investment adviser (2005 to 2006); Senior Vice President of Marketing and Co-Owner of Schield

Management Company, registered investment adviser (1985 to 2005)

J. Kenneth Dalton

Rydex Series Funds – 1995

150

Trustee (1941)

Rydex Variable Trust – 1998

Rydex Dynamic Funds – 1999

Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Mortgage Banking Consultant and Investor, The Dalton Group

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

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69

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)

Length of Service

Name, Position and

As Trustee

Number of

––––––––––––––––––––––––

Year of Birth

––––––––––––––––––––––––––

(Year Began)

––––––––––––––––––––––––

Funds Overseen

Werner E. Keller

Rydex Series Funds – 2005

150

Trustee (1940)

Rydex Variable Trust – 2005

Rydex Dynamic Funds – 2005

Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Retired (2001 to present); Chairman, Centurion Capital Management (1991 to 2001)

Thomas F. Lydon, Jr.

Rydex Series Funds – 2005

150

Trustee (1960)

Rydex Variable Trust – 2005

Rydex Dynamic Funds – 2005

Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: President, Global Trends Investments

Patrick T. McCarville

Rydex Series Funds – 1997

150

Trustee (1942)

Rydex Variable Trust – 1998

Rydex Dynamic Funds – 1999

Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Founder and Chief Executive Officer, Par Industries, Inc.

Roger Somers

Rydex Series Funds – 1993

150

Trustee (1944)

Rydex Variable Trust – 1998

Rydex Dynamic Funds – 1999

Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Owner, Arrow Limousine

EXECUTIVE OFFICERS

Name, Position and

Principal Occupations

Year of Birth

During Past Five Years

Nick Bonos*

Chief Financial Officer of Rydex Specialized Products, LLC (2005 to

Vice President and Treasurer (1963)

present); Vice President and Treasurer of Rydex Series Funds,

Rydex Variable Trust, Rydex Dynamic Funds, and Rydex ETF Trust

(2003 to present); Senior Vice President of Rydex Investments

(2003 to present); Vice President and Treasurer of Rydex Capital

Partners SPhinX Fund (2003 to 2006)

Joanna M. Haigney*

Chief Compliance Officer of Rydex Series Funds, Rydex Variable

Chief Compliance Officer and

Trust, and Rydex Dynamic Funds (2004 to present); Secretary of

Secretary (1966)

Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic

Funds (2000 to present); Secretary of Rydex ETF Trust (2002 to present); Vice President of Compliance of Rydex Investments

(2000 to present); Secretary of Rydex Capital Partners SPhinX

Fund (2003 to 2006)

Joseph Arruda*

Assistant Treasurer of Rydex Series Funds, Rydex Variable Trust,

Assistant Treasurer (1966)

Rydex Dynamic Funds, Rydex ETF Trust (2006 to present); Senior

Vice President of Rydex Investments (2008 to present) Vice

President of Rydex Investments (2004 to 2008); Director of

Accounting of Rydex Investments (2003 to 2004)

Paula Billos*

Controller of Rydex Series Funds, Rydex Variable Trust, Rydex

Controller (1974)

Dynamic Funds, Rydex ETF Trust (2006 to present); Director of

Fund Administration of Rydex Investments (2001 to present)

*

Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with Rydex Investments.

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9601 Blackwell Road, Suite 500

Rockville, MD 20850

www.rydexinvestments.com

800-820-0888

DYN-SEMI-0608X1208

Item 2. Code of Ethics.

Not applicable at this time.

Item 3. Audit Committee Financial Expert.

Not applicable at this time.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management

Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company

and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

Based on their evaluation on September 3, 2008, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex Dynamic Funds (the “Trust”)

believe that there were no significant deficiencies in the design or operation of the internal controls of the Trust or Rydex Investments (“RI”), the investment advisor and manager of the

Trust, or Rydex Distributors, Inc. (“RD”), which acts as distributor for the Trust, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company

Act of 1940) which would have adversely affected the ability of the Trust or RI on behalf of the

Trust, to record, process, summarize, and report the subject matter contained in this Report.

There was no fraud, whether or not material, involving officers or employees of RI, RD or the

Trust who have a significant role in the Trust’s internal controls, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that has come to the attention of the Advisor or the officers of the Trust, including its President and

Treasurer.

(b)

There were no significant changes in the Trust’s or RI’s internal controls over financial reporting, (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(2) Separate certifications by the President (principal executive officer) and Treasurer

(principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR

270.30a-2(a)) are attached.

(b)

A certification by the registrant’s President (principal executive officer) and Treasurer

(principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

EX.-12(a)(2)(i)

CERTIFICATION

I, Carl G. Verboncoeur, certify that:

1. I have reviewed this report on Form N-CSR of Rydex Dynamic Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations,

changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the

Investment Company Act of 1940) and internal control over financial reporting (as defined in

Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)

Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: September 3, 2008

/s/ Carl G. Verboncoeur

Carl G. Verboncoeur,

President

EX.-12(a)(2)(ii)

CERTIFICATION

I, Nick Bonos, certify that:

1. I have reviewed this report on Form N-CSR of Rydex Dynamic Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations,

changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the

Investment Company Act of 1940) and internal control over financial reporting (as defined in

Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)

Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: September 3, 2008

/s/ Nick Bonos

Nick Bonos,

Vice President and Treasurer

EX. 12(b)(i)

CERTIFICATION

I, Carl G. Verboncoeur, President of Rydex Dynamic Funds (the “Trust”), certify that:

1.

The Form N-CSR of the Trust (the “Report”) fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

2.

The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.

A signed original of this written statement required by Section 906 has been provided to the

Trust and will be retained by the Trust and furnished to the Securities and Exchange Commission or its staff upon request.

Dated: September 3, 2008

/s/ Carl G. Verboncoeur

Carl G. Verboncoeur,

President

EX. 12(b)(ii)

CERTIFICATION

I, Nick Bonos, Vice President and Treasurer of Rydex Dynamic Funds (the “Trust”), certify that:

1.

The Form N-CSR of the Trust (the “Report”) fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

2.

The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.

A signed original of this written statement required by Section 906 has been provided to the

Trust and will be retained by the Trust and furnished to the Securities and Exchange Commission or its staff upon request.

Dated: September 3, 2008

/s/ Nick Bonos

Nick Bonos,

Vice President and Treasurer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment

Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Rydex Dynamic Funds

By (Signature and Title)*

/s/ Carl G. Verboncoeur

Carl G. Verboncoeur, President

Date

September 3, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment

Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ Carl G. Verboncoeur

Carl G. Verboncoeur, President

Date

September 3, 2008

By (Signature and Title)*

/s/ Nick Bonos

Nick Bonos, Vice President and Treasurer

Date

September 3, 2008

* Print the name and title of each signing officer under his or her signature.